                                                   File Nos. 333-76651, 811-9301


      As filed with the Securities and Exchange Commission on June 29, 1999


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]


                       Pre-Effective Amendment No. _3_                       [X]


                      Post-Effective Amendment No. ___                       [ ]
                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]


                              Amendment No. _3_                              [X]


                        (Check appropriate box or boxes.)

                       -----------------------------------

                      TIAA-CREF Institutional Mutual Funds
               (Exact Name of Registrant as Specified in Charter)

                                730 Third Avenue
                          New York, New York 10017-3206
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 842-2733

                             Peter C. Clapman, Esq.
                      TIAA-CREF Institutional Mutual Funds
                                730 Third Avenue
                          New York, New York 10017-3206
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Steven B. Boehm, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415

                  Approximate Date of Proposed Public Offering:
                                  July 1, 1999

PROSPECTUS, DATED JULY 1, 1999

TIAA-CREF Institutional Mutual Funds

         Institutional International Equity Fund
         Institutional Growth Equity Fund
         Institutional Growth and Income Fund
         Institutional Equity Index Fund
         Institutional Social Choice Equity Fund
         Institutional Bond Fund
         Institutional Money Market Fund

Each investment portfolio, or "Fund," currently offers a single class of shares, which is described in this prospectus. The shares are only available for purchase by certain intermediaries affiliated with TIAA-CREF ("TIAA-CREF Intermediaries") or other persons, such as state-sponsored tuition savings plans, who have entered into a contract with a TIAA-CREF Intermediary that enables them to purchase shares of the Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

SUMMARY INFORMATION...............................................................1
         INVESTMENT OBJECTIVES, STRATEGIES AND RISKS..............................1
                  Dual Investment Management Strategy(SM).........................1
                  General Risks of Investing in the Funds.........................1
                  Institutional International Equity Fund.........................2
                  Institutional Growth Equity Fund................................3
                  Institutional Growth and Income Fund............................4
                  Institutional Equity Index Fund.................................5
                  Institutional Social Choice Equity Fund.........................5
                  Institutional Bond Fund.........................................6
                  Institutional Money Market Fund.................................7
         PAST PERFORMANCE.........................................................7
         FEES AND EXPENSES........................................................7

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS.......................................9
         EQUITY FUNDS USING THE DUAL INVESTMENT MANAGEMENT STRATEGY(SM)...........9
                  Institutional International Equity Fund........................10
                  Institutional Growth Equity Fund...............................11
                  Institutional Growth and Income Fund...........................12
         OTHER EQUITY FUNDS......................................................12
                  Institutional Equity Index Fund................................12
                  Institutional Social Choice Equity Fund........................13
         ADDITIONAL INVESTMENT STRATEGIES FOR THE EQUITY FUNDS...................14
         THE FIXED-INCOME FUNDS..................................................15
                  Institutional Bond Fund........................................15
                  Institutional Money Market Fund................................17
         RISKS OF INVESTING IN ANY OF THE FUNDS..................................18
                  General Investment Risks.......................................18
                  Year 2000 Risks................................................19
         MANAGEMENT OF THE FUNDS.................................................19
                  The Funds' Investment Adviser..................................19
                  Prior Performance of Investment Adviser........................20
                  Fund Managers..................................................22
                  Service Providers..............................................23

CALCULATING SHARE PRICE..........................................................23

DIVIDENDS AND DISTRIBUTIONS......................................................24

TAXES............................................................................25

YOUR ACCOUNT:  BUYING, SELLING OR EXCHANGING SHARES..............................26

                                       ii

         ELIGIBLE INVESTORS......................................................26
         PURCHASE OF FUND SHARES.................................................27
                  Purchases by Eligible Investors................................27
                  Investing through the Trust Company............................27
                  Points to Remember for All Purchases...........................27
                  In-Kind Purchases of Shares....................................28
         HOW TO REDEEM SHARES....................................................28
                  Redemptions by Eligible Investors..............................28
                  Redeeming Shares through the Trust Company.....................29
                  In-Kind Redemptions of Shares..................................29
         HOW TO EXCHANGE SHARES..................................................29
                  Exchanges by Eligible Investors................................29
                  Making Exchanges through the Trust Company.....................29
         OTHER INVESTOR INFORMATION..............................................30

FINANCIAL HIGHLIGHTS.............................................................30

                                      iii
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                               SUMMARY INFORMATION

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

         TIAA-CREF Institutional Mutual Funds consists of seven different Funds:

                         Institutional International Equity Fund
                         Institutional Growth Equity Fund
                         Institutional Growth and Income Fund
                         Institutional Equity Index Fund
                         Institutional Social Choice Equity Fund
                         Institutional Bond Fund
                         Institutional Money Market Fund

DUAL INVESTMENT MANAGEMENT STRATEGY(SM)

         Three of the Funds (the Institutional International Equity Fund, the Institutional Growth Equity Fund, and the Institutional Growth and Income Fund) use TIAA-CREF's Dual Investment Management Strategy(SM). Each of these Funds has a "stock selection" and an "enhanced index" segment.

- The stock selection segment holds a relatively small number of stocks that the Fund manager believes offer superior returns. These stocks are chosen using fundamental analysis.

- The enhanced index segment seeks to outperform the Fund's benchmark index while limiting the possibility of significantly underperforming the benchmark. The Fund manager attempts to outperform the benchmark index by over- or under-weighting many stocks in the index by small amounts, based on proprietary scoring models.

The Fund manager has certain flexibilities, using the Dual Investment Management Strategy, to allocate amounts between the stock selection segment and the enhanced index segment, based upon investment opportunities that the Fund manager determines to be available at any particular time. This approach enables the Funds to stay fully invested even when the Fund manager cannot find sufficient investment opportunities for the stock selection segment.

         The Institutional Equity Index Fund, the Institutional Social Choice Equity Fund, the Institutional Bond Fund, and the Institutional Money Market Fund do not use the Dual Investment Management Strategy. See their descriptions below.

GENERAL RISKS OF INVESTING IN THE FUNDS

         The Funds are subject to the following general risks:

- Market Risk -- Stock and bond prices in general can decline over short or


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

         extended periods as a result of political or economic events.

- Interest Rate Risk -- Bond or stock prices may decline if interest rates change.

- Company Risk -- A company's current earnings can fall or its overall financial soundness may decline. As a result, the price of its securities may go down, or the company may not be able to pay principal and interest on its bonds when due.

         Special risks associated with particular Funds are discussed in the following Fund summaries. The use of a particular benchmark index by a Fund is not a fundamental policy and can be changed.

         An investment in TIAA-CREF Institutional Mutual Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds, or the Funds could underperform other investments.

INSTITUTIONAL INTERNATIONAL EQUITY FUND

INVESTMENT          The Fund seeks favorable long-term returns, mainly through
OBJECTIVE           capital appreciation.

PRINCIPAL           The Fund invests in a broadly diversified portfolio of
INVESTMENT          primarily foreign equity investments, using the Dual
STRATEGIES          Investment Management Strategy. For the Fund's stock
                    selection segment, we concentrate on individual stocks rather than on geographic regions, sectors, or industries.
                    We look for companies of all sizes that have certain characteristics such as sustainable rowth, consistent cash flow and attractive stock prices based on current earnings, assets and long-term growth prospects. The benchmark index for the Fund is the Morgan Stanley Capital International
                    ("MSCI") EAFE(R) (Europe, Australia, Far East) Index.

SPECIAL             Changes in currency exchange rates, the possible imposition
INVESTMENT          of market controls or currency exchange controls, lower
RISKS               liquidity and higher volatility in some foreign markets
                    and/or political, social or diplomatic events could reduce the value of the Fund's investments. These risks may be even more pronounced for the Fund's investments in emerging market countries.

WHO MAY             The Fund may be appropriate for investors who seek
WANT TO             above-average long-term returns, who understand the
INVEST              advantages of diversification across international markets and are willing to tolerate the greater risks of international investing.


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INSTITUTIONAL GROWTH EQUITY FUND

INVESTMENT          The Fund seeks a favorable long-term return, mainly through
OBJECTIVE           capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.

PRINCIPAL           The Fund invests in stocks of companies in new and emerging
INVESTMENT          areas of the economy and companies with distinctive products
STRATEGIES          or promising market conditions, using the Dual Investment
                    Management Strategy. For its stock selection segment, the Fund looks primarily for companies that we believe have the potential for strong earnings or sales growth, or that appear to be undervalued based on current earnings, assets or growth prospects. It can also invest in companies to benefit from prospective acquisitions, reorganizations, or corporate restructurings or other special situations.
                    Foreign investments may range from 0 to 40 percent of the Fund's portfolio. The benchmark index for the Fund is the Russell 3000(R) Growth Index. (Russell 3000 is a trademark and a service mark of the Frank Russell Company.)

SPECIAL             The Fund may sometimes hold a significant amount of stocks
INVESTMENT          of smaller, lesser-known companies whose stock prices may
RISKS               fluctuate more than those of larger companies. This means
                    the Fund will probably be more volatile than the overall stock market. With foreign investments, changes in currency exchange rates, the possible imposition of market controls or currency exchange controls, lower liquidity and higher volatility in some foreign markets and/or political, social or diplomatic events could reduce the value of the Fund's investments.

WHO MAY             The Fund may be appropriate for investors who are looking
WANT TO             for long-term capital appreciation, but who are willing to
INVEST              tolerate fluctuations in value.

INSTITUTIONAL GROWTH AND INCOME FUND

INVESTMENT          The Fund seeks a favorable long-term return through capital
OBJECTIVE           appreciation and investment income.

PRINCIPAL           The Fund invests in a broadly diversified portfolio of
INVESTMENT          common stocks selected for their investment potential, using
STRATEGIES          the Dual Investment Management Strategy. For its stock
                    selection segment, the Fund manager looks primarily for stocks of larger, well-established, mature growth companies that we believe are attractively priced, show the potential to grow faster than the rest of the market, and offer a growing stream of dividend income. The Fund may also invest in rapidly growing smaller companies and may have up to 20 percent of its assets in foreign securities. Normally, at least 80 percent of the Fund's assets will be income-producing equity securities selected for their investment potential. The benchmark index for the Fund is the Standard & Poor's 500 ("S&P 500") Index.

SPECIAL             Stocks paying relatively high dividends may at times
INVESTMENT          significantly underperform other stocks during periods of
RISKS               rapid market appreciation. Changes in currency exchange
                    rates, the possible imposition of market controls or currency exchange controls, lower liquidity and higher volatility in some foreign markets and/or political, social or diplomatic events could reduce the value of the Fund's foreign investments.

WHO MAY             The Fund may be appropriate for investors who want capital
WANT TO             appreciation and current income but who also can accept the
INVEST              risk of market fluctuations.

INSTITUTIONAL EQUITY INDEX FUND


INVESTMENT          The Fund seeks a favorable long-term rate of return from a
OBJECTIVE           diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by a broad stock market index.

PRINCIPAL           The Fund is designed to track U.S. equity markets as a whole
INVESTMENT          and invests in stocks in the Russell 3000(R) Index. The Fund
STRATEGIES          uses a sampling approach to create a portfolio that closely matches the overall investment characteristics (for example, yield and industry weight) of the Index without actually investing in all 3,000 stocks in the index.

SPECIAL             While the Fund attempts to closely track the Russell 3000(R)
INVESTMENT          Index, it does not invest in all 3,000 stocks in the index.
RISKS               Thus there is no guarantee that the performance of the Fund will match that of the index.

WHO MAY             The Fund may be appropriate for investors who seek a fund
WANT TO             that tracks the return of a broad U.S. equity market index.
INVEST

INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

INVESTMENT          The Fund seeks a favorable long-term rate of return that
OBJECTIVE           tracks the investment performance of the U.S. stock market while giving special consideration to certain social criteria.

PRINCIPAL           The Fund invests primarily in a diversified set of common
INVESTMENT          stocks. The Fund attempts to track the return of the U.S.
STRATEGIES          stock market as represented by the S&P 500 Index, while
                    investing only in companies whose activities are consistent with the Fund's social criteria. It does this primarily by investing in S&P 500 companies that are not excluded by the Fund's social criteria, so that the Fund's portfolio approaches the overall investment characteristics
                    (e.g., yield and industry weight) of the S&P 500.

SPECIAL             Because its social criteria exclude some investments, this
INVESTMENT          Fund may not be able to take advantage of the same
RISKS               opportunities or market trends as do the Funds that don't
                    use such criteria.

WHO MAY             The Fund may be appropriate for investors who seek an equity
WANT TO             investment that is generally broad-based but excludes
INVEST              companies that engage in certain activities.

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INSTITUTIONAL BOND FUND

INVESTMENT          The Fund seeks a favorable long-term return, primarily
OBJECTIVE           through high current income consistent with preserving
                    capital.

PRINCIPAL           The Fund invests primarily in a broad range of debt
INVESTMENT          securities. The majority of the Fund's portfolio is invested
STRATEGIES          in U.S. Treasury and Agency securities, corporate bonds, and mortgage-backed or other asset-backed securities. The Fund holds mainly investment grade securities rated in the top four credit categories by Moody's or Standard & Poor's. The
                    Fund is managed to track the duration of the benchmark index for the Fund, the Lehman Brothers Aggregate Bond Index.
                    (Duration is a measurement of the change in the value of a bond portfolio in response to a change in interest rates.)
                    The Fund will overweight or underweight individual securities or sectors depending on where we find undervalued, overlooked or misunderstood issues that offer the potential for superior returns compared to the Lehman index. The Fund may also invest in non-investment grade securities (also called "high-yield" or "junk" bonds) or privately placed (non-registered) securities.

SPECIAL             The Fund is subject to interest rate risk -- that is, prices
INVESTMENT          of bonds held by the Fund may decline if interest rates
RISKS               rise. For example, if interest rates rise by 1%, the market value of a portfolio with a duration of 5 years would decline by approximately 5%. Investments in mortgage-backed securities are subject to prepayment or extension risk. This is the possibility that a change in interest rates would cause the underlying mortgages to be paid off sooner or later than expected. If unanticipated prepayments occur as a result of a declining interest rate environment, the Fund would have to reinvest the amounts that had been invested in the mortgage-backed securities, possibly at a lower rate of return. If unanticipated extensions occur as a result of a rising interest rate environment, the Fund may not have sufficient cash available for reinvestment when expected.
                    High-yield securities involve higher risks than investment grade bonds.

WHO MAY             The Fund may be appropriate for those who want to invest in
WANT TO             a general bond fund with a slightly higher level of risk
INVEST              than a traditional bond fund.


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INSTITUTIONAL MONEY MARKET FUND

INVESTMENT          The Fund seeks high current income consistent with
OBJECTIVE           maintaining liquidity and preserving capital.

PRINCIPAL           The Fund invests primarily in high-quality short-term money
INVESTMENT          market instruments. It limits its investments to securities
STRATEGIES          that present minimal credit risk and are rated in the
                    highest rating categories for short-term instruments. The benchmark index for the Fund is the IBC Money Fund
                    All-Taxable Average.

SPECIAL             The Fund is subject to current income volatility -- that is,
INVESTMENT          the income received by the Fund may decrease as a result of
RISKS               a decline in interest rates.

WHO MAY             The Fund may be suitable for conservative investors who are
WANT TO             looking for a high degree of principal stability and
INVEST              liquidity, and are willing to accept returns that may be
                    lower than those offered by longer-term fixed-income investments.

An investment in the Institutional Money Market Fund, like the other Funds, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PAST PERFORMANCE

         No performance data for TIAA-CREF Institutional Mutual Funds is included in this prospectus because none of the Funds has been in operation for one full calendar year.

         Performance information for other registered investment companies managed by the investment advisory personnel who manage TIAA-CREF Institutional Mutual Funds is provided on page 20 of this prospectus.

FEES AND EXPENSES

         The following table describes the fees and expenses that you pay if you buy and hold shares of the Funds.



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


SHAREHOLDER FEES (deducted directly from gross amount of transaction)
---------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases (percentage of offering price)                  0%

Maximum Deferred Sales Charge                                                             0%

Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions              0%

Redemption Fee                                                                            0%

Exchange Fee                                                                              0%

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)
----------------------------------------------------------
                                                                                Total         Fee Waiver
                                                        Manage-     Other    Annual Fund    and/or Expense
                                                         ment     Expenses    Operating       Reimburse-      Net
                                                         Fees        (1)       Expenses       ment (2,3)    Expenses
                                                      ---------- ----------  -----------    --------------  --------
Institutional International Equity Fund                 0.27%        0.28%        0.55%           0.26%        0.29%

Institutional Growth Equity Fund                        0.23%        0.23%        0.46%           0.24%        0.22%

Institutional Growth and Income Fund                    0.23%        0.23%        0.46%           0.24%        0.22%

Institutional Equity Index Fund                         0.18%        0.23%        0.41%           0.24%        0.17%

Institutional Social Choice Equity Fund                 0.19%        0.23%        0.42%           0.24%        0.18%

Institutional Bond Fund                                 0.18%        0.23%        0.41%           0.22%        0.19%

Institutional Money Market Fund                         0.15%        0.23%        0.38%           0.22%        0.16%

--------------------------

(1) "Other Expenses" is based on estimated amounts for the current fiscal year.

(2) Teachers Advisors, Inc. ("Advisors"), the investment manager for the Funds, has agreed to waive a portion of the Management Fees equal to, on an annual basis: 0.09% of the average daily net assets of the Institutional International Equity Fund; 0.07% of the average daily net assets of each of the Institutional Growth Equity Fund, the Institutional Growth and Income Fund, the Institutional Equity Index Fund, and the Institutional Social Choice Equity Fund; and 0.05% of the average daily net assets of each of the Institutional Bond Fund and the Institutional Money Market Fund. This waiver is contractual and will remain in effect until July 1, 2002.

(3) Advisors has agreed to reimburse the Institutional International Equity Fund so that Other Expenses, which do not include investment management fee expenses, do not exceed, on an annual basis, 0.11% of its average daily net assets and to reimburse each of the other Funds so that Other Expenses do not exceed, on an annual basis, 0.06% of its average daily net assets. This reimbursement agreement is contractual and will remain in effect until July 1, 2002.

EXAMPLE

         This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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
                                                  1 Year                3 Years
                                                  ------                -------
Institutional International Equity Fund             $30                   $93

Institutional Growth Equity Fund                    $23                   $71

Institutional Growth and Income Fund                $23                   $71

Institutional Equity Index Fund                     $17                   $55

Institutional Social Choice Equity Fund             $18                   $58

Institutional Bond Fund                             $19                   $61

Institutional Money Market Fund                     $16                   $52

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

         Each of the individual investment portfolios, or Funds, described below has its own investment objective. The following describes each Fund's investment objective, the principal investment strategies and techniques each Fund uses to accomplish its objective, and the principal types of securities each Fund purchases. These policies and techniques are not fundamental and may be changed by our Board of Trustees without shareholder approval. However, we'll notify you of any significant changes. For a complete listing of the Funds' policies and restrictions, see the Statement of Additional Information ("SAI").

         There is no guarantee that any Fund will meet its investment objective.

EQUITY FUNDS USING THE DUAL INVESTMENT MANAGEMENT STRATEGY(SM)

         The Institutional International Equity Fund, the Institutional Growth Equity Fund, and the Institutional Growth and Income Fund use TIAA-CREF's Dual Investment Management Strategy(SM), which works like this:

         Each of these three equity Funds has two separate segments called the "stock selection" segment and the "enhanced index" segment. The relative sizes of these two segments vary as the Fund manager shifts money between them in response to investment opportunities.

         The stock selection segment holds a relatively small number of stocks that the Fund manager believes offer superior returns. The managers of these equity Funds will usually use fundamental analysis to select individual stocks or sectors for investment in the stock selection segment. Each equity Fund's stock selection segment is described further below.

         Money that is not invested in an equity Fund's stock selection segment goes to its enhanced index segment. Here the goal is two-fold: (1) to outperform each Fund's benchmark index and (2) to limit the possibility of significantly underperforming that benchmark. The Funds' managers attempt to outperform the benchmark indexes by over- or under-weighting many stocks in the index by small amounts, based on proprietary stock scoring models. In other words, a Fund will hold more or less of some stocks than does its benchmark index. The managers attempt to control the risk of underperforming the benchmarks by maintaining the same overall financial characteristics (such as volatility, dividend yield and industry weights) as the benchmarks.

         The Dual Investment Management Strategy enables the Funds to stay fully invested even when the Fund manager cannot find sufficient investment opportunities for the stock selection segment.

         The benchmarks for each Fund's enhanced index segment currently are as follows:

Fund                                               Benchmark
----                                               ---------
Institutional International Equity Fund            MSCI EAFE(R) (Europe, Australia, Far East) Index
Institutional Growth Equity Fund                   Russell 3000(R) Growth Index
Institutional Growth and Income Fund               S&P 500(R) Index

Using these indices is not a fundamental policy of TIAA-CREF Institutional Mutual Funds, so we can substitute other indices without shareholder approval. We'll notify you before we make such a change.

INSTITUTIONAL INTERNATIONAL EQUITY FUND

         The INSTITUTIONAL INTERNATIONAL EQUITY FUND seeks a favorable long-term return, mainly through capital appreciation from a broadly diversified portfolio that consists primarily of foreign equity investments. The Fund intends to always have at least 80 percent of its assets in equity securities of companies located in at least three different countries, other than the United States.

         The Fund uses the Dual Investment Management Strategy. The Fund may invest in companies of all sizes. For the Fund's stock selection segment, we concentrate on individual stocks rather than on geographic regions, sectors, or industries. We do, however, regularly monitor the Fund's sector and country exposure in order to control risk.

         In particular, we look for companies of all sizes that have certain characteristics, such as:

         -        sustainable growth

         -        focused management with successful track records

         -        unique and easy-to-understand franchises (brands)

         - undervalued stock prices based on current earnings, assets, and long-term growth prospects

         -        consistent generation of free cash flow

         SPECIAL INVESTMENT RISKS: The Fund is subject to the general investment risks described on page 18. In addition, investing in securities traded on foreign exchanges or in foreign markets can involve risks beyond those of domestic investing. These include: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation, or nationalization of assets; (5) more limited foreign financial information or difficulty in interpreting it because of foreign regulations and accounting standards; (6) the lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social, or diplomatic events; (8) the difficulty of evaluating some foreign economic trends; or (9) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and transaction costs are often higher for foreign investments, and it may be harder to use foreign laws and courts to enforce financial or legal obligations.

         The risks noted above often increase in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices may be volatile. In addition, foreign investors are subject to a variety of special restrictions in many emerging countries. The Fund will focus its investments primarily in those countries which are included in the MSCI EAFE Index.

INSTITUTIONAL GROWTH EQUITY FUND

         The INSTITUTIONAL GROWTH EQUITY FUND seeks a favorable long-term return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth. Normally, the Fund will have at least 80 percent of its assets in equity securities that have the potential for capital appreciation.

         The Fund uses the Dual Investment Management Strategy. The Fund's stock selection segment can invest in companies of all sizes, including companies in new and emerging areas of the economy and companies with distinctive products or promising market conditions. We choose individual investments based on a company's prospects under current or forecasted economic, financial and market conditions, looking for companies we believe have the potential for strong earnings or sales growth, or that appear to be undervalued based on current earnings, assets, or growth prospects.

         The Fund can also invest in large, well-known, established companies, particularly when we believe they have new or innovative products, services, or processes that enhance future earnings prospects. The Fund can also invest in companies in order to benefit from prospective acquisitions, reorganizations, or corporate restructurings or other special situations.

         The Institutional Growth Equity Fund can buy foreign securities and other instruments if we believe they have superior investment potential. Depending on investment opportunities, the Fund may have from 0 to 40 percent of its assets in foreign securities. The securities will be those traded on foreign exchanges or in other foreign markets and may be denominated in foreign currencies or other units of account.

         SPECIAL INVESTMENT RISKS: The Fund is subject to the general investment risks described on page 18. In addition, there are special risks to investing in growth stocks. The Fund may at times hold a significant amount of stocks of smaller, lesser-known companies. Their stock prices may fluctuate more than those of larger companies because smaller companies may depend on narrow product lines, have limited track records, lack depth of management, or have thinly-traded securities. Also, stocks of companies involved in reorganizations and other special situations can often involve more risk than ordinary securities. Accordingly, the Institutional Growth Equity Fund will probably be more volatile than the overall stock market, and it could significantly outperform or underperform the stock market during any particular period.

         The Fund's foreign holdings are subject to the risks of foreign investments. These include, among others: changes in currency exchange rates; possible imposition of market controls or currency exchange controls; possible imposition of withholding taxes on dividends and interest; and possible seizure, expropriation, or nationalization of assets.

INSTITUTIONAL GROWTH AND INCOME FUND

         The INSTITUTIONAL GROWTH AND INCOME FUND seeks a favorable long-term return through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks. Normally, at least 80 percent of the Fund's assets will be income-producing equity securities selected for their investment potential.

         The Fund invests in a broadly diversified portfolio of common stocks, using the Dual Investment Management Strategy. The Fund's stock selection segment concentrates on individual companies rather than sectors or industries. We look for stocks of larger, well-established companies that we believe are attractively priced, show the potential to grow faster than the rest of the market, and offer a growing stream of dividend income. In particular, we look for companies that are leaders in their industries. We also look for companies with shareholder-oriented managements dedicated to creating shareholder value. The Fund may also invest in rapidly growing smaller companies. It can have up to 20 percent of its assets in foreign securities.

         SPECIAL INVESTMENT RISKS: The Fund is subject to the general investments risks described on page 18.

         The Fund's foreign holdings are subject to the risks of foreign investments. These include, among others: changes in currency exchange rates; possible imposition of market controls or currency exchange controls; possible imposition of withholding taxes on dividends and interest; and possible seizure, expropriation, or nationalization of assets.

OTHER EQUITY FUNDS

INSTITUTIONAL EQUITY INDEX FUND

         The INSTITUTIONAL EQUITY INDEX FUND seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by the Russell 3000(R), a broad market index.

         Although the Fund invests in stocks in the Russell 3000 Index, it doesn't invest in all 3,000 stocks in the index. Rather, we use a sampling approach to create a portfolio that closely matches the overall investment characteristics (for example, yield and industry weight) of the index. This means that a company can remain in the Fund even if it performs poorly, unless the company is removed from the Russell 3000.

         Using the Russell 3000 Index isn't fundamental to the Fund's investment objective and policies. We can change the index used in this Fund at any time and will notify you if we do so.

         The Fund can also invest in securities and other instruments, such as futures, whose return depends on stock market prices. We select these instruments to attempt to match the total return of the Russell 3000 but may not always do so.

         The Russell 3000 Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. Russell 3000 companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. The market capitalization of the individual companies in the index ranged from $2 million to $333 billion with an average of $72 billion as of December 31, 1998. The Frank Russell Company determines the composition of the index based only on market capitalization and can change its composition at any time. The Russell 3000 Index is not a mutual fund and you cannot invest directly in the index.

         SPECIAL INVESTMENT RISKS: While the Fund attempts to closely track the Russell 3000 Index and changes are made to its holdings to reflect changes in the index, the Fund does not invest in all 3,000 stocks in the index. Thus, there is no guarantee that the performance of the Fund will match that of the index. Also, because the index's returns aren't reduced by investment and other operating expenses, the Fund's ability to match the index will be adversely affected by the costs of buying and selling stocks as well as other expenses. The stock prices of smaller, lesser-known companies, which make up a small portion of the index, may fluctuate more than those of larger companies because smaller companies may depend on narrow product lines, have limited track records, lack depth of management, or have thinly-traded securities.

INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

         The INSTITUTIONAL SOCIAL CHOICE EQUITY FUND seeks a favorable long-term rate of return that reflects the investment performance of the U.S. stock market while giving special consideration to certain social criteria. Normally, at least 80% of the Fund's assets will be invested in common stocks.

         The Fund attempts to track the return of the U.S. stock market as represented by the Standard & Poor's 500 Index. It does this primarily by investing in S&P 500 companies that are not excluded by the Fund's social criteria, so that the Fund's portfolio approaches the overall investment characteristics (e.g., yield and industry weight) of the S&P 500.

         The social criteria the Fund takes into consideration are non-fundamental investment policies. They can change without the approval of the Fund's shareholders. Currently, the Fund invests only in companies that do not:

- engage in activities that result or are likely to result in significant damage to the natural environment;

-        have a significant portion of its business in weapons manufacturing;

-        produce and market alcoholic beverages or tobacco products;

-        produce nuclear energy; or

- have operations in Northern Ireland and have not adopted the MacBride Principles (a fair employment code for U.S. firms operating in Northern Ireland) or have not operated consistently with such principals and in compliance with the Fair Employment Act of 1989 (Northern Ireland).

For the first three criteria, we assess the issuer to decide whether the activity is a "significant" part of its business -- basing our decision on, for example, how large a part of a company's operation the activity involves or how much revenue it brings in. In determining whether a particular actitivity is significant to a company, we do not rely on strict objective criteria, but rather make judgments based on the facts and circumstances pertaining to the company.

         The Corporate Governance and Social Responsibility Committee of our Board of Trustees provides guidance in deciding whether investments meet the social criteria. It uses information from independent organizations such as the Investor Responsibility Research Center, Inc. We'll do our best to make sure the Fund's investments meet the social criteria, but we can't guarantee that every holding will always do so. Even if an investment is not excluded by the social criteria, we have the option of excluding it if we decide it is not suitable.

         The Fund isn't restricted from investing in any securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund can also invest in securities issued by other countries or their agencies and instrumentalities as approved by the Committee on Corporate Governance and Social Responsibility. The Fund can also invest up to 15% of its assets in foreign securities.

         SPECIAL INVESTMENT RISKS: Because its social criteria exclude some investments, this Fund may not be able to take advantage of the same opportunities or market trends as do the Funds that don't use such criteria.

ADDITIONAL INVESTMENT STRATEGIES FOR THE EQUITY FUNDS

         While the equity Funds invest primarily in common stocks, each equity Fund can also invest, to a limited extent, in other equity securities such as preferred stock, convertible securities, and warrants. Each equity Fund can also hold short-term debt securities of the same type as those held by the Institutional Money Market Fund (see page 17) and other kinds of short-term instruments. These help the Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. The equity Funds can also hold fixed-income securities they acquire because of mergers, recapitalizations, or otherwise.

         Similarly, each equity Fund may also buy and sell options, futures contracts, and options on futures. We intend to use options and futures primarily for hedging or for cash management. To manage currency risk, the equity Funds can also enter into forward currency contracts, and buy or sell options and futures on foreign currencies.

         The equity Funds can also invest in newly developed financial instruments, such as equity swaps (including arrangements where the return is linked to a stock market index) and equity-linked fixed-income securities, so long as these are consistent with a Fund's investment objective and restrictions.

THE FIXED-INCOME FUNDS

INSTITUTIONAL BOND FUND

         The INSTITUTIONAL BOND FUND seeks a favorable long-term return, primarily through high current income consistent with preserving capital. Normally, at least 80 percent of the Fund's assets will be invested in bonds.


         The Fund's portfolio is invested primarily in a broad range of debt securities. The majority is invested in U.S. Treasury and Agency securities, corporate bonds, and mortgage-backed or other asset-backed securities. The Fund's holdings are mainly investment grade securities rated in the top four credit categories by Moody's or Standard & Poor's, or that we determine are of comparable quality. The Fund is managed to track the duration of the benchmark index for the Fund, the Lehman Brothers Aggregate Bond Index. (Duration is a measurement of the change in the value of a bond portfolio in response to a change in interest rates.) As of May 31, 1999 the duration of the Lehman Brothers Aggregate Bond Index was 4.86 years. By keeping the duration of the Fund close to the duration of Lehman index, the returns due to changes in interest rates should be similar between the Fund and the index. The Fund will overweight or underweight individual securities or sectors, as compared to their weight in the Lehman index, depending on where we find undervalued, overlooked or misunderstood issues that offer the potential for superior investment returns compared to the Lehman index. The Fund can make foreign investments, but we don't expect them to exceed 15 percent of the Fund's assets. The Fund can also invest in money market instruments.


         The Fund may also invest in securities with special features in an effort to enhance its total return. This category of the Fund's portfolio will primarily consist of privately placed securities (including "Rule 144A" private placements) or non-investment grade securities (also called "high-yield" or "junk" bonds, which are rated Ba1 or lower by Moody's or BB+ or lower by Standard & Poor's). The Fund will not invest more than 25 percent of its assets in privately placed and high-yield securities.

         The Institutional Bond Fund's investments in mortgage-backed securities can include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations ("CMOs"). Mortgage pass-through securities are created when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is "passed through" to investors in periodic principal and interest payments. CMOs are obligations that are fully collateralized directly or indirectly by a pool of mortgages from which payments of principal and interest are dedicated to the payment of principal and interest by the CMOs.

         The Fund may use an investment strategy called "mortgage rolls," in which we "roll over" an investment in a mortgage-backed security before its settlement date for a similar security with a later settlement date. The Fund may also engage in duration-neutral relative value trading, a strategy in which we buy and sell government bonds of identical credit quality but different maturity dates in an attempt to take advantage of spread differentials along the yield curve. These strategies are both designed to enhance the Fund's returns, but they do increase the Fund's portfolio turnover rate. However, we don't expect these strategies to significantly raise the Fund's capital gains.


         The Fund may make certain other investments, but not as principal strategies. For example, the Fund may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment and extension risks than traditional mortgage-backed securities. Similarly, the Fund may also buy and sell options, futures contracts, and options on futures. We intend to use options and futures primarily as a hedging technique or for cash management. To manage currency risk, the Fund can also enter into forward currency contracts, and buy or sell options and futures on foreign currencies. The Fund can also buy and sell swaps and options on swaps, so long as these are consistent with the Fund's investment objective and restrictions.



         SPECIAL INVESTMENT RISKS: The Fund is subject to interest rate risk -- that is, prices of portfolio securities held by the Fund may decline if interest rates rise. For example, if interest rates rise by 1%, the market value of a portfolio with a duration of 5 years would decline by approximately 5%.


         Non-investment-grade securities are usually called "high-yield" or "junk" bonds. These lower-rated bonds offer higher returns but also entail higher risks. Their issuers may be less creditworthy or have a higher risk of becoming insolvent. Small changes in the issuer's creditworthiness can have more impact on the price of lower-rated bonds than would comparable changes for investment-grade bonds (those rated Baa or higher by Moody's or rated BBB or higher by S&P). Lower-rated bonds can also be harder to value or sell, and their prices can be more volatile than the prices of higher-quality securities.

         The above risks of holding high-yield bonds can also apply to the lower levels of "investment grade" bonds (for example, Moody's Baa and S&P's BBB). Also, securities originally rated "investment grade" are sometimes downgraded later on, should a ratings agency like Moody's or S&P believe the issuer's business outlook or creditworthiness has deteriorated. A downgraded security already held in the Fund's portfolio may or may not be sold, depending on our analysis of the issuer's financial prospects. We don't rely exclusively on ratings agencies when making investment decisions because they may not alone be an accurate measure of the risk of lower-rated bonds. Instead, we also do our own credit analysis, paying particular attention to economic trends and other market events.

         The Fund can also invest in privately placed debt securities. One risk of investing in private placements is that they may be difficult to sell for their fair market value.

         The Fund's investments in mortgage-backed securities are subject to prepayment or extension risk, which is the possibility that a change in interest rates may cause the underlying mortgages to be paid off sooner or later than expected. If unanticipated prepayment occurs as a result of a declining interest rate environment, the Fund would then have to reinvest the amounts that had been invested in the mortgage-backed securities, possibly at a lower rate of return. If unanticipated extension occurs as a result of a rising interest rate environment, the Fund may not have sufficient cash available for reinvestment when expected.

INSTITUTIONAL MONEY MARKET FUND

         The INSTITUTIONAL MONEY MARKET FUND seeks high current income to the extent consistent with maintaining liquidity and preserving capital.

         We seek to maintain a stable net asset value of $1.00 per share of the Institutional Money Market Fund by investing in assets that present minimal credit risk, maintaining an average weighted maturity of 90 days or less, and investing all of the Fund's assets in dollar-denominated securities or other instruments maturing in 397 days or less. We can't assure you that we will be able to maintain a stable net asset value of $1.00 per share for this Fund.

         The Fund will invest primarily in:

         (1) commercial paper (short-term "IOUs" issued by corporations and others) or variable-rate, floating-rate, or variable-amount securities of domestic or foreign companies;

         (2) obligations of commercial banks, savings banks, savings and loan associations, and foreign banks whose latest annual financial statements show more than $1 billion in assets. These include certificates of deposit, time deposits, bankers' acceptances, and other short-term debt;

         (3) securities issued by or whose principal and interest are guaranteed by the U.S. government or one of its agencies or instrumentalities;

         (4) other debt obligations with a remaining maturity of 397 days or less issued by domestic or foreign companies;

         (5) repurchase agreements involving securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, or involving certificates of deposit, commercial paper, or bankers' acceptances;

         (6) participation interests in loans banks have made to the issuers of (1) and (4) above

                  (these may be considered illiquid);

         (7) asset-backed securities issued by domestic corporations or trusts;

         (8) obligations issued or guaranteed by foreign governments or their political subdivisions, agencies, or instrumentalities; and

         (9) obligations of international organizations (and related government agencies) designated or supported by the U.S. or foreign government agencies to promote economic development or international banking.

         The Institutional Money Market Fund will only purchase money market instruments that at the time of purchase are "First Tier Securities", that is rated within the highest category by at least two nationally recognized statistical rating organizations ("NRSROs"), or rated within the highest category by one NRSRO if it is the only NRSRO to have issued a rating for the security, or unrated securities of comparable quality. The Fund can also invest up to 30 percent of its assets in money-market and debt instruments of foreign issuers denominated in U.S. dollars.

         The above list of investments is not exclusive and the Fund may make other investments consistent with its investment objective and policies.

         SPECIAL INVESTMENT RISKS: The Fund is subject to the risk of current income volatility -- that is, the income the Fund receives may fall as a result of a decline in interest rates. To a lesser extent, the Fund is also subject to the general risks described below.

RISKS OF INVESTING IN ANY OF THE FUNDS

GENERAL INVESTMENT RISKS

         To varying degrees, the Funds are all subject to several general types of risks.

         (1) One is market risk -- stock and bond price volatility due to changing conditions in the financial markets.

         (2) Another is interest rate risk -- the risk that a bond's or stock's value will decline if interest rates change. For example, a rise in interest rates usually causes the market value of fixed-rate securities to go down.

         (3) Another kind of risk is company risk. For stocks and bonds, it comes from the possibility that current earnings will fall or that overall financial soundness will decline, reducing the security's value. In addition, for bonds and other debt securities, company risk comes from the possibility the issuer won't be able to pay principal and interest when due.

YEAR 2000 RISKS

         Many services provided to the Funds and their shareholders depend on the smooth functioning of computer systems. Many computer systems now in use can't distinguish the year 2000 from the year 1900 because dates have been encoded using only the last two digits of the year.

         Like other mutual funds, financial and business organizations, and individuals around the world, TIAA-CREF Institutional Mutual Funds could be adversely affected if the computer systems it relies on do not properly process and calculate information and data involving dates from and after January 1, 2000. These computer systems include those used by its investment adviser and other service providers. Together, TIAA-CREF Institutional Mutual Funds and its investment adviser are taking steps that we believe are reasonably designed to address issues involving the Year 2000 for the computer systems we use. We are also seeking reasonable assurances that our service providers are taking comparable steps. However, currently we can't assure you that these steps will be sufficient to avoid any adverse impact on the Funds.

         If the computer systems the Funds rely on do fail or produce faulty data, there could be delays in processing transactions, or we may temporarily be unable to engage in normal business activities. Also, a Fund's performance could be affected if a systems failure at a company or government entity, either in the U.S. or abroad (where Year 2000 compliance may be less prevalent), affects the price of securities that the Fund owns.

         The Fund managers consider Year 2000 readiness when selecting investments. However, there is no guarantee that the information (including Year 2000 readiness) a Fund manager receives about a company is completely accurate. As a result, a Fund's performance could suffer if a company in which the Fund is invested has not satisfactorily addressed Year 2000 issues.

MANAGEMENT OF THE FUNDS

THE FUNDS' INVESTMENT ADVISER


         Teachers Advisors, Inc. ("Advisors") manages the assets of TIAA-CREF Institutional Mutual Funds, under the supervision of the Funds' Board of Trustees (the "Board"). Advisors is an indirect wholly-owned subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"). It is registered as an investment adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1, the TIAA-CREF Life Funds, the TIAA-CREF Mutual Funds, and the investment portfolio of New York State's College Choice Tuition Savings Plan. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC ("Investment Management"), the personnel of Advisors also manage the investment accounts of the College Retirement Equities Fund ("CREF"). As of March 31, 1999, Advisors and Investment Management together had $151.9 billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017.

         Advisors' duties include conducting research, recommending investments, and placing orders to buy and sell securities. Advisors also acts as liaison among the various service providers to the Funds, including custodians, fund administrators, and transfer agents.

         Under the terms of an Investment Management Agreement between TIAA-CREF Institutional Mutual Funds and Advisors, Advisors is entitled to an annual fee of 0.27%, 0.23%, 0.23%, 0.18%, 0.19%, 0.18%, and 0.15% of the average daily net assets of the Institutional International Equity Fund, the Institutional Growth Equity Fund, the Institutional Growth and Income Fund, the Institutional Equity Index Fund, the Institutional Social Choice Equity Fund, the Institutional Bond Fund, and the Institutional Money Market Fund, respectively. Advisors has agreed to waive a portion of its investment management fee equal to, on an annual basis: 0.09% of the average daily net assets of the Institutional International Equity Fund; 0.07% of the average daily net assets of each of the Institutional Growth Equity Fund, the Institutional Growth and Income Fund, the Institutional Equity Index Fund, and the Institutional Social Choice Equity Fund; and 0.05% of the average daily net assets of each of the Institutional Bond Fund and the Institutional Money Market Fund. This waiver is contractual and will remain in effect until July 1, 2002.

PRIOR PERFORMANCE OF INVESTMENT ADVISER

         Please do not confuse the Funds with other registered investment company portfolios using very similar or nearly identical names that are offered by TIAA-CREF Mutual Funds, by CREF, by a separate account of TIAA, or by a mutual fund dedicated to a separate account of TIAA-CREF Life Insurance Company (a wholly-owned subsidiary of TIAA). However, the investment objectives and policies of certain Funds are very similar to the investment objectives and policies of other registered investment company portfolios that are managed by Advisors or Investment Management. Nevertheless, the investment performance of the Funds may be lower, or higher, than the investment results of such other portfolios. We do not promise that the investment results of any of the Funds will be comparable to the investment results of any other mutual fund, CREF account, or separate account portfolio, even if the other portfolio uses a very similar name, is managed by the same investment advisory personnel, and has the same investment objective and policies as the applicable Fund.

         TIAA-CREF Institutional Mutual Funds commenced operations on June 14, 1999, and each Fund has a limited performance record. However, the investment objective, policies, strategies, and risks of each of the Funds (except the Institutional Social Choice Equity Fund) is substantially similar to one or more other registered investment company portfolios managed by Advisors or Investment Management. The performance of these other portfolios may be relevant to prospective investors in TIAA-CREF Institutional Mutual Funds.

         The charts below show historical performance for: the International Equity Fund, the Growth Equity Fund, the Growth & Income Fund, the Bond Plus Fund, and the Money Market Fund of TIAA-CREF Mutual Funds (managed by Advisors); the Stock Index Account of TIAA Separate Account VA-1 (managed by Advisors); the Stock Index Fund of TIAA-CREF Life Funds (managed by Advisors); and the Growth Account, the Equity Index Account, and the Money Market Account of CREF (managed by the same personnel in their capacities with

Investment Management). The data are provided to illustrate the experience of Advisors' personnel in managing investment portfolios substantially similar to the Institutional International Equity Fund, the Institutional Growth Equity Fund, the Institutional Growth and Income Fund, the Institutional Equity Index Fund, the Institutional Bond Fund, and the Institutional Money Market Fund of TIAA-CREF Institutional Mutual Funds. (Because CREF's Social Choice Account is a balanced portfolio with both debt and equity components, there exists no investment portfolio managed by Advisors' personnel that is substantially similar to the Institutional Social Choice Equity Fund.) The performance of an appropriate broad-based securities market index, adjusted to reflect the reinvestment of dividends on securities in the index, is also presented for each Fund.

         The historical performance information presented is not intended to predict or suggest the returns that the corresponding Fund of TIAA-CREF Institutional Mutual Funds might experience. The results are net of investment management and other operating expenses of the portfolios. After taking into account the contractual fee waiver and expense reimbursement arrangement, each Fund of TIAA-CREF Institutional Mutual Funds has lower total annual operating expenses than the corresponding portfolios of the TIAA-CREF Mutual Funds, TIAA-CREF Life Funds (a mutual fund portfolio offered solely to a separate account of TIAA-CREF Life Insurance Company), TIAA Separate Account VA-1 (a variable annuity managed account offered solely to TIAA), and CREF (variable annuity managed accounts) during the periods illustrated.


-----------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL                       1 year ended    5 years ended     10 years ended     Inception to     Inception of
RETURN                           Period:  Mar. 31, 1999    Mar. 31, 1999     Mar. 31, 1999     Mar. 31, 1999     Account/Fund
-----------------------------------------------------------------------------------------------------------------------------
Accounts/Funds similar to: INSTITUTIONAL INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
International Equity Fund
of TIAA-CREF Mutual Funds                      7.36%            N/A             N/A                12.35%       Sept. 2, 1997
-----------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index                                6.06%            N/A             N/A                11.31%       Sept. 2, 1997
-----------------------------------------------------------------------------------------------------------------------------
Accounts/Funds similar to: INSTITUTIONAL GROWTH EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
Growth Equity Fund
of TIAA-CREF Mutual Funds                     24.82%            N/A             N/A                32.12%       Sept. 2, 1997
-----------------------------------------------------------------------------------------------------------------------------
Russell 3000 Growth Index                     24.35%            N/A             N/A                29.85%       Sept. 2, 1997
-----------------------------------------------------------------------------------------------------------------------------
Growth Account of CREF                        21.34%            N/A             N/A                26.40%       Apr. 29, 1994
-----------------------------------------------------------------------------------------------------------------------------
Russell 3000 Growth Index                     24.35%            N/A             N/A                27.18%       Apr. 29, 1994
-----------------------------------------------------------------------------------------------------------------------------
Accounts/Funds similar to: INSTITUTIONAL GROWTH AND INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund
of TIAA-CREF Mutual Funds                     20.81%            N/A             N/A                29.39%       Sept 2, 1997
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                 18.46%            N/A             N/A                27.36%       Sept. 2, 1997
-----------------------------------------------------------------------------------------------------------------------------
Accounts/Funds similar to: INSTITUTIONAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
Bond Plus Fund
of TIAA-CREF Mutual Funds                      6.56%            N/A             N/A                 8.20%       Sept. 2, 1997
-----------------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index                    6.49%            N/A             N/A                 8.04%       Sept. 2, 1997
-----------------------------------------------------------------------------------------------------------------------------
Bond Market Account of CREF                    6.04%           7.34%            N/A                 8.38%       Mar. 1, 1990
-----------------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index                    6.49%           7.79%            N/A                 8.64%       Mar. 1, 1990
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL                       1 year ended    5 years ended   10 years ended       Inception to     Inception of
RETURN                           Period:  Mar. 31, 1999    Mar. 31, 1999   Mar. 31, 1999       Mar. 31, 1999     Account/Fund
-----------------------------------------------------------------------------------------------------------------------------
Accounts/Funds similar to: INSTITUTIONAL EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------
Stock Index Fund
of TIAA-CREF Life Funds                         N/A            N/A             N/A                 3.92%        Jan. 4, 1999
-----------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index                            13.54%           N/A             N/A                 3.39%        Jan. 4, 1999
-----------------------------------------------------------------------------------------------------------------------------
Stock Index Account
of TIAA Separate Account VA-1                 12.85%           N/A             N/A                25.32%        Nov. 1, 1994
-----------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index                            13.54%           N/A             N/A                26.53%        Nov. 1, 1994
-----------------------------------------------------------------------------------------------------------------------------
Equity Index Account of CREF                  13.60%           N/A             N/A                23.94%        Apr. 29, 1994
-----------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index                            13.54%           N/A             N/A                24.28%        Apr. 29, 1994
-----------------------------------------------------------------------------------------------------------------------------
Accounts/Funds similar to: INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------
Money Market Fund
of TIAA-CREF Mutual Funds                      5.27%           N/A             N/A                 5.38%        Sept. 2, 1997
-----------------------------------------------------------------------------------------------------------------------------
IBC Money Fund All-Taxable Avg.                4.86%           N/A             N/A                 4.98%        Sept. 2, 1997
-----------------------------------------------------------------------------------------------------------------------------
Money Market Account of CREF                   5.25%          5.13%            5.55%               5.78%        Apr. 1, 1988
-----------------------------------------------------------------------------------------------------------------------------
IBC Money Fund All-Taxable Avg.                4.86%          4.95%            5.15%               5.38%        Apr. 1, 1988
-----------------------------------------------------------------------------------------------------------------------------
                 As of Mar. 30, 1999:               7-Day Yield                 7-Day Effective Yield
-----------------------------------------------------------------------------------------------------------------------------
Money Market Fund
of TIAA-CREF Mutual Funds                             4.68%                          4.79%
-----------------------------------------------------------------------------------------------------------------------------
Money Market Account of CREF                          4.62%                          4.72%
-----------------------------------------------------------------------------------------------------------------------------
IBC Money Fund All-Taxable Avg.                       4.35%                          4.44%
-----------------------------------------------------------------------------------------------------------------------------

FUND MANAGERS

         The Institutional International Equity Fund is managed by Chris Semenuk, Director-Global Portfolio Management for Advisors. He is also one of three co-managers of the CREF Global Equities Account and is also responsible for managing TIAA-CREF Mutual Funds' International Equity Fund. From 1995 to 1997, he was responsible for company research and analysis for the CREF Global Equities Account. Previously he was a senior securities analyst for the CREF Stock Account. Mr. Semenuk joined TIAA-CREF in 1993.

         The Institutional Growth Equity Fund is managed by Advisors' growth portfolio management group, whose members are jointly responsible for the day-to-day management of the Fund.

         The Institutional Growth and Income Fund is managed by Carlton N. Martin, Managing Director-Global Research for Advisors. He has also been one of three co-managers of the CREF Global Equities Account since 1998 and manages TIAA-CREF Mutual Funds' Growth & Income Fund. Prior to 1998, he was responsible for investments in the chemical, paper and forest products as well as the environmental, engineering and construction industries for certain CREF Accounts. Mr. Martin joined TIAA-CREF in 1980.

         The Institutional Equity Index Fund and the Institutional Social Choice Equity Fund are managed by Advisors' quantitative portfolio management group, whose members are jointly responsible for the day-to-day management of the Funds.

         The Institutional Bond Fund is managed by Elizabeth D. Black, Managing Director-Portfolio Management for Advisors. Ms. Black has also been responsible for managing the investments in CREF's Bond Market Account and the bond portion of CREF's Social Choice Account since 1996, and TIAA-CREF Mutual Funds' Bond Plus Fund since 1997. Prior to 1996, she was sector manager of TIAA's mortgage-backed securities group. Ms. Black joined TIAA-CREF in 1987.

         The Institutional Money Market Fund is managed by Steven Traum, Managing Director-Money Markets and Inflation Linked Bond for Advisors. Mr. Traum has also been responsible for managing the investments of the CREF Money Market Account since 1988, the CREF Inflation Linked Bond Account since 1997, and TIAA-CREF Mutual Funds' Money Market Fund since 1997. He also manages the cash components of the other TIAA-CREF Institutional Mutual Funds, the other TIAA-CREF Mutual Funds and the CREF accounts. Mr. Traum joined TIAA-CREF in 1983.

SERVICE PROVIDERS

         TIAA-CREF Institutional Mutual Funds may rely on affiliated or unaffiliated persons for services related to record keeping and other shareholder services (e.g., unaffiliated transfer agents maintaining individual account records for omnibus accounts in certain circumstances), may compensate such service providers, and may reflect these payments as an administrative expense of the applicable class of shares.

                             CALCULATING SHARE PRICE

         We determine the net asset value ("NAV") per share, or share price, of a Fund on each day the New York Stock Exchange is open for business. We do this when trading closes on all U.S. national exchanges where securities or other investments of a Fund are principally traded. We will not price Fund shares on days that the New York Stock Exchange is closed. We compute a Fund's NAV by dividing the value of the Fund's assets, less its liabilities, by the number of outstanding shares of that Fund.

         We usually use market quotations or independent pricing services to value securities and other instruments held by the Funds, except the Institutional Money Market Fund. If market quotations or independent pricing services aren't readily available, we'll use a security's "fair value," as determined in good faith by or under the direction of the TIAA-CREF Institutional Mutual Funds' Board of Trustees. We may also use fair value if events that have a significant effect on the value of an investment (as determined in our sole discretion) occur between the time when its price is determined and the time a Fund's net asset value is calculated.

         To calculate the Institutional Money Market Fund's net asset value per share, we value its portfolio securities at their amortized cost. This valuation method does not take into account unrealized gains or losses on the Fund's portfolio securities. Amortized cost valuation involves first valuing a security at cost, and thereafter assuming an amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the security's market value. While this method provides certainty in valuation, there may be times when the value of a security, as determined by amortized cost, may be higher or lower than the price the Institutional Money Market Fund would receive if it sold the security.

                           DIVIDENDS AND DISTRIBUTIONS

         Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from securities held by the Fund and capital gains realized from the sale of securities. The following table shows how often we plan to pay dividends on each
Fund:

      Fund                                                        Dividend Paid
      ----                                                        -------------
      Institutional International Equity Fund                     Annually
      Institutional Growth Equity Fund                            Annually
      Institutional Growth and Income Fund                        Quarterly
      Institutional Equity Index Fund                             Annually
      Institutional Social Choice Equity Fund                     Annually
      Institutional Bond Fund                                     Monthly
      Institutional Money Market Fund                             Monthly

         Although we pay dividends monthly from the Institutional Money Market Fund, these dividends are calculated and declared daily.

         We intend to pay net capital gains from Funds that have them once a year.

         You can elect from among the following distribution options:

1. REINVESTMENT OPTION, SAME FUND. We'll automatically reinvest your dividend and capital gain distributions in additional shares of the Fund. Unless you elect otherwise, this will be your distribution option.

2. INCOME-EARNED OPTION. We'll automatically reinvest your capital gain distributions, but you will be sent a check for each dividend distribution.

3. CAPITAL GAINS OPTION. We'll automatically reinvest your dividend distributions, but you will be sent a check for each capital gain distribution.

4. CASH OPTION. We'll send a check for your dividend and each capital gain distribution.

         We make distributions for each Fund on a per share basis to the shareholders of record on the Fund's distribution date. We do this regardless of how long the shares have been held. That means if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution. (See the discussion of "buying a dividend" below.) Cash distribution checks will be mailed within seven days of the distribution date.

                                      TAXES

         As with any investment, you should consider how your investment in any Fund will be taxed.

         Taxes on distributions. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you must pay federal income tax, and possibly also state or local taxes, on distributions each year. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December and paid in January are taxable as if they were paid on December 31 of the prior year.

         For federal tax purposes, income and short-term capital gain distributions from a Fund are taxed as ordinary income; long-term capital gain distributions are taxed as long-term capital gains. Every January, we will send you and the IRS a statement showing the taxable distributions paid to you in the previous year from each Fund. Long-term capital gain distributions may be taxed at a maximum federal rate of 20 percent to individual investors (or at 10 percent to individual investors who are in the 15 percent tax bracket).

         Taxes on transactions. Redemptions, including exchanges to other Funds, are also subject to capital gains tax or capital loss deductions. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

         Whenever you sell shares of a Fund, we will send you a confirmation statement showing how many shares you sold and at what price. However, you or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

         Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, we are required by law to withhold 31% of all the taxable distributions and redemption proceeds paid from your account. We are also required to begin backup withholding if instructed by the IRS to do so.

         "Buying a dividend." If you buy shares just before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as "buying a dividend." For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and you would have to include the $0.25 dividend in your gross income for tax purposes.

         Effect of foreign taxes. Foreign governments may impose taxes on a Fund and its investments and these taxes generally will reduce such Fund's distributions. If a Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

         Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund may have to limit its investment in some types of instruments.

         Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by the Institutional Growth Equity Fund, the Institutional Growth and Income Fund, the Institutional Equity Index Fund, and the Institutional Social Choice Equity Fund will generally qualify for the corporate dividends-received deduction. However, the portion of the dividends that qualify depends on the aggregate qualifying dividend income received by each Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. We expect that little or none of the distributions paid by the Institutional International Equity Fund, the Institutional Bond Fund, and the Institutional Money Market Fund will qualify for the corporate dividends-received deduction.

               YOUR ACCOUNT: BUYING, SELLING OR EXCHANGING SHARES

ELIGIBLE INVESTORS

         Shares of TIAA-CREF Institutional Mutual Funds are only available for purchase by certain intermediaries affiliated with TIAA-CREF ("TIAA-CREF Intermediaries"), such as TIAA-CREF Trust Company, FSB (the "Trust Company"), or other persons, such as state-sponsored tuition savings plans, who have entered into a contract with a TIAA-CREF Intermediary that enables them to purchase shares of the Funds. Collectively with TIAA-CREF Intermediaries, these contractually eligible investors are referred to as "Eligible Investors" in the rest of this prospectus.

         In the future, TIAA-CREF Institutional Mutual Funds may offer additional classes of shares (with different shareholder servicing, distribution, administrative, or other fees and expenses) for some or all of its Funds. For example, we may introduce another class of shares to be sold directly to investors who do not have a specific contractual relationship with a TIAA-CREF Intermediary.

PURCHASE OF FUND SHARES

         There is no minimum investment requirement for Eligible Investors. All purchases must be in U.S. dollars.

         We consider all requests for purchases to be received when they are received in "good order" (see page 30).

         There may be circumstances when we will not permit Eligible Investors to invest in one or more of the Funds. We reserve the right to suspend or terminate the offering of shares by one or more Funds. We also reserve the right to reject any specific purchase request.

PURCHASES BY ELIGIBLE INVESTORS

         Only Eligible Investors may invest in the Funds. All other prospective investors should contact their TIAA-CREF Intermediary for applicable purchase requirements.




         To purchase shares, an Eligible Investor should instruct its bank to wire money to State Street Bank and Trust Company, ABA Number 011000028, DDA Number 9905-454-6. Specify on the wire: (1) TIAA-CREF Institutional Mutual Funds; (2) account registration (names of registered owners), address and Social Security Number(s) or Taxpayer Identification Number; (3) whether the investment is for a new or existing account (provide Fund account number if existing); and
(4) the Fund or Funds in which you want to invest, and amount to be invested in each.


INVESTING THROUGH THE TRUST COMPANY

         Clients of the Trust Company may invest in TIAA-CREF Institutional Mutual Funds only through the Trust Company, which is an Eligible Investor and serves as the TIAA-CREF Intermediary for its clients. Contact the Trust Company regarding how investments in Fund shares are held for your benefit. In addition to the fees and expenses deducted by the Funds, you may be charged a fee by the Trust Company for the services it provides you.

POINTS TO REMEMBER FOR ALL PURCHASES

- Each investment by an Eligible Investor in TIAA-CREF Institutional Mutual Funds must be for a specified dollar amount. We can't accept purchase requests specifying a certain price, date, or number of shares; we'll return these investments.

- If you invest in TIAA-CREF Institutional Mutual Funds through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Funds). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions. In addition, Eligible Investors that are not themselves affiliated with TIAA-CREF may be charged a fee by their TIAA-CREF Intermediary (in addition to the fees and expenses deducted by the Funds).

         If we do not receive good funds through wire transfer, we will treat this as a redemption of the shares purchased when your wire transfer is received. You will be responsible for any resulting loss incurred by any of the Funds. If you are already a shareholder, we can redeem shares from any of your account(s) as reimbursement for all losses.
         We also reserve the right to restrict you from making future purchases in any of the Funds.

IN-KIND PURCHASES OF SHARES

         Advisors, at its sole discretion, may permit an Eligible Investor to purchase shares with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for the particular Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund's investment restrictions. If the Fund accepts the securities, the Eligible Investor's account will be credited with Fund shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact their TIAA-CREF Intermediary.

HOW TO REDEEM SHARES

REDEMPTIONS BY ELIGIBLE INVESTORS

         Eligible Investors can redeem (sell) their Fund shares at any time. If your shares were purchased through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares purchased through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your TIAA-CREF Intermediary.

         We will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will be returned.


         We accept redemption orders through a telephone request made by calling 800 897-9069.


         Usually, we send redemption proceeds to the Eligible Investor on the second business day after we receive a redemption request, but not later than seven days afterwards, assuming the request is in good order (see page 30). If a redemption is requested shortly after a recent purchase by check, the redemption proceeds may not be paid until payment for the purchase is collected. This can take up to ten days.

         We can postpone payment if (a) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the New York Stock Exchange is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

         We send redemption proceeds to the Eligible Investor at the address or bank account of record. If proceeds are to be sent elsewhere, we will require a letter of instruction from the Eligible Investor with a signature guarantee. We can send the redemption proceeds by check to the address of record or by wire transfer.

REDEEMING SHARES THROUGH THE TRUST COMPANY

         If you purchased shares through the Trust Company, it is responsible for making any redemption proceeds available to you. In addition, the Trust Company may impose its own restrictions on your ability to redeem shares. Please contact the Trust Company directly for more information.

IN-KIND REDEMPTIONS OF SHARES

         Large redemptions by any Eligible Investor that exceed $250,000 or 1% of a Fund's assets during any 90-day period may be considered detrimental to the Fund's existing shareholders. Therefore, at its sole discretion, the Fund may require that you take a "distribution in kind" upon redemption and may give you portfolio securities instead of cash. The securities you receive in this manner will need to be sold through a broker, and you may therefore incur transaction costs when you sell them.

HOW TO EXCHANGE SHARES

EXCHANGES BY ELIGIBLE INVESTORS

         Eligible Investors can exchange shares in a Fund for shares of any other Fund at any time. (An exchange is a simultaneous redemption of shares in one Fund and a purchase of shares in another Fund.) If you hold shares through a TIAA-CREF Intermediary or other Eligible Investor, contact the Eligible Investor for applicable exchange requirements. Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security or Tax Identification Number. An exchange is considered a sale of securities, and therefore is a taxable event.

         We reserve the right, at our sole discretion, to reject any exchange request and to modify, suspend, or terminate the exchange privilege at any time.


         Eligible Investors can make an exchange through a telephone request by calling 800 897-9069. Once made, an exchange request cannot be modified or canceled.


MAKING EXCHANGES THROUGH THE TRUST COMPANY

         If you purchased shares through the Trust Company, it is responsible for making any exchanges on your behalf. In addition, the Trust Company may impose its own restrictions on your ability to make exchanges. Please contact the Trust Company directly for more information.

OTHER INVESTOR INFORMATION

         Good Order. Requests for transactions by Eligible Investors will not be processed until they are received in good order by our transfer agent, Boston Financial Data Services. "Good order" means that an Eligible Investor's transaction request includes its Fund account number, the amount of the transaction (in dollars or shares), signatures of all account owners exactly as registered on the account, and any other supporting legal documentation that may be required.

         Share Price. The share price we use for transactions will be the NAV per share next calculated after Boston Financial Data Services receives an Eligible Investor's request in good order. If an Eligible Investor purchases or redeems shares anytime before the New York Stock Exchange closes (usually 4:00 p.m. Eastern Time), the transaction price will be the NAV per share for that day. If an Eligible Investor makes a purchase or redemption request after the New York Stock Exchange closes, the transaction price will be the NAV per share for the next business day. If you purchased shares through an Eligible Investor, the Eligible Investor (including the Trust Company) may require you to communicate to it any purchase, redemption, or exchange request before a specified deadline earlier than 4:00 p.m. in order to receive that day's NAV per share as the transaction price.

         Tax Identification Number. Each Eligible Investor must provide its Taxpayer Identification Number (which, for most individuals, is your Social Security Number) to us and indicate whether or not it is subject to back-up withholding. If an Eligible Investor doesn't furnish its Taxpayer Identification Number, redemptions and exchanges of shares, as well as dividends and capital gains distributions, will be subject to back-up tax withholding.

         Signature Guarantee. For some transaction requests by an Eligible Investor, we may require a letter of instruction from the Eligible Investor with a signature guarantee. This requirement is designed to protect you and the TIAA-CREF Institutional Mutual Funds from fraud, and to comply with rules on stock transfers.

         Transferring Shares. An Eligible Investor may transfer ownership of its shares to another person or organization that also qualifies as an Eligible Investor or may change the name on its account by sending us written instructions. All registered owners of the account must sign the request and provide signature guarantees.

                              FINANCIAL HIGHLIGHTS

         Because the Funds have limited operating history, no financial highlights information is included in this prospectus. Financial statements for each Fund are in the SAI, which is available free upon request.

                                  [BACK COVER]

FOR MORE INFORMATION ABOUT TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

         The following documents contain more information about the Funds and are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI contains more information about all aspects of the Funds. A current SAI has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated in this prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. The Funds' annual and semi-annual reports provide additional information about the Funds' investments. The first annual report, to be available in November 1999, will contain a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the preceding fiscal year.

REQUESTING DOCUMENTS. You can request a copy of the SAI or these reports, or contact us for any other purpose, in any of the following ways:


         By telephone:              Call 800 478-2966


         In writing:                TIAA-CREF Institutional Mutual Funds
                                    P.O. Box 4674
                                    New York, NY  10164





Information about TIAA-CREF Institutional Mutual Funds (including the SAI) can be reviewed and copied at the SEC's public reference room (1-800-SEC-0339) in Washington, D.C. The reports and other information are also available through the SEC's internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section, Washington, D.C. 20549-6009.


Investment Company Act File No. 811-9301

                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


         This Statement of Additional Information ("SAI") contains additional information that you should consider before investing in TIAA-CREF Institutional Mutual Funds (the "Trust"). It is not a prospectus and should be read carefully in conjunction with the Trust's prospectus dated July 1, 1999 (the "Prospectus"), which may be obtained by writing us at TIAA-CREF Institutional Mutual Funds, P.O. Box 4674, New York, NY 10164 or by calling 800 478-2966. Terms used in the Prospectus are incorporated in this SAI.


                      The date of this SAI is July 1, 1999.

TABLE OF CONTENTS

                                                                                             Page
                                                                                             ----
INVESTMENT OBJECTIVES, POLICIES, AND RESTRICTIONS...............................................1
         Fundamental Policies...................................................................1
         Investment Policies and Risk Considerations............................................2

MANAGEMENT OF TIAA-CREF INSTITUTIONAL MUTUAL FUNDS.............................................14
         Trustees and Officers of TIAA-CREF Institutional Mutual Funds.........................14
         Trustee and Officer Compensation......................................................17

PRINCIPAL HOLDERS OF SECURITIES................................................................18

INVESTMENT ADVISORY AND OTHER SERVICES.........................................................18

ABOUT TIAA-CREF INSTITUTIONAL MUTUAL FUNDS AND THE SHARES......................................19
         Indemnification of Shareholders.......................................................19
         Indemnification of Trustees...........................................................20
         Limitation of Fund Liability..........................................................20
         Shareholder Meetings and Voting Rights................................................20
         Additional Funds or Classes...........................................................21
         Dividends and Distributions...........................................................21

PRICING OF SHARES..............................................................................21
         Investments for Which Market Quotations Are Readily Available.........................21
         Foreign Investments...................................................................22
         Debt Securities.......................................................................22
         Special Valuation Procedures for the Institutional Money Market Fund..................22
         Options and Futures...................................................................23
         Investments for Which Market Quotations Are Not Readily Available.....................24

TAX STATUS.....................................................................................24

BROKERAGE ALLOCATION...........................................................................26

UNDERWRITERS...................................................................................27

CALCULATION OF PERFORMANCE DATA................................................................27
         Total Return Calculations.............................................................27
         Yield Calculations....................................................................28
         Performance Comparisons...............................................................30
         Illustrating Compounding..............................................................30
         Net Asset Value.......................................................................30
         Moving Averages.......................................................................31

VOTING RIGHTS..................................................................................31

LEGAL MATTERS..................................................................................31

EXPERTS........................................................................................31

ADDITIONAL CONSIDERATIONS......................................................................31

FINANCIAL STATEMENTS...........................................................................32

INVESTMENT OBJECTIVES, POLICIES, AND RESTRICTIONS

         The following discussion of investment policies and restrictions supplements the Prospectus descriptions of the investment objective and principal investment strategies of each of the Trust's seven separate investment portfolios or funds ("Funds"). Under the Investment Company Act of 1940, as amended (the "1940 Act"), any fundamental policy of a registered investment company may not be changed without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that series. However, each Fund's investment objective, policies and principal investment strategies described in the Prospectus, as well as the investment restrictions contained in "Investment Policies and Risk Considerations" below, are not fundamental and therefore may be changed by the Trust's board of trustees (the "Board of Trustees" or the "Board") at any time. Each Fund will be "diversified" within the meaning of the 1940 Act.

         Unless stated otherwise, each of the following investment policies and risk considerations apply to each Fund.

         FUNDAMENTAL POLICIES

         The following restrictions are fundamental policies of each Fund:

         1. The Fund will not issue senior securities except as permitted by law.

         2. The Fund will not borrow money, except: (a) each Fund may purchase securities on margin, as described in restriction 7 below; and (b) from banks (only in amounts not in excess of 33 1/3 percent of the market value of that Fund's assets at the time of borrowing), and, from other sources, for temporary purposes (only in amounts not exceeding 5 percent, or such greater amount as may be permitted by law, of that Fund's total assets taken at market value at the time of borrowing).

         3. The Fund will not underwrite the securities of other companies, except to the extent that it may be deemed an underwriter in connection with the disposition of securities from its portfolio.

         4.       The Fund will not purchase real estate or mortgages directly.

         5. The Fund will not purchase commodities or commodities contracts, except to the extent futures are purchased as described herein.

         6. The Fund will not lend any security or make any other loan if, as a result, more than 33 1/3 percent of its total assets would be lent to other parties, but this limit does not apply to repurchase agreements.

         7. The Fund will not purchase any security on margin except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

         8. The Fund will not, with respect to at least 75 percent of the value of its total assets, invest more than 5 percent of its total assets in the securities of any one issuer, other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or hold more than 10 percent of the outstanding voting securities of any one issuer.

         The following restriction is a fundamental policy of each Fund other than the Institutional Money Market Fund.

         9. The Fund will not invest in an industry if after giving effect to that investment that Fund's holding in that industry would exceed 25 percent of its total assets.

         The following restriction is a fundamental policy of the Institutional Money Market Fund:

         10. The Fund may invest more than 25 percent of its assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; the Fund will not otherwise invest in an industry if after giving effect to that investment the Fund's holding in that industry would exceed 25 percent of its total assets.

         INVESTMENT POLICIES AND RISK CONSIDERATIONS

         The following restrictions are non-fundamental policies of each Fund. These restrictions may be changed without the approval of the shareholders in the affected Fund.


         Non-Equity Investments of the Equity Funds. The equity Funds can, in addition to stocks, hold other types of securities with equity characteristics, such as convertible bonds, preferred stock, warrants and depository receipts or rights. Pending more permanent investments or to use cash balances effectively, these Funds can hold the same types of money market instruments the Institutional Money Market Fund invests in (see Prospectus, page 14), as well as other short-term instruments. These other instruments are the same type of instruments the Institutional Money Market Fund holds, but they have longer maturities than the instruments allowed in the Institutional Money Market Fund, or else don't meet the requirements for "First Tier Securities".



         When market conditions warrant, the equity Funds can invest directly in debt securities similar to those the Institutional Bond Fund may invest in. The equity Funds can also hold debt securities that they acquire because of mergers, recapitalizations or otherwise.


         Borrowing and Lending Among Affiliates. At some time in the future, the Funds may establish a facility for borrowing and lending money among themselves as well as with TIAA or other registered investment companies managed by Advisors or Investment Management.

         If a Fund borrows money, it could leverage its portfolio by keeping securities it might otherwise have had to sell. Leveraging exposes a Fund to special risks, including greater fluctuations in net asset value in response to market changes.

         Illiquid Securities. Each Fund can invest up to 15 percent of its assets (10 percent for the Institutional Money Market Fund) in investments that may not be readily marketable. It may be difficult to sell these investments for their fair market value.

         Preferred Stock. The Funds can invest in preferred stock consistent with their investment objectives.

         Options and Futures. Each of the Funds may engage in options and futures strategies to the extent permitted by the SEC and Commodity Futures Trading Commission ("CFTC"). We do not intend for any Fund to use options and futures strategies in a speculative manner but rather we would use them primarily as hedging techniques or for cash management purposes.

         Option-related activities could include: (1) selling of covered call option contracts, and the purchase of call option contracts for the purpose of a closing purchase transaction; (2) buying covered put option contracts, and selling put option contracts to close out a position acquired through the purchase of such options; and (3) selling call option contracts or buying put option contracts on groups of securities and on futures on groups of securities and buying similar call option contracts or selling put option contracts to close out a position acquired through a sale of such options. This list of options-related activities is not intended to be exclusive, and each Fund may engage in other types of options transactions consistent with its investment objective and policies and applicable law.

         A call option is a short-term contract (generally for nine months or less) which gives the purchaser of the option the right to purchase the underlying security at a fixed exercise price at any time (American style) or at a set time (European style) prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the call option, the purchaser pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of a call option has the obligation, upon the exercise of the option by the purchaser, to sell the underlying security at the exercise price at any time during the option period. Selling a call option would benefit the seller if, over the option period, the underlying security declines in value or does not appreciate above the aggregate of the exercise price and the premium. However, the seller risks an "opportunity loss" of profits if the underlying security appreciates above the aggregate value of the exercise price and the premium.

         A Fund may close out a position acquired through selling a call option by buying a call option on the same security with the same exercise price and expiration date as the call option that it had previously sold on that security. Depending on the premium for the call option purchased by the Fund, the Fund will realize a profit or loss on the transaction.

         A put option is a similar short-term contract that gives the purchaser of the option the right to sell the underlying security at a fixed exercise price prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the put option, the purchaser pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of a put option has the obligation, upon the exercise of the option by the purchaser, to purchase the underlying security at the exercise price during the option period. The buying of a covered put contract limits the downside exposure for the investment in the underlying security to the combination of the exercise price less the premium paid. The risk of purchasing a put is that the market price of the underlying stock prevailing on the expiration date may be above the option's exercise price. In that case the option would expire worthless and the entire premium would be lost.

         A Fund may close out a position acquired through buying a put option by selling a put option on the same security with the same exercise price and expiration date as the put option which it had previously bought on the security. Depending on the premium of the put option sold by the Fund, the Fund would realize a profit or loss on the transaction.

         In addition to options (both calls and puts) on individual securities, there are also options on groups of securities, such as the Standard & Poor's 100 Index traded on the Chicago Board Options Exchange. There are also options on futures of groups of securities such as the Standard & Poor's 500 Stock Index and the New York Stock Exchange Composite Index. The selling of calls can be used in anticipation of, or in, a general market or market sector decline that may adversely affect the market value of a Fund's portfolio of securities. To the extent that a Fund's portfolio of securities changes in value in correlation with a given stock index, the sale of call options on the futures of that index would substantially reduce the risk to the portfolio of a market decline, and, by so doing, provides an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs. A risk in all options, particularly the relatively new options on groups of securities and on futures on groups of securities, is a possible lack of liquidity. This will be a major consideration before a Fund deals in any option.

         There is another risk in connection with selling a call option on a group of securities or on the futures of groups of securities. This arises because of the imperfect correlation between movements in the price of the call option on a particular group of securities and the price of the underlying securities held in the portfolio. Unlike a covered call on an individual security, where a large movement on the upside for the call option will be offset by a similar move on the underlying stock, a move in the price of a call option on a group of securities may not be offset by a similar move in the price of securities held due to the difference in the composition of the particular group and the portfolio itself.

         To the extent permitted by applicable regulatory authorities, each Fund may purchase and sell futures contracts on securities or other instruments, or on groups or indexes of securities or other instruments. The purpose of hedging techniques using financial futures is to protect the principal value of a Fund against adverse changes in the market value of securities or instruments in its portfolio, and to obtain better returns on future investments than actually may be available at the future time. Since these are hedging techniques, the gains or losses on the futures contract normally will be offset by losses or gains, respectively, on the hedged investment. Futures contracts also may be offset prior to the future date by executing an opposite futures contract transaction.

         A futures contract on an investment is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of the securities or instrument underlying the contract. By purchasing a futures contract -- assuming a "long" position -- a Fund legally will obligate itself to accept the future delivery of the underlying security or instrument and pay the agreed price. By selling a futures contract -- assuming a "short" position -- it legally will obligate itself to make the future delivery of the security or instrument against payment of the agreed price.

         Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by a Fund usually will be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities or instruments whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for closing out positions and guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

         A stock index futures contract, unlike a contract on a specific security, does not provide for the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

         Stock index futures may be used to hedge the equity investments of each Fund with regard to market (systematic) risk (involving the market's assessment of overall economic prospects), as distinguished from stock specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, a Fund may seek to protect the value of its securities portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

         Unlike the purchase or sale of a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit in a custodial account an amount of cash, United States Treasury securities, or other permissible assets equal to approximately 5 percent of the contract amount. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when a Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value, and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

         There are several risks in connection with the use of a futures contract as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the securities or instruments which are the subject of the hedge. Each Fund will attempt to reduce this risk by engaging in futures transactions, to the extent possible, where, in our judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of each Fund's portfolio securities or instruments sought to be hedged.

         Successful use of futures contracts for hedging purposes also is subject to the user's ability to predict correctly movements in the direction of the market. For example, it is possible that, where a Fund has sold futures to hedge its portfolio against declines in the market, the index on which the futures are written may advance and the values of securities or instruments held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio investments. However, we believe that over time the value of a Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities or instruments sought to be hedged. It also is possible that, for example, if a Fund has hedged against the possibility of the decline in the market adversely affecting stocks held in its portfolio and stock prices increased instead, the Fund will lose part or all of the benefit of increased value of those stocks that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities or instruments to meet daily variation margin requirements. Such sales may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities or instruments at a time when it may be disadvantageous to do so.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contracts and the portion of the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying security or instrument due to certain market distortions. First, all transactions in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between movements in the futures contracts and the portion of the portfolio being hedged, even a correct forecast of general market trends by Teachers Advisors, Inc. ("Advisors"), the investment adviser for TIAA-CREF Institutional Mutual Funds, still may not result in a successful hedging transaction over a very short time period.

         Each Fund may also use futures contracts and options on futures contracts to manage its cash flow more effectively. To the extent that a Fund enters into non-hedging positions, it will do so only in accordance with certain CFTC exemptive provisions. Thus, pursuant to CFTC Rule 4.5, the aggregate initial margin and premiums required to establish non-hedging positions in commodity futures or commodity options contracts may not exceed 5 percent of the liquidation value of the Fund's portfolio, after-taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that the in-the-money amount of an option that is in-the-money when purchased may be excluded in computing such 5 percent).

         Options and futures transactions may increase a Fund's transaction costs and portfolio turnover rate and will be initiated only when consistent with its investment objectives.

         Investment Companies. Each Fund can invest up to 5 percent of its assets in any single investment company and up to 10 percent of its assets in all other investment companies in the aggregate. However, no Fund can hold more than 3 percent of the total outstanding voting stock of any single investment company.

         Firm Commitment Agreements and Purchase of "When-Issued" Securities. Each Fund can enter into firm commitment agreements for the purchase of securities on a specified future date. When a Fund enters into a firm commitment agreement, liability for the purchase price -- and the rights and risks of ownership of the securities -- accrues to the Fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Fund is obligated to purchase such securities, it will be required to segregate assets. See below, "Segregated Accounts."

         Pass-Through Securities. The Funds may invest in mortgage pass-through securities such as GNMA certificates or FNMA and FHLMC mortgage-backed obligations, or modified pass-through securities such as collateralized mortgage obligations issued by various financial institutions. In connection with these investments, early repayment of principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose a Fund to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Fund, the maturity of each of these securities will be the average life of such securities based on the most recent or estimated annual prepayment rate.

         Lending of Securities. Subject to investment policy 6 on page 1 (relating to loans of portfolio securities), each Fund may lend its securities to brokers and dealers that are not affiliated with Teachers Insurance and Annuity Association of America ("TIAA"), are registered with the SEC and are members of the NASD, and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, a Fund will receive as collateral cash, securities issued or guaranteed by the United States Government (i.e., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102 percent of the current market value of the loaned securities, or such lesser percentage as may be permitted by the Securities and Exchange Commission ("SEC") (not to fall below 100 percent of the market value of the loaned securities), as reviewed daily. By lending its securities, a Fund will receive amounts equal to the interest or dividends paid on the securities loaned and in addition will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. Such loans will be terminable by the Fund at any time and will not be made to affiliates of TIAA. The Fund may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including but not necessarily limited to voting or subscription rights, and may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services or for arranging such loans. Loans of securities will be made only to firms deemed creditworthy. As with any extension of credit, however, there are risks of delay in recovering the loaned securities, should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially.

         Repurchase Agreements. Repurchase agreements have the characteristics of loans, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement, the Fund entering into the agreement retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the Fund's seller to deposit with the Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. Each Fund will enter into repurchase agreements only with member banks of the Federal Reserve System, and with primary government securities dealers or other domestic or foreign broker-dealers whose creditworthiness has been reviewed and found satisfactory by Advisors and who have, therefore, been determined to present minimal credit risk.

         Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, in which the Fund entering into the agreement may otherwise invest.

         If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund entering into the agreement would look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund; in such event the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

         Swap Transactions. Each Fund may, to the extent permitted by the SEC, enter into privately negotiated "swap" transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve "swapping" a return based on certain securities, instruments, or financial indices with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indices.

         By entering into a swap transaction, a Fund may be able to protect the value of a portion of its portfolio against declines in market value. Each Fund may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or countries or to take advantage of market opportunities which may arise from time to time. A Fund may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the Fund. However, there can be no assurance that the return a Fund receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

         While a Fund will only enter into swap transactions with counterparties it considers creditworthy (and will monitor the creditworthiness of parties with which it enters into swap transactions), a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. If the other party to the swap transaction defaults on its obligations, the Fund entering into the agreement would be limited to the agreement's contractual remedies. There can be no assurance that a Fund will succeed when pursuing its contractual remedies. To minimize a Fund's exposure in the event of default, it will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When a Fund enters into swap transactions on a net basis, the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the Fund's custodian. To the extent a Fund enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the Fund's obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See "Segregated

Accounts," below.

         Swap agreements may be considered illiquid by the SEC staff and subject to the limitations on illiquid investments.

         To the extent that there is an imperfect correlation between the return a Fund is obligated to swap and the securities or instruments representing such return, the value of the swap transaction may be adversely affected. No Fund therefore will enter into a swap transaction unless it owns or has the right to acquire the securities or instruments representative of the return it is obligated to swap with the counterparty to the swap transaction. It is not the intention of any Fund to engage in swap transactions in a speculative manner but rather primarily to hedge or manage the risks associated with assets held in, or to facilitate the implementation of portfolio strategies of purchasing and selling assets for, the Fund.

         Segregated Accounts. In connection with when-issued securities, firm commitment and certain other transactions in which a Fund incurs an obligation to make payments in the future, a Fund may be required to segregate assets with its custodian bank in amounts sufficient to settle the transaction. To the extent required, such segregated assets can consist of liquid assets, including equity or other securities, or other instruments such as cash, United States Government securities or other securities as may be permitted by law.

         Currency Transactions. The value of a Fund's assets as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. To minimize the impact of such factors on net asset values, the Fund may engage in foreign currency transactions in connection with their investments in foreign securities. The Funds will not speculate in foreign currency exchange, and will enter into foreign currency transactions only to "hedge" the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also may limit any potential gain which might result should the value of such currency increase.

         The Funds will conduct their currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market.

         By entering into a forward contract for the purchase or sale of foreign currency involved in underlying security transactions, a Fund is able to protect itself against possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as "transaction hedging." In addition, when it appears that a particular foreign currency may suffer a substantial decline against the U.S. dollar, a Fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as "portfolio hedging." Similarly, when it appears that the U.S. dollar may suffer a substantial decline against a foreign currency, a Fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.

         The Funds may also hedge their foreign currency exchange rate risk by engaging in currency financial futures, options and "cross-hedge" transactions. In "cross-hedge" transactions, a Fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that generally tracks the currency being hedged with regard to price movements). Such cross-hedges are expected to help protect a Fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.

         The Funds may hold a portion of their respective assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

         The forecasting of short-term currency market movement is extremely difficult and whether a short-term hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if its predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Fund will have flexibility to roll-over the foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its obligations thereunder.

         There is no express limitation on the percentage of a Fund's assets that may be committed to foreign currency exchange contracts. A Fund will not enter into foreign currency forward contracts or maintain a net exposure in such contracts where that Fund would be obligated to deliver an amount of foreign currency in excess of the value of that Fund's portfolio securities or other assets denominated in that currency or, in the case of a cross-hedge transaction, denominated in a currency or currencies that Fund's investment adviser believes will correlate closely to the currency's price movements. The Funds generally will not enter into forward contracts with terms longer than one year.

         Foreign Investments. As described more fully in the Prospectus, certain Funds may invest in foreign securities, including those in emerging markets. In addition to the general risk factors discussed in the Prospectus, there are a number of country- or region-specific risks and other considerations that may affect these investments.

Investment in Europe. The total European market (consisting of the European Union, the European Free Trade Association and Eastern European countries) contains over 450 million consumers, a market larger than either the United States or Japan. European businesses compete both intra-regionally and globally in a wide range of industries, and recent political and economic changes throughout Europe are likely further to expand the role of Europe in the global economy. As a result, a great deal of interest and activity has been generated aimed at understanding and benefiting from the "new" Europe that may result. The incipient aspects of major developments in Europe as well as other considerations means that there can be no guarantee that outcomes will be as anticipated or will have results that investors would regard as favorable.

The European Union. The European Union ("EU") consists of Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, Sweden, and the United Kingdom (the "EU Nations"), with a total population exceeding 370 million. The EU Nations have undertaken to establish, among themselves, a single market that is largely free of internal barriers and hindrances to the free movement of goods, persons, services and capital. Although it is difficult to predict when this goal will be fully realized, macro- and micro-economic adjustments already in train are indicative of significant increases in efficiency and the ability of the EU Nations to compete globally by simplifying product distribution networks, promoting economies of scale, and increasing labor mobility, among other effects. The establishment of the eleven-country European Monetary Union, a subset of the European Union countries, with its own central bank, the European Central Bank; its own currency, the Euro; and a single interest rate structure, represents a new economic entity, the Euro-area. While authority for monetary policy thus shifts from national hands to an independent supranational body, sovereignty elsewhere remains at the national level. Uncertainties with regard to balancing of monetary policy against national fiscal and other political issues and their extensive ramifications represent important risk considerations for investors in these countries.

Investment in the Pacific Basin. The economies of the Pacific Basin vary widely in their stages of economic development. Some (such as Japan, Australia, Singapore, and Hong Kong) are considered advanced by Western standards; others (such as Thailand, Indonesia, and Malaysia) are considered "emerging" -- rapidly shifting from natural resource- and agriculture-based systems to more technologically advanced systems oriented toward manufacturing and services. The major reform of China's economy and polity continues to be an important stimulus to economic growth internally, and, through trade, across the region. Intra-regional trade has become increasingly important to a number of these economies. Japan, the second largest economy in the world, is the dominant economy in the Pacific Basin, with one of the highest per capita incomes in the world. Its extensive trade relationships also contribute to expectations for regional and global economic growth. Economic growth has historically been relatively strong in the region, but recent economic turmoil among the emerging economies, and unmitigated recessionary impulses in Japan, in the recent past have raised important questions with regard to prospective longer-term outcomes. Potential policy miscalculations or other events could pose important risks to equity investors in any of these economies.

Investment in Canada. Canada, a country rich in natural resources and a leading industrial country of the world, is by far the most important trading partner of the United States. The U.S. and Canada have entered into the U.S.-Canada Free Trade Agreement which, over a 10-year period from 1989, will remove trade barriers affecting all important sectors of each country's economy. In addition, the U.S., Canada, and Mexico have established the North American Free Trade Agreement ("NAFTA"), which is expected to significantly benefit the economies of each of the countries through the more rational allocation of resources and production over the region. Uncertainty regarding the longer-run political structure of Canada is an added risk to investors, along with weak commodity prices.

Investment in Latin America. Latin America (including Mexico and Central America) has a population of approximately 455 million and is rich in natural resources. Important gains in the manufacturing sector have developed in several of the major countries in the region. A number of countries in the region have taken steps to reduce impediments to trade, most notably through the NAFTA agreement between the U.S., Canada and Mexico and the Mercosur agreement between Argentina, Brazil, Paraguay and Uruguay, with Chile as an associate member. Restrictions on international capital flows, intermittent problems with capital flight, and some potential difficulties in the repayment of external debt, however, remain important concerns in the region -- exacerbating the risks in these equity markets. As a result Latin American equity markets have been extremely volatile. Efforts to restructure these economies through privatization and fiscal and monetary reform have been met with some success, with gains in output growth and slowing rates of inflation. These efforts may result in attractive investment opportunities. However, recent events have shown that large shifts in sentiment in markets elsewhere on the globe may very quickly reverberate among these markets, adding greater risk to already volatile markets. There can be no assurance that attempted reforms will ultimately be successful or will bring about results investors would regard as favorable.

Other Regions. There are developments in other regions and countries around the world which could lead to additional investment opportunities. We will monitor these developments and may invest when appropriate.

         Depository Receipts. The equity Funds can invest in American, European and Global Depository Receipts ("ADRs," "EDRs" and "GDRs"). They are alternatives to the purchase of the underlying securities in their national markets and currencies. Although their prices are quoted in U.S. dollars, they don't eliminate all the risks of foreign investing.

         ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. To the extent that a Fund acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, a Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or the NASD's national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

         EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

         Other Investment Techniques and Opportunities. Each Fund may take certain actions with respect to merger proposals, tender offers, conversion of equity-related securities and other investment opportunities with the objective of enhancing the portfolio's overall return, regardless of how these actions may affect the weight of the particular securities in the Fund's portfolio.

         Industry Concentrations. None of the Funds will concentrate more than 25 percent of its total assets in any one industry.


MANAGEMENT OF TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

         TRUSTEES AND OFFICERS OF TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

         Trustees who are "interested persons" within the meaning of the 1940 Act are indicated by an asterisk (*).

TRUSTEE                                              AGE    PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
-------                                              ---    -----------------------------------------
Robert H. Atwell                                     68     President Emeritus, American Counsel on Education and
447 Bird Key Drive                                          senior consultant for A.T. Kearney, since November
Sarasota, FL  34236                                         1996. Previously, President, American Counsel on
                                                            Education.

Elizabeth E. Bailey                                  60     John C. Hower Professor of Public Policy and
The Wharton School                                          Management, The Wharton School of the University of
University of Pennsylvania                                  Pennsylvania.
Suite 3100
Steinberg-Dietrich Hall
Philadelphia, PA  19104-6372

John H. Biggs* (3)                                   62     Chairman, Chief Executive Officer, and President,
TIAA-CREF                                                   College Retirement Equities Fund ("CREF") and TIAA,
730 Third Avenue                                            since 1997.  Previously, Chairman and Chief Executive
New York, NY  10017-3206                                    Officer, CREF and TIAA.

TRUSTEE                                              AGE    PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
-------                                              ---    -----------------------------------------
Joyce A. Fecske (1)                                  52     Vice President Emerita, DePaul University, since
4800 South Karlov Avenue                                    1994.  Formerly, Vice President for Human Resources,
Chicago, IL  60632                                          DePaul University.

Edes P. Gilbert                                      67     Consultant, Independent Education Services, since
Independent Education Services                              1998.  Formerly, Head, The Spence School.
49 East 78th Street
New York, NY  10021

Stuart Tse Kong Ho (3)                               63     Chairman and President, Capital Investment of Hawaii,
Capital Investment of Hawaii, Inc.                          Inc.;  Chairman, Gannett Pacific Corporation.
Suite 1700
733 Bishop Street
Honolulu, HI  96813

Nancy L. Jacob (2)                                   56     President and Managing Principal, Windermere
Windermere Investment Associates                            Investment Associates, since January 1997.
121 S.W. Morrison Street                                    Previously, Chairman and Chief Executive Officer, CTC
Portland, OR  97204                                         Consulting, Inc. and Managing Director, Capital Trust
                                                            Company.

Marjorie Fine Knowles                                59     Professor of Law, Georgia State University College of
College of Law                                              Law.
Georgia State University
University Plaza
Atlanta, GA  30303-3092

Martin L. Leibowitz* (3)                             62     Vice Chairman and Chief Investment Officer, CREF and
TIAA-CREF                                                   TIAA, since 1995.  President, TIAA-CREF Investment
730 Third Avenue                                            Management, Inc. (Investment Management), and
New York, NY  10017-3206                                    President, Teachers Advisors, Inc. (Advisors).
                                                            Executive Vice President, CREF and TIAA from June 1995
                                                            to November 1995.  Formerly, managing
                                                            director-director of research and a member of the
                                                            executive committee, Salomon Brothers, Inc.

Jay O. Light (2)                                     57     Professor of Business Administration and Senior
Harvard Business School                                     Associate Dean for Planning and Development, Harvard
Morgan Hall 489                                             University Graduate School of Business Administration.
Soldiers Field
Boston, MA  02163

TRUSTEE                                              AGE    PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
-------                                              ---    -----------------------------------------
Bevis Longstreth (2)                                 65     Of Counsel, Debevoise & Plimpton, since 1998.
Debevoise & Plimpton                                        Formerly, Partner, Debevoise & Plimpton.  Adjunct
875 Third Avenue                                            Professor of Law, Columbia University.
New York, NY  10022

Robert M. Lovell, Jr. (2)                            68     Founding Partner, First Quadrant L.P.  Formerly,
First Quadrant L.P.                                         Chairman and Chief Executive Officer, First Quadrant
100 Campus Drive                                            Corp. (Investment Management Firm).
P.O. Box 939
Florham Park, NJ  07932

Stephen A. Ross (2)                                  55     Franco Modigliani Professor of Finance and Economics,
Sloan School of Management                                  Sloan School of Management, Massachusetts Institute of
Massachusetts Institute of Technology                       Technology, since 1998.  Co-Chairman, Roll & Ross
77 Massachusetts Avenue                                     Asset Management Corp.
Cambridge, MA  02139

Eugene C. Sit  (3)                                   60     Chairman, Chief Executive and Chief Investment
Sit Investment Associates, Inc.                             Executive Officer, Sit Investment Associates, Inc. and
4600 Norwest Center                                         Sit/Kim International Investment Associates, Inc.
90 South Seventh Street
Minneapolis, MN  55402

Maceo K. Sloan (2)                                   49     Chairman, President, and Chief Executive Officer,
NCM Capital Management Group, Inc.                          Sloan Financial Group, Inc., and NCM Capital
Suite 400                                                   Management Group, Inc.
103 West Main Street
Durham, NC 27701-3638

David K. Storrs (2)                                  54     President and Chief Executive Officer, Alternative
Alternative Investment Group, LLC                           Investment Group, L.L.C., since August 1996.  Adviser
65 South Gate Lane                                          to the President, The Common Fund, since January
Southport, CT  06490                                        1996.  Formerly, President and Chief Executive
                                                            Officer, The Common Fund.

Robert W. Vishny (3)                                 40     Eric J. Gleacher Professor of Finance, University of
Graduate School of Business                                 Chicago Graduate School of Business.  Founding
University of Chicago                                       Partner, LSV Asset Management.
1101 East 58th Street
Chicago, IL  60637

-----------------------

(1) Member of the Executive Committee. The Executive Committee is responsible for day to day oversight of the Funds' operation.

(2) Member of the Finance Committee. The Finance Committee oversees the investments of TIAA-CREF Institutional Mutual Funds.

(3) Member of the Executive and Finance Committees.

                                      POSITION WITH
OFFICER*                      AGE     REGISTRANT           PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
--------                      ---     --------------       -----------------------------------------
John J. McCormack              54     President            Executive Vice President, TIAA and
                                                           CREF, since November 1983, and President,
                                                           TIAA-CREF Enterprises, since June 1998.

Scott C. Evans                 39     Executive            Executive Vice President, TIAA and CREF, Advisors and
                                      Vice President       Investment Management, since September 1997.
                                                           Previously, Managing Director, TIAA, CREF, Advisors and
                                                           Investment Management from March 1997 to September
                                                           1997.  Previously Second Vice President, TIAA and CREF,
                                                           Advisors and Investment Management.

                                      Executive            Executive Vice President, TIAA and CREF, since March
Richard L. Gibbs               52     Vice President       1993. Executive Vice President, Advisors, Investment
                                                           Management, Teachers Personal Investors Services, Inc.
                                                           ("TPIS") and TIAA-CREF Individual & Institutional
                                                           Services, Inc. ("Services").

E. Laverne Jones               50     Secretary            Vice President, and Corporate Secretary, TIAA and CREF,
                                                           since August 1998.  Previously, Senior Counsel, TIAA
                                                           and CREF.

Richard J. Adamski             57     Vice President and   Vice President and Treasurer, TIAA and CREF, Investment
                                      Treasurer            Management, Advisors, TPIS and Services.

-----------------------

* The address for all officers of TIAA-CREF Institutional Mutual Funds is 730 Third Avenue, New York, NY 10017-3206.

         TRUSTEE AND OFFICER COMPENSATION

         The following table shows the estimated compensation to be received by each non-officer Trustee from the Funds and the TIAA-CREF fund complex for TIAA-CREF Institutional Mutual Funds' partial fiscal year ending September 30, 1999. The Funds' officers receive no compensation from any fund in the TIAA-CREF fund complex. The TIAA-CREF fund complex consists of: College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF Life Funds, TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds, each a registered investment company.

         TIAA-CREF Institutional Mutual Funds has long-term performance deferred compensation plan for non-employee Trustees. Under this unfunded plan, annual contributions equal to half the amount of the basic annual Trustee stipend are allocated to notional CREF and TIAA accounts, in predetermined percentages. Benefits will be paid in a lump sum after the Trustee leaves the Board. Pursuant to a separate deferred compensation plan, non-employee Trustees also have the option to defer payment of their basic stipend and allocate it to notional TIAA and CREF accounts chosen by the individual Trustee. Benefits under that plan are also paid in a lump sum after the Trustee leaves the Board.

COMPENSATION
OF TRUSTEES(1)
                                                                   LONG TERM
                                                                  PERFORMANCE
                                                                    DEFERRED
                                      AGGREGATE                   COMPENSATION             TOTAL COMPENSATION
                                     COMPENSATION                 CONTRIBUTION               FROM TIAA-CREF
NAME                                 FROM THE FUND           AS PART OF EXPENSES           FUND COMPLEX
----                                 -------------           ----------------------        ------------------
Robert H. Atwell                         $ 1,527                      $6                      $16,500
Elizabeth E. Bailey                      $ 1,522                      $6                      $13,875
Joyce A. Fecske                          $ 1,522                      $6                      $13,875
Edes P. Gilbert                          $ 1,527                      $6                      $16,500
Stuart Tse Kong Ho                       $ 1,519                      $6                      $12,375
Nancy L. Jacob                           $ 1,524                      $6                      $15,000
Marjorie Fine Knowles                    $ 1,522                      $6                      $13,875
Jay O. Light                             $ 1,519                      $6                      $12,375
Bevis Longstreth                         $ 1,522                      $6                      $13,875
Robert M. Lovell, Jr.                    $ 1,522                      $6                      $13,875
Stephen A. Ross                          $ 1,525                      $6                      $15,375
Eugene C. Sit                            $ 1,519                      $6                      $12,375
Maceo K. Sloan                           $ 1,522                      $6                      $13,875
David K. Storrs                          $ 1,522                      $6                      $13,875
Robert W. Vishny                         $ 1,525                      $6                      $15,375

-----------------------

(1) Estimated payments for the partial fiscal year ending September 30, 1999.


PRINCIPAL HOLDERS OF SECURITIES

         TIAA, as the contributor of the initial capital for each of the Funds, owned 100% of the shares of each Fund as of June 30, 1999.

INVESTMENT ADVISORY AND OTHER SERVICES

         As explained in the Prospectus, investment advisory and related services for each of the Funds are provided by personnel of Teachers Advisors, Inc. ("Advisors"). Advisors manages the investment and reinvestment of the assets of each Fund, subject to the direction and control of the Finance Committee of the Board of Trustees. As the prospectus describes, Advisors has agreed to waive a portion of its fee for managing each Fund.

         Employees of Advisors and members of their households are limited in trading for their own accounts. Certain transactions must be reported and approved, and duplicates of all confirmation statements and other account reports must be sent to a special compliance unit.

         Advisory fees are payable monthly to Advisors. They are calculated as a percentage of the average value of the net assets each day for each Fund, and are accrued daily proportionately at 1/365th (1/366th in a leap year) of the rates set forth in the Prospectus.

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02209 acts as custodian for TIAA-CREF Institutional Mutual Funds.

         Ernst & Young LLP, 787 Seventh Avenue, New York, NY 10019, serves as independent auditors of TIAA-CREF Institutional Mutual Funds.

         In addition to serving as custodian of the Funds' portfolio securities, State Street provides the Funds with limited administrative services, including preparation of each Fund's federal, state and local tax returns, preparation of each Fund's financial information, and certain other administrative services. State Street also acts as the transfer and dividend paying agent for the Funds.

         Teachers Insurance and Annuity Association of America ("TIAA") holds all of the shares of TIAA-CREF Enterprises, Inc., which in turn holds all the shares of Advisors and of Teachers Personal Investors Services, Inc., the principal underwriter for TIAA-CREF Institutional Mutual Funds.

ABOUT TIAA-CREF INSTITUTIONAL MUTUAL FUNDS AND THE SHARES

         TIAA-CREF Institutional Mutual Funds, was organized as a Delaware business trust on April 15, 1999. A copy of TIAA-CREF Institutional Mutual Funds' Certificate of Trust, dated April 15, 1999, as amended, is on file with the Office of the Secretary of State of the State of Delaware. As a Delaware business trust, TIAA-CREF Institutional Mutual Funds' operations are governed by its Declaration of Trust dated April 15, 1999, as amended (the "Declaration"). Upon the initial purchase of shares of beneficial interest in TIAA-CREF Institutional Mutual Funds, each shareholder agrees to be bound by the Declaration, as amended from time to time.

         INDEMNIFICATION OF SHAREHOLDERS

         Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act ("DBTA") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. TIAA-CREF Institutional Mutual Funds' Declaration expressly provides that TIAA-CREF Institutional Mutual Funds has been organized under the DBTA and that the Declaration is to be governed by and interpreted in accordance with Delaware law. It is nevertheless possible that a Delaware business trust, such as TIAA-CREF Institutional Mutual Funds, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case TIAA-CREF Institutional Mutual Funds' shareholders could possibly be subject to personal liability.

         To guard against this risk, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of TIAA-CREF Institutional Mutual Funds and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by TIAA-CREF Institutional Mutual Funds or its Trustees, (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of TIAA-CREF Institutional Mutual Funds or any series of TIAA-CREF Institutional Mutual Funds, and (iii) provides that TIAA-CREF Institutional Mutual Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of TIAA-CREF Institutional Mutual Funds and satisfy any judgment thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refuses to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) TIAA-CREF Institutional Mutual Funds itself would be unable to meet its obligations. In the light of DBTA, the nature of TIAA-CREF Institutional Mutual Funds' business, and the nature of its assets, the risk of personal liability to a TIAA-CREF Institutional Mutual Funds shareholder is remote.

         INDEMNIFICATION OF TRUSTEES

         The Declaration further provides that TIAA-CREF Institutional Mutual Funds shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of TIAA-CREF Institutional Mutual Funds. The Declaration does not authorize TIAA-CREF Institutional Mutual Funds to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         LIMITATION OF FUND LIABILITY

         All persons dealing with a Fund must look solely to the property of that particular Fund for the enforcement of any claims against that Fund, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund or TIAA-CREF Institutional Mutual Funds. No Fund is liable for the obligations of any other Fund. Since the Funds use a combined Prospectus, however, it is possible that one Fund might become liable for a misstatement or omission in the Prospectus regarding another Fund with which its disclosure is combined. The Trustees have considered this factor in approving the use of the combined Prospectus.

         SHAREHOLDER MEETINGS AND VOTING RIGHTS

         Under the Declaration, TIAA-CREF Institutional Mutual Funds is not required to hold annual meetings to elect Trustees or for other purposes. It is not anticipated that TIAA-CREF

Institutional Mutual Funds will hold shareholders' meetings unless required by law or the Declaration. TIAA-CREF Institutional Mutual Funds will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees holding office were elected by the shareholders of TIAA-CREF Institutional Mutual Funds.

         Shares of TIAA-CREF Institutional Mutual Funds do not entitle their holders to cumulative voting rights, so that the holders of more than 50 percent of the net asset value represented by the outstanding shares of TIAA-CREF Institutional Mutual Funds may elect all of the Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. Shareholders are entitled to one vote for each dollar of net asset value (number of shares held times the net asset value of the applicable Fund).

         ADDITIONAL FUNDS OR CLASSES

         Pursuant to the Declaration, the Trustees may establish additional Funds (technically "series" of shares) or "classes" of shares in TIAA-CREF Institutional Mutual Funds without shareholder approval. The establishment of additional Funds or classes would not affect the interests of current shareholders in the existing eight Funds. As of the date of this SAI, the Trustees do not have any plan to establish another Fund or class.

         DIVIDENDS AND DISTRIBUTIONS

         Each share of a Fund is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of TIAA-CREF Institutional Mutual Funds as a whole or any individual Fund, shares of the affected Fund are entitled to receive their proportionate share of the assets which are attributable to such shares and which are available for distribution as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive, conversion, or subscription rights. All shares, when issued, will be fully paid and non-assessable.

PRICING OF SHARES

         The assets of the Funds are valued as of the close of each valuation day in the following manner:

         INVESTMENTS FOR WHICH MARKET QUOTATIONS ARE READILY AVAILABLE

         Investments for which market quotations are readily available are valued at the market value of such investments, determined as follows:

         Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business (usually 4:00 p.m. Eastern Time) on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Such an equity security may also be valued at fair value as determined in good faith by the Finance Committee of the Board of Trustees if events materially affecting its value occur between the time its price is determined and the time a Fund's net asset value is calculated.

         FOREIGN INVESTMENTS

         Investments traded on a foreign exchange or in foreign markets are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Since the trading of investments on a foreign exchange or in foreign markets is normally completed before the end of a valuation day, such valuation does not take place contemporaneously with the determination of the valuation of certain other investments held by the Fund. If events materially affecting the value of foreign investments occur between the time their share price is determined and the time when a Fund's net asset value is calculated, such investments will be valued at fair value as determined in good faith by the Finance Committee of the Board and in accordance with the responsibilities of the Board as a whole.

         DEBT SECURITIES

         Debt securities (including money market instruments) for which market quotations are readily available are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Values for money market instruments (other than those in the Institutional Money Market Fund) with maturities of one year or less will be obtained from either one or more of the major market makers or derived from a pricing matrix that has various types of money market instruments along one axis and maturities, ranging from overnight to one year, along the other. This information is derived from one or more financial information services. For securities with maturities longer than one year, these values will be derived utilizing an independent pricing service when such prices are believed to reflect the fair value of these securities. We use an independent pricing service to value securities with maturities longer than one year, except when we believe prices don't accurately reflect the security's fair value.

         SPECIAL VALUATION PROCEDURES FOR THE INSTITUTIONAL MONEY MARKET FUND

         For the Institutional Money Market Fund, all of its assets are valued on the basis of amortized cost in an effort to maintain a constant net asset value per share of $1.00. The Board has determined that such valuation is in the best interests of the Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund which uses available market quotations to value all of its securities.

         The Board has established procedures reasonably designed, taking into account current market conditions and the Institutional Money Market Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates by more than 1/2 of one percent from $1.00 per share. In the event such deviation should exceed 1/2 of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: (1) selling securities prior to maturity; (2) shortening the average maturity of the Fund;
(3) withholding or reducing dividends; or (4) utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Institutional Money Market Fund's net asset value might still decline.

         OPTIONS AND FUTURES

         Portfolio investments underlying options are valued as described above. Stock options written by a Fund are valued at the last quoted sale price, or at the closing bid price if no sale is reported for the day of valuation as determined on the principal exchange on which the option is traded. The value of a Fund's net assets will be increased or decreased by the difference between the premiums received on written options and the costs of liquidating such positions measured by the closing price of the options on the date of valuation.

         For example, when a Fund writes a call option, the amount of the premium is included in the Fund's assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the call. Thus, if the current market value of the call exceeds the premium received, the excess would be unrealized depreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized appreciation. If a call expires or if the Fund enters into a closing purchase transaction, it realizes a gain (or a loss if the cost of the transaction exceeds the premium received when the call was written) without regard to any unrealized appreciation or depreciation in the underlying securities, and the liability related to such call is extinguished. If a call is exercised, the Fund realizes a gain or loss from the sale of the underlying securities and the proceeds of the sale increased by the premium originally received.

         A premium paid on the purchase of a put will be deducted from a Fund's assets and an equal amount will be included as an investment and subsequently adjusted to the current market value of the put. For example, if the current market value of the put exceeds the premium paid, the excess would be unrealized appreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation.

         Stock and bond index futures, and options thereon, which are traded on commodities exchanges, are valued at their last sale prices as of the close of such commodities exchanges.

         INVESTMENTS FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE

         Portfolio securities or other assets for which market quotations are not readily available will be valued at fair value, as determined in good faith under the direction of the Trustees.

TAX STATUS

         Although TIAA-CREF Institutional Mutual Funds is organized as a Delaware business trust, neither TIAA-CREF Institutional Mutual Funds nor its individual Funds will be subject to any corporate excise or franchise tax in the State of Delaware, nor will they be liable for Delaware income taxes provided that each Fund qualifies as a regulated investment company for federal income tax purposes and satisfies certain income source requirements of Delaware law. If each Fund so qualifies and distributes all of its income and capital gains, it will also be exempt from applicable New York State taxes and the New York City general corporation tax, except for small minimum taxes.

         Each Fund intends to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. In general, to qualify as a RIC: (a) at least 90 percent of the gross income of a Fund for the taxable year must be derived from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities or foreign currency, or other income derived with respect to its business of investing in securities;
(b) a Fund must distribute to its shareholders 90 percent of its ordinary income and net short-term capital gains (undistributed net income may be subject to tax at the Fund level); and (c) a Fund must diversify its assets so that, at the close of each quarter of its taxable year, (i) at least 50 percent of the fair market value of its total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the Fund's total assets and 10 percent of the outstanding voting securities of such issuer and (ii) no more than 25 percent of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

         If, in any taxable year, a Fund should not qualify as a RIC under the
Code: (1) that Fund would be taxed at normal corporate rates on the entire amount of its taxable income without deduction for dividends or other distributions to its shareholders, and (2) that Fund's distributions to the extent made out of that Fund's current or accumulated earnings and profits would be taxable to its shareholders (other than tax-exempt shareholders and shareholders in tax deferred accounts) as ordinary dividends (regardless of whether they would otherwise have been considered capital gains dividends), and may qualify for the deduction for dividends received by corporations.

         Each Fund must declare and distribute dividends equal to at least 98 percent of its ordinary income (as of the twelve months ended December 31) and at least 98 percent of its capital gain net income (as of the twelve months ended October 31), in order to avoid a federal excise tax. Each Fund intends to make the required distributions, but they cannot guarantee that they will do so. Dividends attributable to a Fund's ordinary income and capital gains distributions are taxable as such to shareholders in the year in which they are received except dividends declared in October, November or December and paid in January, which dividends are treated as paid on the prior December 31.

         A distribution of net capital gains reflects a Fund's excess of net long-term capital gains over its net short-term capital losses. Each Fund will designate income dividends and must designate distributions of net capital gains and must notify shareholders of these designations within sixty days after the close of the Fund's taxable year.

         Foreign currency gains and losses are generally taxable as ordinary income. If the net effect of these transactions is a gain, the dividend paid by the Fund will be increased; if the result is a loss, the income dividend paid by the Fund will be decreased.

         At the time of purchase, each Fund's net asset value may reflect undistributed income or net capital gains. A subsequent distribution to shareholders of such amounts, although constituting a return of their investment, would be taxable either as dividends or capital gain distributions. For federal income tax purposes, each Fund is permitted to carry forward its net realized capital losses, if any, for eight years, and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute such gains. If a shareholder held shares for six months or less and during that period received a distribution taxable to such shareholder as a long term capital gain, any loss realized on the sale of such shares during the six month period would be a long term loss to the extent of such distribution.

         Income received by any Fund from sources within various foreign countries may be subject to foreign income taxes withheld at the source. Under the Code, if more than 50 percent of the value of a Fund's total assets at the close of its taxable year consists of securities issued by foreign corporations, the Fund (e.g., the Institutional International Equity Fund) may file an election with the Internal Revenue Service to "pass through" to the Fund's shareholders the amount of any foreign income taxes paid by the Fund. Pursuant to this election, shareholders will be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the Fund; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

         Each shareholder will be notified within 60 days after the close of each taxable year of a Fund, if that Fund will "pass through" qualifying foreign taxes paid for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and (ii) the Fund's gross income from foreign sources. Of course, shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be able to utilize any such "pass through" of foreign tax credits.

         Each Fund is required by federal law to withhold 31 percent of reportable payments

(which may include income dividends, capital gains distributions, and share redemption proceeds) paid to shareholders who have not complied with IRS regulations. In order to avoid this back-up withholding requirement, a shareholder must certify to the Fund on the application form or on a separate Internal Revenue Service W-9 Form, that the shareholder's Social Security Number or Taxpayer Identification Number is correct and that the shareholder is not currently subject to back-up withholding or is exempt from back-up withholding.

         The foregoing discussion does not address the special tax rules applicable to certain classes of investors. For example, each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on Fund distributions treated as ordinary dividends.

         This discussion of the tax treatment of the Funds and their distributions is based on the federal, Delaware and New York tax laws in effect as of the date of this SAI. Shareholders should consult their tax advisors to determine the tax treatment of an investment by him or her in any Fund, including state and local taxes.

BROKERAGE ALLOCATION

         Advisors is responsible for decisions to buy and sell securities for the Funds as well as for selecting brokers and, where applicable negotiating the amount of the commission rate paid. It is the intention of Advisors to place brokerage orders with the objective of obtaining the best execution, which includes such factors as best price, research and available data. When purchasing or selling securities traded on the over-the-counter market, Advisors generally will execute the transactions with a broker engaged in making a market for such securities. When Advisors deems the purchase or sale of a security to be in the best interests of a Fund, its personnel may, consistent with their fiduciary obligations, decide either to buy or to sell a particular security for the Fund at the same time as for other funds it may be managing, or that may be managed by its affiliate, TIAA-CREF Investment Management, Inc. ("Investment Management"), another investment adviser subsidiary of TIAA. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made in an equitable manner.

         Domestic brokerage commissions are negotiated, as there are no standard rates. All brokerage firms provide the service of execution of the order made; some brokerage firms also provide research and statistical data, and research reports on particular companies and industries are customarily provided by brokerage firms to large investors. In negotiating commissions, consideration is given by Advisors to the quality of execution provided and to the use and value of the data. The valuation of such data may be judged with reference to a particular order or, alternatively, may be judged in terms of its value to the overall management of the portfolio.

         Advisors will place orders with brokers providing useful research and statistical data services if reasonable commissions can be negotiated for the total services furnished even though lower commissions may be available from brokers not providing such services. Advisors follows guidelines established by the Board for the placing of orders with the brokers providing such services.

         Research or service obtained for one Fund may be used by Advisors in managing the other Funds. In such circumstances, the expenses incurred will be allocated equitably consistent with Advisors' fiduciary duty to the other Funds.

         Research or services obtained for TIAA-CREF Institutional Mutual Funds may be used by personnel of Advisors in managing other investment company accounts, or by Investment Management for the CREF accounts. In such circumstances, the expenses incurred will be allocated in an equitable manner consistent with the fiduciary obligations of personnel of Advisors to TIAA-CREF Institutional Mutual Funds.

UNDERWRITERS

         Teachers Personal Investors Services, Inc. ("TPIS") may be considered the "principal underwriter" for TIAA-CREF Institutional Mutual Funds. Shares of TIAA-CREF Institutional Mutual Funds are offered on a continuous basis with no sales load. Pursuant to a Distribution Agreement with TIAA-CREF Institutional Mutual Funds, TPIS has the right to distribute shares of TIAA-CREF Institutional Mutual Funds for the two-year period beginning June 1, 1999, and thereafter from year to year subject to approval by the Funds' Board of Trustees. TPIS may enter into Selling Agreements with one or more broker-dealers, which may or may not be affiliated with TPIS, to provide distribution-related services to TIAA-CREF Institutional Mutual Funds.

CALCULATION OF PERFORMANCE DATA

         We may quote a Fund's performance in various ways. All performance information in advertising is historical and is not intended to indicate future returns. A Fund's share price, yield, and total return fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

         TOTAL RETURN CALCULATIONS

         Total returns quoted in advertising reflect all aspects of a Fund's returns, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value ("NAV") over a stated period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period according to the following formula:

                                             n
                                    P (1 + T)  = ERV
         where:   P        =        the hypothetical initial payment
                  T        =        average annual total return
                  n        =        number of years in the period
                  ERV      =        ending redeemable value of the
                                    hypothetical payment made at the beginning of the one-, five-, or 10-year period at the end of the one-, five-, or 10-year period
                                    (or fractional portion thereof).

For example, a cumulative return of 100 percent over ten years would produce an average annual return of 7.18 percent, which is the steady annual rate that would equal 100 percent growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

         In addition to average annual returns, we may quote a Fund's unaveraged or cumulative total returns reflecting the actual change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before or after tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

         YIELD CALCULATIONS

         All Funds other than the Institutional Money Market Fund. Yields are computed by dividing the Fund's net investment income for a given 30-day or one-month period, by the average number of Fund shares, dividing this figure by the Fund's NAV at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a Fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one-month period, whichever is earlier. Income is adjusted to reflect gains and losses from principal repayments received by the Fund with respect to mortgage-related securities and other asset-backed securities. Other capital gains and losses generally are excluded from the calculation as are gains and losses currently from exchange rate fluctuations.

         Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in a Fund's financial statements.

         Yield information may be useful in reviewing a Fund's performance and in providing a basis for comparison with other investment alternatives. However, a Fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider. Investors should also recognize that in periods of declining interest rates a Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's holdings, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.

         The Institutional Money Market Fund. Yield quotations for the Institutional Money Market Fund, including yield quotations based upon the seven-day period ended on the date of calculation, may also be made available. These yield quotations are based on a hypothetical pre-existing account with a balance of one share. In arriving at any such yield quotations, the net change during the period in the value of that hypothetical account is first determined. Such net change includes net investment income attributable to portfolio securities but excludes realized gains and losses from the sale of securities and unrealized appreciation and depreciation and income other than investment income (which are included in the calculation of Net Asset Value). For this purpose, net investment income includes accrued interest on portfolio securities, plus or minus amortized premiums or purchase discount (including original issue discount), less all accrued expenses. Such net change is then divided by the value of that hypothetical account at the beginning of the period to obtain the base period return, and then the base period return is multiplied by 365/7 to annualize the current yield figure which is carried to at least the nearest hundredth of one percent.

         The effective yield of the Institutional Money Market Fund for the same seven-day period may also be disclosed. The effective yield is obtained by adjusting the current yield to give effect to the compounding nature of the Fund's investments, and is calculated by the use of the following formula:

                                                         365/7
               Effective Yield = (Base Period Return + 1)      - 1

         The Institutional Money Market Fund's yield fluctuates, unlike many bank deposits or other investments which pay a fixed yield for a stated period of time. The annualization of one period's income is not necessarily indicative of future actual yields. Actual yields will depend on such variables as portfolio quality, average portfolio maturity, the type of instruments held in the portfolio, changes in interest rates on money market instruments, portfolio expenses, and other factors.

         PERFORMANCE COMPARISONS

         Performance information for the Funds, may be compared in advertisements, sales literature, and reports to shareholders, to the performance information reported by other investments and to various indices and averages. Such comparisons may be made with, but are not limited to (1) the S&P 500, (2) the Dow Jones Industrial Average ("DJIA"), (3) Lipper Analytical Services, Inc. Mutual Fund Performance Analysis Reports and the Lipper General Equity Funds Average, (4) Money Magazine Fund Watch, (5) Business Week's Mutual Fund Scoreboard, (6) SEI Funds Evaluation Services Equity Fund Report, (7) CDA Mutual Funds Performance Review and CDA Growth Mutual Fund Performance Index,
(8) Value Line Composite Average (geometric), (9) Wilshire Associates indices,
(10) Frank Russell Co. Inc. indices, (11) the Consumer Price Index, published by the U.S. Bureau of Labor Statistics (measurement of inflation), (12) Morningstar, Inc., (13) the Morgan Stanley Capital International ("MSCI") global market indices, including the EAFE(R) (Europe, Australasia, Far East) Index, the EAFE+Canada Index and the International Perspective Index, (14) Lehman Brothers Aggregate Bond Index, and (15) IBC Money Fund Report Average. We may also discuss ratings or rankings received from these entities, accompanied in some cases by an explanation of those ratings or rankings, when applicable. In addition, advertisements may discuss the performance of the indices listed above.

         The performance of each of the Funds also may be compared to other indices or averages that measure performance of a pertinent group of securities. Shareholders should keep in mind that the composition of the investments in the reported averages will not be identical to that of the Fund and that certain formula calculations (e.g., yield) may differ from index to index. In addition, there can be no assurance that any of the Funds will continue its performance as compared to such indices.

         We may also advertise ratings or rankings the Funds receive from various rating services and organizations, including but not limited to any organization listed above.

         ILLUSTRATING COMPOUNDING

         We may illustrate in advertisements, sales literature and reports to shareholders the effects of compounding of earnings on an investment in a Fund. We may do this using a hypothetical investment earning a specified rate of return. To illustrate the effects of compounding, we would show how the total return from an investment of the same dollar amount, earning the same or a different rate of return, varies depending on when the investment was made.

         NET ASSET VALUE

         Charts and graphs using a Fund's NAVs, adjusted NAVs, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund (i.e., assuming reinvestment) and reflects all elements of its return. Unless otherwise indicated, a Fund's adjusted NAVs are not adjusted for sales charges, if any. Currently there are no sales charges.

         MOVING AVERAGES

         We may illustrate a Fund's performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. "Moving Average Activity Indicators" combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

VOTING RIGHTS

         We don't plan to hold annual shareholder meetings. However, we may hold special meetings to elect trustees, change fundamental policies, approve a management agreement, or for other purposes. We will mail proxy materials to shareholders for these meetings, and we encourage shareholders who can't attend to vote by proxy. The number of votes you have on any matter submitted to shareholders depends on the dollar value of your investment in the Funds.

LEGAL MATTERS

         All matters of applicable state law pertaining to the Funds have been passed upon by Charles H. Stamm, Executive Vice President and General Counsel of TIAA and CREF. Legal matters relating to the federal securities laws have been passed upon by Sutherland Asbill & Brennan LLP of Washington, D.C.

EXPERTS

         The financial statements in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as stated in their report appearing herein and have been so included in reliance upon the report of such firm given upon its authority as experts in accounting and auditing.

ADDITIONAL CONSIDERATIONS

         TIAA-CREF Institutional Mutual Funds is part of the TIAA-CREF family of companies. TIAA, founded in 1918, is a non-profit stock life insurance company. Its companion organization, CREF, founded in 1952, is a non-profit corporation registered with the Securities and Exchange Commission as an investment company. Together, through the issuance of fixed and variable annuity contracts, TIAA and CREF form the principal retirement system for the nation's education and research communities and the largest retirement system in the United States based on assets under management.

         Investors should also consider TIAA-CREF Institutional Mutual Funds' expense charges as compared to the expenses of other mutual funds. TIAA-CREF Institutional Mutual Funds' expense charges are currently among the lowest in the industry.

         When deciding how to invest in mutual funds, it's important for investors to determine their investment goals so they can choose the mutual fund(s) whose objective closely matches it. They should also determine their time horizon (i.e., the period of time they plan to keep money invested in the fund). Time horizon affects how much risk an investor may be willing to take. Risk tolerance in turn affects asset allocation decisions. For example, an aggressive investor who is willing to accept a high level of risk in return for potentially greater returns over the long term, probably would invest more heavily in equity funds. To preserve the current value of an investment and avoid losses of principal, an investor might invest more heavily in non-equity funds.

FINANCIAL STATEMENTS

         Financial statements for each Fund appear on the following pages.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholder and Board of Trustees of TIAA-CREF Institutional Mutual Funds

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of TIAA-CREF Institutional Mutual Funds (comprising, respectively, the Institutional International Equity Fund, the Institutional Growth Equity Fund, the Institutional Growth & Income Fund, the Institutional Equity Index Fund, the Institutional Social Choice Equity Fund, the Institutional Bond Fund and the Institutional Money Market Fund) (collectively, the "Funds") as of June 21, 1999. These statements of assets and liabilities are the responsibility of the Funds' management. Our responsibility is to express an opinion on these statements of assets and liabilities based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of assets and liabilities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of assets and liabilities. Our procedures included confirmation of securities owned as of June 21, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statements of assets and liabilities presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statements of assets and liabilities referred to above present fairly, in all material respects, the financial position of TIAA-CREF Institutional Mutual Funds at June 21, 1999, in conformity with generally accepted accounting principles.


                                                  /s/ Ernst & Young LLP


June 25, 1999

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 21, 1999


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Institutional
                             Institutional  Institutional  Institutional  Institutional      Social                    Institutional
                             International      Growth        Growth      Equity Index       Choice     Institutional     Money
                              Equity Fund    Equity Fund   & Income Fund      Fund        Equity Fund     Bond Fund     Market Fund
-----------------------------------------------------------------------------------------------------------------------------------

ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at cost          $44,010,292    $41,552,065    $25,125,526    $25,399,713    $24,926,834    $33,786,875    $27,999,558
Net unrealized appreciation
   of investments                 323,597        554,534        695,505        674,879        770,569         42,009
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value          44,333,889     42,106,599     25,821,031     26,074,592     25,697,403     33,828,884    $27,999,558
Cash                              180,338         13,941          3,069         15,365         87,988         14,718          2,572
Dividends and interest
    receivable                     11,656            718          1,646          2,146          2,968        199,855
Receivable from securities
   transactions                                  199,562        251,174                                    1,990,212
Due from investment manager         5,915          6,189          6,187          6,187          6,186          6,190          6,191
-----------------------------------------------------------------------------------------------------------------------------------
              TOTAL ASSETS     44,531,798     42,327,009     26,083,107     26,098,290     25,794,545     36,039,859     28,008,321
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Payable for securities
    transactions               19,173,677     16,744,747        368,720        399,581                    10,936,439      2,975,699
Accrued expenses                    7,510          7,402          7,406          7,130          7,186          7,234          7,067
Income distribution
    payable                                                                                                                  25,555
-----------------------------------------------------------------------------------------------------------------------------------
         TOTAL LIABILITIES     19,181,187     16,752,149        376,126        406,711          7,186     10,943,673      3,008,321
-----------------------------------------------------------------------------------------------------------------------------------
                NET ASSETS    $25,350,611    $25,574,860    $25,706,981    $25,691,579    $25,787,359    $25,096,186    $25,000,000
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
Net assets consist of:
-----------------------------------------------------------------------------------------------------------------------------------
  Paid-in capital             $25,000,000    $25,000,000    $25,000,000    $25,000,000    $25,000,000    $25,000,000    $25,000,000
Accumulated undistributed
    net investment income          33,151         21,469         17,591         16,700         16,790         26,799
Accumulated net realized
    gain (loss) on
    investments                    (6,137)        (1,143)        (6,115)                                      27,378
Accumulated net unrealized
    appreciation of
    investments                   323,597        554,534        695,505        674,879        770,569         42,009
-----------------------------------------------------------------------------------------------------------------------------------
                NET ASSETS    $25,350,611    $25,574,860    $25,706,981    $25,691,579    $25,787,359    $25,096,186    $25,000,000
===================================================================================================================================

Outstanding shares of
beneficial interest,
unlimited shares
authorized
(.0001 par value)               2,500,000      2,500,000      2,500,000      2,500,000      2,500,000      2,500,000     25,000,000
===================================================================================================================================

Net asset value, offering
and redemption price per
share                              $10.14         $10.23         $10.28         $10.28         $10.31         $10.04          $1.00
===================================================================================================================================


               See notes to statements of assets and liabilities.

                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
                  NOTES TO STATEMENTS OF ASSETS AND LIABILITIES
                                  JUNE 21, 1999

NOTE 1.  ORGANIZATION.

TIAA-CREF Institutional Mutual Funds ("the Funds") is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds currently consist of seven series (each referred to as a "Fund"), each of which commenced operations with an investment by Teachers Insurance and Annuity Association of America ("TIAA") on June 14, 1999. TIAA invested $25,000,000 in each Fund. The Funds intend to offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. ("TPIS"), which is a wholly-owned, indirect subsidiary of TIAA, to certain intermediaries affiliated with TIAA and College Retirement Equities Fund ("CREF"), a companion organization of TIAA, or to other persons, such as state-sponsored tuition savings plans, who have entered into a contract with an intermediary of TIAA-CREF. TPIS is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers Inc.


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES.

The preparation of the statements of assets and liabilities may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds, which are in conformity with generally accepted accounting principles.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Values for money market instruments (other than those in the Institutional Money Market
Fund) with maturities of one year or more are obtained from either one or more of the major market makers or derived from a pricing matrix that has various types of money market instruments along one axis and maturities, ranging from overnight to one year, along the other. This information is derived from one or more financial information services. Money market instruments with maturities less than one year are valued using the amortized cost method. For the Institutional Money Market Fund, securities are valued using the amortized cost method. The amortized cost method initially values securities at original cost and assumes a constant amortization to maturity of any discount or premium.

Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Realized gains and losses are based on the specific identification method for both financial statement and federal income tax purposes. Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as a Fund is informed of the ex-dividend date.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income, if any, for the Institutional International Equity, Institutional Growth Equity, Institutional Equity Index and the Institutional Social Choice Equity Funds are declared and paid annually; for the Institutional Growth & Income Fund are declared and paid quarterly; for the Institutional Bond Fund are declared and paid monthly; and for the Institutional Money Market Fund are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds.

FEDERAL INCOME TAXES: The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, as such, will not be subject to federal income taxes to the extent that they distribute substantially all taxable income each year.

NOTE 3.  MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays Teachers Advisors Inc. ("Advisors"), a wholly-owned, indirect subsidiary of TIAA, a monthly fee for the management of the Fund's assets, based on the average daily net assets of each Fund. Advisors is registered as an investment adviser with the Commission under the Investment Advisers Act of 1940. Advisors has currently waived its right to receive a portion of its fee from each Fund. As a result of this waiver, which will remain in effect until July 1, 2002,

Advisors will receive the following percentages of each Fund's average daily net assets:



                                                                               Investment                  Investment
                                                                             Management Fee              Management Fee
                                                                              Before Waiver    Waiver     After Waiver
-----------------------------------------------------------------------------------------------------------------------
Institutional International Equity Fund                                           0.27%         0.09%         0.18%
Institutional Growth Equity Fund                                                  0.23          0.07          0.16
Institutional Growth & Income Fund                                                0.23          0.07          0.16
Institutional Equity Index Fund                                                   0.18          0.07          0.11
Institutional Social Choice Equity Fund                                           0.19          0.07          0.12
Institutional Bond Fund                                                           0.18          0.05          0.13
Institutional Money Market Fund                                                   0.15          0.05          0.10


Advisors has also entered into an expense reimbursement agreement with the Funds, which will remain in effect until July 1, 2002. Under the terms of the agreement, Advisors has agreed to reimburse the Funds so that the non-investment management expenses of the Funds do not exceed, on an annual basis, 0.06% of the average daily net assets of each of the Funds, with the exception of the Institutional International Equity Fund, where Advisors has agreed to reimburse the Fund so that its non-investment management fee expenses do not exceed, on an annual basis, 0.11% of the Fund's average daily net assets.

NOTE 4.  INVESTMENTS

At June 21, 1999, net unrealized appreciation of investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

                                                               Gross           Gross
                                                             Unrealized      Unrealized    Net Unrealized
                                                            Appreciation    Depreciation    Appreciation
---------------------------------------------------------------------------------------------------------
Institutional International Equity Fund                      $469,536          $145,939       $323,597
Institutional Growth Equity Fund                              720,103           165,569        554,534
Institutional Growth & Income Fund                            923,981           228,476        695,505
Institutional Equity Index Fund                               928,565           253,686        674,879
Institutional Social Choice Equity Fund                       789,598            19,029        770,569


Institutional Bond Fund                                        45,490             3,481         42,009
Institutional Money Market Fund                                   ---               ---            ---


The above amounts are not materially different from such amounts on a federal income tax basis.

                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
       STATEMENT OF INVESTMENTS - INSTITUTIONAL INTERNATIONAL EQUITY FUND
                                  JUNE 21, 1999

                               SUMMARY BY INDUSTRY

                                                                 VALUE             %
                                                            ---------------      -----
 COMMON STOCK
    AMUSEMENT AND RECREATION SERVICES                        $       29,402       0.12%
    APPAREL AND ACCESSORY STORES                                     50,670       0.20
    APPAREL AND OTHER TEXTILE PRODUCTS                                2,594       0.01
    BUILDING MATERIALS AND GARDEN SUPPLIES                           31,150       0.12
    BUSINESS SERVICES                                               860,836       3.40
    CHEMICALS AND ALLIED PRODUCTS                                 2,002,871       7.90
    COMMUNICATIONS                                                3,461,710      13.66
    DEPOSITORY INSTITUTIONS                                       3,042,108      12.00
    EATING AND DRINKING PLACES                                      307,050       1.21
    ELECTRIC, GAS, AND SANITARY SERVICES                            676,025       2.67
    ELECTRONIC AND OTHER ELECTRIC EQUIPMENT                       1,318,562       5.20
    ENGINEERING AND MANAGEMENT SERVICES                               8,457       0.03
    FABRICATED METAL PRODUCTS                                       212,520       0.84
    FOOD AND KINDRED PRODUCTS                                       638,331       2.52
    FOOD STORES                                                     731,600       2.89
    FURNITURE AND FIXTURES                                           14,704       0.06
    GENERAL BUILDING CONTRACTORS                                     11,310       0.04
    GENERAL MERCHANDISE STORES                                      357,015       1.41
    HEAVY CONSTRUCTION, EXCEPT BUILDING                             225,105       0.89
    HOLDING AND OTHER INVESTMENT OFFICES                            140,250       0.55
    HOTELS AND OTHER LODGING PLACES                                  36,788       0.14
    INDUSTRIAL MACHINERY AND EQUIPMENT                              166,019       0.65
    INSTRUMENTS AND RELATED PRODUCTS                                675,483       2.66
    INSURANCE AGENTS, BROKERS AND SERVICE                            72,388       0.29
    INSURANCE CARRIERS                                              954,097       3.76
    LOCAL AND INTERURBAN PASSENGER TRANSIT                           90,305       0.36
    LUMBER AND WOOD PRODUCTS                                         27,071       0.11
    METAL MINING                                                     60,020       0.24
    MISCELLANEOUS RETAIL                                             43,759       0.17
    NONDEPOSITORY INSTITUTIONS                                      301,689       1.19
    OIL AND GAS EXTRACTION                                          225,663       0.89
    PAPER AND ALLIED PRODUCTS                                        40,039       0.16
    PETROLEUM AND COAL PRODUCTS                                     892,628       3.52
    PRIMARY METAL INDUSTRIES                                        882,174       3.48
    PRINTING AND PUBLISHING                                         866,585       3.42
    RAILROAD TRANSPORTATION                                         306,417       1.21
    REAL ESTATE                                                     159,127       0.63
    RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS                        82,523       0.33
    SECURITY AND COMMODITY BROKERS                                  149,275       0.59
    SPECIAL TRADE CONTRACTORS                                        17,427       0.07
    STONE, CLAY, AND GLASS PRODUCTS                                 769,130       3.03
    TOBACCO PRODUCTS                                                 43,459       0.17
    TRANSPORTATION BY AIR                                            92,481       0.36



    TRANSPORTATION EQUIPMENT                                      1,127,075       4.44
    TRANSPORTATION SERVICES                                         474,911       1.87
    TRUCKING AND WAREHOUSING                                         21,007       0.08
    WATER TRANSPORTATION                                             34,079       0.13
                                                           ----------------     ------
   TOTAL COMMON STOCK                                            22,733,889      89.67
                                                           ----------------     ------

     (Cost $    22,410,292)

 SHORT TERM INVESTMENT
    U.S. GOVERNMENT AGENCY                                       21,600,000      85.21
                                                           ----------------     ------

 TOTAL SHORT TERM INVESTMENT                                     21,600,000      85.21
                                                           ----------------     ------

     (Cost $    21,600,000)

 TOTAL PORTFOLIO                                                44,333,889      174.88

     (Cost $    44,010,292)

     OTHER ASSETS & LIABILITIES, NET                            (18,983,278)    (74.88)
                                                           ----------------     ------

 NET ASSETS                                                  $   25,350,611     100.00%
                                                           ================     ======

                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
        STATEMENT OF INVESTMENTS-INSTITUTIONAL INTERNATIONAL EQUITY FUND
                                  JUNE 21, 1999

                               SUMMARY BY COUNTRY

                                                   Value                   %
                                       -----------------------    -------------------

    AUSTRALIA                            $           286,769                 0.64%
    AUSTRIA                                           38,191                 0.09
    BELGIUM                                          193,965                 0.44
    DENMARK                                          103,977                 0.23
    FINLAND                                          247,446                 0.56
    FRANCE                                         1,786,328                 4.03
    GERMANY                                        2,033,993                 4.59
    HONG KONG                                        456,251                 1.03
    IRELAND                                          399,614                 0.90
    ITALY                                            601,632                 1.36
    JAPAN                                          5,161,184                11.64
    NETHERLANDS                                    1,680,864                 3.79
    NEW ZEALAND                                       21,157                 0.05
    NORWAY                                            66,457                 0.15
    PORTUGAL                                          77,150                 0.17
    SINGAPORE                                        167,020                 0.38
    SPAIN                                            495,365                 1.12
    SWEDEN                                           680,405                 1.53
    SWITZERLAND                                    1,115,983                 2.52
    UNITED KINGDOM                                 7,120,138                16.06
                                       -----------------------    -------------------
   TOTAL FOREIGN                                  22,733,889                51.28

   TOTAL SHORT TERM                               21,600,000                48.72
                                       -----------------------    -------------------
   TOTAL PORTFOLIO                       $        44,333,889               100.00%
                                       =======================    ===================

                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
       STATEMENT OF INVESTMENTS - INSTITUTIONAL INTERNATIONAL EQUITY FUND
                                  JUNE 21, 1999



   SHARES                                                                                                             VALUE
 -------------                                                                                                   --------------
                       COMMON STOCK - 89.67%
                        AMUSEMENT AND RECREATION SERVICES - 0.12%
        1,600                GRANADA GROUP LTD (CLASS A)                                                          $      29,402
                                                                                                                ---------------

                        APPAREL AND ACCESSORY STORES - 0.20%
        1,950                HENNES & MAURITZ AB SERIES B                                                                50,670
                                                                                                                ---------------

                        APPAREL AND OTHER TEXTILE PRODUCTS - 0.01%
        1,000                GUNZE LTD                                                                                    2,594
                                                                                                                ---------------

                        BUILDING MATERIALS AND GARDEN SUPPLIES - 0.12%

          900                CRH PLC                                                                                     16,668
        1,800                WOLSELEY PLC                                                                                14,482
                                                                                                                ---------------
                                                                                                                         31,150
                                                                                                                ---------------

                        BUSINESS SERVICES - 3.40%
          200              * CAP GEMINI S.A.                                                                             30,314
          200                GETRONICS NV                                                                                 7,748
       34,800              * HAYS PLC                                                                                   380,770
       23,800              * LOGICA PLC                                                                                 244,549
        1,000              * MEITEC CORP                                                                                 32,329
        5,000                RENTOKIL INITIAL PLC                                                                        20,748
        3,700                RUETERS GROUP PLC                                                                           53,049
          200                SAP AG.                                                                                     71,503
        3,000                TOKYU CORP                                                                                   7,709
        4,000                WHARF HOLDINGS LTD                                                                          12,117
                                                                                                                ---------------
                                                                                                                        860,836
                                                                                                                ---------------

                        CHEMICALS AND ALLIED PRODUCTS - 7.90%

          500                AKZO NOBEL NV                                                                               21,306
        5,000                ASAHI CHEMICAL INDUSTRY CO LTD                                                              30,078
        3,200              * ASTRAZENECA PLC                                                                            128,983
        1,300                BASF AG.                                                                                    56,604


        1,600                BAYER AG.                                                                                   66,860
          200                BEIERSDORF AG.                                                                              13,516
        1,000              * BOC GROUP PLC                                                                               20,026
        4,200                ELAN CORP PLC ADR                                                                          121,012
        6,400                GLAXO WELLCOME PLC                                                                         183,115
        1,400                IMPERIAL CHEMICAL INDUSTRY PLC                                                              13,652
        1,000                KANEKA CORP                                                                                  8,986
        1,000                KANSAI PAINT CO LTD                                                                          3,061
        5,000                KAO CORP                                                                                   140,365
        1,000                KUREHA CHEMICAL INDUSTRY CO LTD                                                              2,733
          100                L'AIR LIQUIDE                                                                               15,415
          100                LOREAL S.A.                                                                                 63,145
        2,000                MITSUBISHI CHEMICAL CORP                                                                     6,891
          130                NOVARTIS AG. (REGD)                                                                        203,632
          300                NOVO NORDISK AS (CLASS B)                                                                   31,234
          900                RHONE-POULENC S.A. (CLASS A)                                                                40,041
           34                ROCHE HOLDINGS AG. (GENUSSCHEINE)                                                          373,662
        1,900              * SANOFI-SYNTHELABO S.A.                                                                      76,514
          100                SCHERING AG.                                                                                10,895
       13,000                SEKISUI CHEMICAL CO LTD                                                                     78,948
        2,000                SHOWA DENKO K.K.                                                                             2,700
       10,600                SMITHKLINE BEECHAM/BECKMAN LTD                                                             146,764
          100                SOLVAY ET CIE S.A.                                                                           6,861
        5,000                SUMITOMO CHEMICAL CO LTD                                                                    24,144
        2,000                TAKEDA CHEMICAL INDUSTRIES LTD                                                              92,485
        2,000                TORAY INDUSTRIES, INC                                                                       10,607
          200                UCB S.A.                                                                                     8,636
                                                                                                                ---------------
                                                                                                                      2,002,871
                                                                                                                ---------------

                        COMMUNICATIONS - 13.66%
          400                ALCATEL                                                                                     52,910
        2,400                BRITISH SKY BROADCASTING GROUP PLC                                                          22,641
       19,978                BRITISH TELECOMMUNICATIONS PLC                                                             350,636
       14,600              * CABLE & WIRELESS PLC                                                                       189,867
        4,500                DEUTSCHE TELEKOM AG.                                                                       204,759
       15,900                ERICSSON TELEFON (LM) AB SERIES B                                                          533,898
        1,700                FRANCE TELECOM S.A.                                                                        133,834
       22,000                HONG KONG TELECOMMUNICATIONS LTD                                                            58,703
          800                KONINKLIJKE KPN NV                                                                          39,538
        2,000                MEDIASET S.P.A.                                                                             17,230
           39                NIPPON TELEGRAPH & TELEPHONE CORP                                                          411,767
            4              * NTT MOBILE COMMUNICATIONS                                                                  240,299
          400                PORTUGAL TELECOM S.A.                                                                       16,999
       12,000                SINGAPORE TELECOMMUNICATIONS LTD                                                            21,351
          700              * SONERA GROUP OYJ                                                                            15,564
          100              * SWISSCOM AG. (REGD)                                                                         37,948
       15,920                TELECOM ITALIA MOBILE S.P.A.                                                                97,571
          700                TELE DANMARK AS                                                                             35,371
        4,000                TELECOM CORP OF NEW ZEALAND                                                                 16,887
        8,800                TELECOM ITALIA                                                                              88,800
        2,300                TELEFONICA DE ESPANA S.A.                                                                  114,147
        9,000              * TELSTRA CORP                                                                                47,571
       33,600                VODAFONE GROUP PLC                                                                         713,419


                                                                                                                ---------------
                                                                                                                      3,461,710
                                                                                                                ---------------

                        DEPOSITORY INSTITUTIONS - 12.00%
        3,000              * ABBEY NATIONAL PLC                                                                          63,079
        2,400              * ABN-AMRO HOLDINGS NV                                                                        53,735
        2,000              * ALLIED IRISH BANK PLC                                                                       28,064
          800                ARGENTARIA, CAJA POSTAL Y BCO HIPOTECA                                                      18,985
        7,000                ASAHI BANK LTD                                                                              34,260
        3,000              * BANCA COMMERCIALE ITALIANA S.P.A.                                                           22,132
        4,100              * BANCA INTESA S.P.A.                                                                         19,924
        3,400                BANCO BILBAO VIZCAYA S.A. (REGD)                                                            50,060
          400                BANCO COMERCIAL PORTUGUES S.A. (REGD)                                                       10,371
          200                BANCO ESPIRITO SANTO E COMERCIAL                                                             4,513
        6,600                BANCO SANTANDER CENTRAL HISPANO S.A.                                                        70,550
          300              * BANK AUSTRIA AG.                                                                            15,461
        2,000                BANK OF EAST ASIA LTD                                                                        5,194
       31,000                BANK OF TOKYO MITSUBISHI LTD                                                               440,462
        3,000                BANK OF YOKOHAMA LTD                                                                         7,955
          500              * BANQUE NATIONALE DE PARIS                                                                   42,819
       11,500              * BARCLAYS PLC                                                                               366,994
          800              * BAYERISCHE HYPO-UND VEREINSBANK AG.                                                         48,122
          200                BPI-SGPS S.A. (REGD)                                                                         4,529
        1,000              * CHRISTIANIA BANK OG KREDITKASSE                                                              3,746
          500                CREDIT SUISSE GROUP (REGD)                                                                  92,122
          200              * DEN DANSKE BANK AF 1871                                                                     21,544
        2,000                DEN NORSKE BANK ASA                                                                          6,830
        1,300                DEUTSCHE BANK AG.                                                                           76,455
        1,000                DEVELOPMENT BANK OF SINGAPORE LTD (FR)                                                      11,003
          800              * DRESDNER BANK AG.                                                                           30,293
        1,000              * FORENINGSSPARBANKEN AB                                                                      14,178
       10,000                FUJI BANK LTD                                                                               71,942
        2,000                HANG SENG BANK LTD                                                                          23,589
        1,000                HIGO FAMILY BANK LTD                                                                         4,255
        2,000              * HOKURIKU BANK LTD                                                                            3,895
        5,100                HSBC HOLDINGS PLC                                                                          198,040
        7,000                INDUSTRIAL BANK OF JAPAN LTD                                                                53,740
        1,000                JOYO BANK                                                                                    3,977
          800              * KBC BANCASSURANCE HOLDINGS NV                                                               50,805
        8,600              * LLOYDS TSB GROUP PLC                                                                       125,692
        1,400              * MERITA LTD                                                                                   8,147
        3,000                MITSUBISHI TRUST & BANKING CORP                                                             30,053
        2,000                MITSUI TRUST & BANKING CO LTD                                                                3,306
        2,000                NATIONAL AUSTRALIA BANK LTD                                                                 33,891
        2,000                OVERSEAS-CHINESE BANKING CORP LTD (FR)                                                      17,324
          300              * PARIBAS S.A.                                                                                34,204
        1,400              * ROYAL BANK OF SCOTLAND PLC                                                                  31,636
       12,000                SAKURA BANK LTD                                                                             45,375
        2,300              * SAN PAOLO-IMI S.P.A.                                                                        32,155
       10,000                SANWA BANK LTD                                                                             103,944
        1,000                SHIZUOKA BANK LTD                                                                           10,484
        1,000                SKANDINAVISKA ENSKILDA BANKEN SERIES A                                                      12,399
          200              * SOCIETE GENERALE S.A.                                                                       36,339
       24,000                SUMITOMO BANK LTD                                                                          306,431


        1,000                SVENSKA HANDELSBANKEN SERIES A                                                              12,102
        5,000                TOKAI BANK LTD                                                                              29,791
          400              * UBS AG. (REGD)                                                                             126,450
        8,100              * UNCREDITO ITALIANO S.P.A.                                                                   36,020
          100              * UNI BANKDANMARK AS (CLASS A)                                                                 6,871
        1,000                UNITED OVERSEAS BANK LTD (FR)                                                                6,847
        3,000                WESTPAC BANKING CORP                                                                        19,024
                                                                                                                ---------------
                                                                                                                      3,042,108
                                                                                                                ---------------

                        EATING AND DRINKING PLACES - 1.21%
       20,600                COMPASS GROUP PLC                                                                          224,908
        7,400                DIAGEO PLC (CLASS A)                                                                        82,142
                                                                                                                ---------------
                                                                                                                        307,050
                                                                                                                ---------------

                        ELECTRIC, GAS, AND SANITARY SERVICES - 2.67%
          100                AGUAS DE BARCELONA S.A.                                                                      5,277
        4,000                CLP HOLDINGS LTD                                                                            19,799
        1,100                EDISON S.P.A.                                                                                9,942
          100                ELECTRABEL NV                                                                               32,418
        1,400                ELECTRICIDADE DE PORTUGAL S.A.                                                              24,542
        1,600                ENDESA S.A.                                                                                 34,288
          200                GAS NATURAL SDG S.A.                                                                        15,053
        8,000                HONG KONG & CHINA GAS CO LTD                                                                11,859
        1,500                IBERDROLA S.A.                                                                              21,961
        1,200                ITALGAS S.P.A.                                                                               5,212
        2,000                KANSAI ELECTRIC POWER CO, INC                                                               39,040
        3,900                NATIONAL GRID GROUP PLC                                                                     28,190
        5,000                OSAKA GAS CO LTD                                                                            17,105
          100                OESTERREICHISCHE ELEKTRIZITAETSWIRSCHAFTS AG.                                               13,609
        1,100                RHEIN-WESTFALEN ELECTRIC AG. (STAMM)                                                        47,782
        2,100                SCOTTISH & SOUTHERN ENERGY PLC                                                              20,994
        1,400                SCOTTISH POWER PLC                                                                          12,674
          300                LYONNAISE DES EAUX S.A.                                                                     51,909
        1,000                TOHOKU ELECTRIC POWER CO, INC                                                               15,477
        3,000                TOKYO ELECTRIC POWER CO, INC                                                                63,962
        1,000                TOKYO GAS CO LTD                                                                             2,479
          100                TRACTEBEL NV                                                                                14,135
          600              * UNION ELECTRICA FENOSA S.A.                                                                  7,757
        2,000                UNITED UTILITIES PLC                                                                        24,216
        1,100                VEBA AG.                                                                                    62,196
          900                VIVENDI S.A.                                                                                74,149
                                                                                                                ---------------
                                                                                                                        676,025
                                                                                                                ---------------

                        ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.20%
        1,000                ABB AB SERIES A                                                                             14,297
        1,000                BROTHERS INDUSTRIES LTD                                                                      3,601
        5,000                FUJITSU LTD                                                                                 98,829
        4,100                GENERAL ELECTRIC CO  (U.K.)                                                                 42,453
       10,000                HITACHI LTD                                                                                 87,657


       40,000                JOHNSON ELECTRIC HOLDINGS LTD                                                              161,390
          600              * KONINKLIJKE PHILIPS ELECTRONICS NV                                                          57,574
        5,000                MATSUSHITA ELECTRIC INDUSTRIAL CO LTD                                                      101,489
        3,000              * MITSUBISHI ELECTRIC CORP                                                                    10,631
        2,000                MURATA MANUFACTURING CO LTD                                                                131,772
        3,000                NIPPON ELECTRIC CORP                                                                        35,357
        2,400              * NOKIA OYJ                                                                                  210,733
        4,000                SANYO ELECTRIC CO LTD                                                                       16,205
        2,800              * SGS-THOMSON MICROELECTRONICS NV                                                            190,242
        3,000                SHARP CORP                                                                                  36,609
        1,000                SUMITOMO ELECTRIC INDUSTRIES CO                                                             11,294
       16,000                TOSHIBA CORP                                                                               108,429
                                                                                                                ---------------
                                                                                                                      1,318,562
                                                                                                                ---------------

                        ENGINEERING AND MANAGEMENT SERVICES - 0.03%
        2,000              * SEMBCORP INDUSTRIES LTD                                                                      2,809
        5,000              * SINGAPORE TECHNOLOGIES ENGINEERING LTD                                                       5,648
                                                                                                                ---------------
                                                                                                                          8,457
                                                                                                                ---------------

                        FABRICATED METAL PRODUCTS - 0.84%
          700                GKN PLC                                                                                     12,407
       50,000              * MITSUBISHI HEAVY INDUSTRIES LTD                                                            200,113
                                                                                                                ---------------
                                                                                                                        212,520
                                                                                                                ---------------

                        FOOD AND KINDRED PRODUCTS - 2.52%
        2,000                AJINOMOTO CO LTD                                                                            23,244
        2,300                BASS PLC                                                                                    35,221
        4,000                CADBURY SCHWEPPES LTD                                                                       26,358
          100                CARLSBERG BREWERIES AS (CLASS A)                                                             4,164
        1,000                COCA COLA AMATIL LTD                                                                         4,449
          100                DANISCO AS                                                                                   4,789
          100                DANONE GROUP                                                                                27,239
        3,000                FOSTERS BREWING GROUP LTD                                                                    8,212
          500                HEINEKEN NV                                                                                 27,342
          400                KERRY GROUP (CLASS A)                                                                        4,952
        2,000                KIRIN BREWERY CO LTD                                                                        26,141
          200                LVMH MOET HENNESSY LOUIS VUITTON                                                            58,812
          200                LVMH MOET HENNESSY LOUIS VUITTON RTS                                                         5,901
           96                NESTLE S.A. (REGD)                                                                         181,529
        1,000                ORKLA AS SERIES A                                                                           16,311
        1,000                SOUTHCORP LTD                                                                                4,008
        1,600                UNIGATE PLC                                                                                 10,143
        3,800                UNILEVER LTD                                                                                36,181
          900                UNILEVER NV CERT                                                                            63,795
       38,000              * WANT WANT HOLDINGS                                                                          69,540
                                                                                                                ---------------
                                                                                                                        638,331
                                                                                                                ---------------


                        FOOD STORES - 2.89%
          400                CARREFOUR SUPERMARCHE S.A.                                                                  55,510
          100              * CASINO GUICHARD-PERRACHON S.A.                                                               9,590
          100              * DELHAIZE FRERES NV                                                                           8,718
          200              * JERONIMO MARTINS SGPS S.A.                                                                   6,686
       12,140                KONINKLIJKE AHOLD NV                                                                       425,257
        3,700                SAFEWAY PLC                                                                                 15,001
        1,700                SAINSBURY (J) PLC                                                                           10,426
       71,600                TESCO PLC                                                                                  197,134
        1,000              * WOOLWORTHS LTD                                                                               3,278
                                                                                                                ---------------
                                                                                                                        731,600
                                                                                                                ---------------

                        FURNITURE AND FIXTURES - 0.06%
        5,000              * OLIVETTI GROUP S.P.A.                                                                       13,413
        5,000              * OLIVETTI S.P.A. RTS                                                                          1,291
                                                                                                                ---------------
                                                                                                                         14,704
                                                                                                                ---------------

                        GENERAL BUILDING CONTRACTORS - 0.04%
        1,000                OBAYASHI CORP                                                                                5,139
        1,000                SHIMIZU CORP                                                                                 3,863
        1,000                TAISEI CORP                                                                                  2,308
                                                                                                                ---------------
                                                                                                                         11,310
                                                                                                                ---------------

                        GENERAL MERCHANDISE STORES - 1.41%
        2,000                COLES MYER LTD                                                                              11,288
          200                HAGEMEYER NV                                                                                 6,386
        2,500                KINGFISHER PLC                                                                              29,734
        3,200                MARKS & SPENCER PLC                                                                         18,357
        1,000                MITSUKOSHI LTD                                                                               4,485
        1,000                MYCAL CORP                                                                                   6,171
          200                PINAULT-PRINTEMPS-REDOUTE S.A.                                                              32,192
        1,000              * RYOHIN KEIKAKU CO LTD                                                                      248,402
                                                                                                                ---------------
                                                                                                                        357,015
                                                                                                                ---------------

                        HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.89%
          400                AUTOPISTAS CONCESIONARIA ESPANOLA S.A.                                                       4,936
          100                BRISA-AUTO ESTRADAS DE PORTUGAL S.A.                                                         4,245
          400                DRAGADOS Y CONSTRUCCIONES S.A.                                                               4,704
          100                FOMENTO CONSTRUCCIONES Y CONTRATAS S.A.                                                      5,886
          800                GROUPE GTM                                                                                  93,191
        4,600              * GRUPO FERROVIAL                                                                            104,892
        2,000                KAJIMA CORP                                                                                  7,251
                                                                                                                ---------------
                                                                                                                        225,105
                                                                                                                ---------------


                        HOLDING AND OTHER INVESTMENT OFFICES - 0.55%


        4,700              * ALLIED ZURICH PLC                                                                           60,077
        6,000                HUTCHINSON WHAMPOA LTD                                                                      56,267
          900                LAND SECURITIES PLC                                                                         12,639
        1,000                SUMITOMO CORP                                                                                7,227
        2,000              * WESTFIELD TRUST (UNITS)                                                                      4,040
                                                                                                                ---------------
                                                                                                                        140,250
                                                                                                                ---------------

                        HOTELS AND OTHER LODGING PLACES - 0.14%
          100              * ACCOR S.A.                                                                                  25,113
        2,700              * HILTON GROUP PLC                                                                            11,675
                                                                                                                ---------------
                                                                                                                         36,788
                                                                                                                ---------------

                        INDUSTRIAL MACHINERY AND EQUIPMENT - 0.65%
        1,000                KEPPEL CORP                                                                                  3,160
       12,000                KOMATSU LTD                                                                                 78,572
        2,000                KUBOTA CORP                                                                                  5,663
          400              * NIDEC CORP                                                                                  60,304
        1,000                NSK LTD                                                                                      5,753
          100                SIDEL S.A.                                                                                  12,567
                                                                                                                ---------------
                                                                                                                        166,019
                                                                                                                ---------------

                        INSTRUMENTS AND RELATED PRODUCTS - 2.66%
        1,000                CANON, INC                                                                                  28,400
      117,200              * INVENSYS PLC                                                                               614,214
          200                KEYENCE CORP                                                                                32,869
                                                                                                                ---------------
                                                                                                                        675,483
                                                                                                                ---------------

                        INSURANCE AGENTS, BROKERS AND SERVICE - 0.29%
        2,200              * FORTIS B                                                                                    72,388
                                                                                                                ---------------

                        INSURANCE CARRIERS - 3.76%
        3,400                AEGON NV                                                                                   277,490
          500                ALLIANZ AG. (REGD)                                                                         144,193
        2,000              * AMP LTD                                                                                     20,984
        2,000                ASSICURAZIONI GENERALI S.P.A.                                                               71,916
          800                AXA                                                                                         98,804
        1,500                CGU PLC                                                                                     22,613
        2,000              * COLONIAL LTD                                                                                 6,973
        6,600                INSTITUTO NAZIONALE DELLE ASSICURAZION                                                      15,730
        1,000                MITSUI TAISHO MARINE & FIRE CO LTD                                                           4,976
          300                MUENCHENER RUECKVER AG. (REGD)                                                              58,409
        1,000                NICHIDO FIRE & MARINE INSURANCE CO LTD                                                       5,336
        1,000                NIPPON FIRE & MARINE INSURANCE CO LTD                                                        3,355
        4,200                PRUDENTIAL CORP PLC                                                                         58,685
        1,000                RAS S.P.A.                                                                                   9,956
        1,500                ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                    12,865


        1,000                SKANDIA FORSAKRINGS AB                                                                      18,450
           20              * SWISS REINSURANCE                                                                           39,486
        3,000                TOKIO MARINE & FIRE INSURANCE CO LTD                                                        34,841
           82              * ZURICH ALLIED AG.                                                                           49,035
                                                                                                                ---------------
                                                                                                                        954,097
                                                                                                                ---------------

                        LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.36%
           13                EAST JAPAN RAILWAY CO                                                                       73,203
        4,500                STAGECOACH HOLDINGS PLC                                                                     17,102
                                                                                                                 ---------------
                                                                                                                         90,305
                                                                                                                ---------------

                        LUMBER AND WOOD PRODUCTS - 0.11%
        4,000                CARTER HOLT HARVEY LTD                                                                       4,269
        2,000              * SEKISUI HOUSE LTD                                                                           22,802
                                                                                                                ---------------
                                                                                                                         27,071
                                                                                                                ---------------

                        METAL MINING - 0.24%
           10              * ALUSUISSE LONZA HOLDINGS AG. (REGD)                                                         12,114
        3,000                MITSUBISHI MATERIALS CORP                                                                    6,997
        1,000                MITSUI MINING & SMELTING CO LTD                                                              5,041
        2,000                NIPPON LIGHT METAL CO LTD                                                                    3,110
        1,000                NORTH LTD                                                                                    2,000
        1,400                RIO TINTO PLC (REGD)                                                                        22,638
        2,000                WMC LTD                                                                                      8,120
                                                                                                                ---------------
                                                                                                                         60,020
                                                                                                                ---------------

                        MISCELLANEOUS RETAIL - 0.17%
        1,400                BOOTS CO LTD                                                                                17,195
        2,400                GREAT UNIVERSAL STORES PLC                                                                  26,564
                                                                                                                ---------------
                                                                                                                         43,759
                                                                                                                ---------------

                        NONDEPOSITORY INSTITUTIONS - 1.19%
        3,900                HALIFAX PLC                                                                                 50,872
        1,600                ING GROEP NV                                                                                88,734
          600                IRISH LIFE AND PERMANENT PLC                                                                 6,871
        1,000                MEDIOBANCA S.P.A.                                                                           11,091
          600                SCHROEDERS LTD                                                                              13,168
          200                SHOHKOH FUND & CO                                                                          130,953
                                                                                                                ---------------
                                                                                                                        301,689
                                                                                                                ---------------

                        OIL AND GAS EXTRACTION - 0.89%
        3,400                IHC CALAND NV                                                                              136,991
          100                OMV AKTIENGESELLS AG.                                                                        9,121

\

          600                TOTAL FINA S.A.                                                                             79,551
                                                                                                                ---------------
                                                                                                                        225,663
                                                                                                                ---------------

                        PAPER AND ALLIED PRODUCTS - 0.16%
        1,000                AMCOR LTD                                                                                    5,624
        2,500              * JEFFERSON SMURFIT GROUP PLC                                                                  6,577
        2,000                MITSUBISHI PAPER MILLS LTD                                                                   3,732
        1,000                NIPPON PAPER INDUSTRIES CO                                                                   5,107
        1,000                OJI PAPER CO LTD                                                                             5,999
          400                UPM-KYMMENE OY                                                                              13,000
                                                                                                                ---------------

                                                                                                                         40,039
                                                                                                                ---------------

                        PETROLEUM AND COAL PRODUCTS - 3.52%

        9,000                BG PLC                                                                                      54,843
       16,300              * BP AMOCO PLC                                                                               302,896
        3,000                BROKEN HILL PROPRIETARY CO LTD                                                              34,373
        2,000                COSMO OIL CO LTD                                                                             3,863
          500                ELF AQUITANE S.A.                                                                           76,868
       16,600                ENTE NAZIONALE IDROCARBURI S.P.A.                                                          104,479
        3,000              * NIPPON MITSUBISHI OIL CO                                                                    12,031
        1,000                NORSK HYDRO AS                                                                              39,568
        1,500                REPSOL S.A.                                                                                 30,938
        3,800                ROYAL DUTCH PETROLEUM CO                                                                   229,367
        1,000                SANTOS LTD                                                                                   3,402
                                                                                                                ---------------
                                                                                                                        892,628
                                                                                                                ---------------

                        PRIMARY METAL INDUSTRIES - 3.48%
        1,000                DAIDO STEEL CO LTD                                                                           1,677
        4,000                KAWASAKI STEEL CORP                                                                          7,955
        4,200                MANNESMANN AG.                                                                             648,730
       17,000                NIPPON STEEL CORP                                                                           40,628
        9,000                NKK CORP                                                                                     7,587
        2,700                PREUSSAG AKTIEGESELLSCHAFT AG.                                                             151,410
        7,000                SUMITOMO METAL INDUSTRIES LTD                                                                9,453
          700              * THYSSEN KRUPP AG.                                                                           14,734
                                                                                                                ---------------
                                                                                                                        882,174
                                                                                                                ---------------

                        PRINTING AND PUBLISHING - 3.42%
        2,000                DAI NIPPON PRINTING CO LTD                                                                  32,640
       16,300              * ELSEVIER UTIGEVERSMIJ NV                                                                   202,659
        6,000                NEWS CORP LTD                                                                               52,538
       24,800                PEARSON PLC                                                                                521,849
        1,700              * REED INTERNATIONAL PLC                                                                      12,058
        2,000                TOPPAN PRINTING CO LTD                                                                      22,916
          500                WOLTERS KLUWER NV                                                                           21,925
                                                                                                                ---------------
                                                                                                                        866,585


                        RAILROAD TRANSPORTATION - 1.21%
        1,000                KEIHIN ELECTRIC EXPRESS RAILWAY                                                              3,412
        2,000                KINKI NIPPON RAILWAY CO LTD                                                                  9,903
        1,000                NANKAI ELECTRIC RAILWAY CO                                                                   4,657
        1,000                NIPPON EXPRESS CO LTD                                                                        6,285
        1,000                ODAKYU ELECTRIC RAILWAY CO LTD                                                               3,388
       13,100                RAILTRACK GROUP PLC                                                                        278,772
                                                                                                                ---------------

                                                                                                                        306,417
                                                                                                                ---------------

                        REAL ESTATE - 0.63%
        4,000                CHEUNG KONG HOLDINGS LTD                                                                    36,867
        1,000                CITY DEVELOPMENT LTD                                                                         6,906
        2,000                DBS LAND LTD                                                                                 3,933
        3,000                GENERAL PROPERTY TRUST                                                                       5,044
        2,000                HANG LUNG DEVELOPMENT CO LTD                                                                 2,526
        3,000                MITSUBISHI ESTATE CO LTD                                                                    29,832
        3,000                MITSUI FUDOSAN CO LTD                                                                       26,002
        2,000                NEW WORLD DEVELOPMENT CO LTD                                                                 6,097
        8,000                SINO LAND CO                                                                                 5,053
        4,000                SUN HUNG KAI PROPERTIES LTD                                                                 36,867
                                                                                                                ---------------
                                                                                                                        159,127
                                                                                                                ---------------

                        RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.33%
        2,000                BRIDGESTONE CORP                                                                            60,566
          300                MICHELIN S.A. (CLASS B)                                                                     12,458
        3,300                PIRELLI S.P.A.                                                                               9,499
                                                                                                                ---------------

                                                                                                                         82,523
                                                                                                                ---------------

                        SECURITY AND COMMODITY BROKERS - 0.59%
        4,000                DAIWA SECURITIES GROUP, INC                                                                 25,797
        3,000                ITOCHU CORP                                                                                  7,611
        4,000                MARUBENI CORP                                                                                8,741
        4,000                MITSUBISHI CORP                                                                             27,794
        3,000                MITSUI & CO LTD                                                                             20,526
        5,000                NOMURA SECURITIES CO LTD                                                                    58,806
                                                                                                                ---------------
                                                                                                                        149,275
                                                                                                                ---------------

                        SPECIAL TRADE CONTRACTORS - 0.07%
          300              * SCHNEIDER ELECTRIC S.A.                                                                     17,427
                                                                                                                ---------------

                        STONE, CLAY, AND GLASS PRODUCTS - 3.03%
        2,000                ASAHI GLASS CO LTD                                                                          13,897
        2,000                BORAL LTD                                                                                    3,389
          200                CIMENTOS DE PORTUGAL                                                                         5,262


       11,600                CRH PLC                                                                                    215,466
        2,000                CSR LTD                                                                                      5,996
       29,700                HANSON PLC                                                                                 297,867
          300              * ITALCEMENTI S.P.A.                                                                           4,054
          200                LAFARGE S.A. (BR)                                                                           19,521
        1,000                PIONEER INTERNATIONAL LTD                                                                    2,554
        1,200                ST. GOBAIN S.A.                                                                            199,095
        1,000                SUMITOMO OSAKA CEMENT CO LTD                                                                 2,029
                                                                                                                ---------------
                                                                                                                        769,130
                                                                                                                ---------------

                        TOBACCO PRODUCTS - 0.17%
        3,900                BRITISH AMERICAN TOBACCO PLC                                                                37,535
          300                TABACALERA S.A. SERIES A (REGD)                                                              5,924
                                                                                                                ---------------
                                                                                                                         43,459
                                                                                                                ---------------

                        TRANSPORTATION BY AIR - 0.36%
        2,600              * ALITALIA S.P.A.                                                                              6,894
        2,100                BRITISH AIRPORT AUTHORITIES PLC                                                             22,011
        6,000                CATHAY PACIFIC AIRWAYS LTD                                                                   9,783
          800                DEUTSCHE LUFTHANSA AG. (REGD)                                                               15,394
        3,000              * JAPAN AIRLINES CO LTD                                                                        9,772
        2,000                SINGAPORE INTERNATIONAL AIRLINES LTD (FR)                                                   18,495
        2,000                SWIRE PACIFIC LTD (CLASS A)                                                                 10,132
                                                                                                                ---------------
                                                                                                                         92,481
                                                                                                                ---------------

                        TRANSPORTATION EQUIPMENT - 4.44%
        2,100                BRITISH AEROSPACE PLC                                                                       13,663
        2,000              * DAIMLERCHRYSLER AG.                                                                        178,913
        2,000                DENSO CORP                                                                                  37,812
        7,700                FIAT S.P.A.                                                                                 24,311
        2,000                HONDA MOTOR CO LTD                                                                          87,575
        2,000              * MITSUI ENGINEERING & SHIP BUILDING CO LTD                                                    2,177
       38,000                NISSAN MOTOR CO LTD                                                                        180,077
        1,000                ORIENT CORP                                                                                  2,962
          100                PEUGEOT S.A.                                                                                15,941
        2,400              * RENAULT S.A.                                                                               104,698
        3,200                ROLLS ROYCE LTD                                                                             14,574
        1,100                SIEMENS AG.                                                                                 84,896
        1,900                TI GROUP PLC                                                                                13,869
       10,000                TOYOTA MOTOR CORP                                                                          292,883
          700                VOLKSWAGEN AG.                                                                              48,318
          850                VOLVO AB SERIES B FREE                                                                      24,406
                                                                                                                ---------------
                                                                                                                      1,127,075
                                                                                                                ---------------

                        TRANSPORTATION SERVICES - 1.87%
       58,800                AIRTOURS PLC                                                                               474,911
                                                                                                                ---------------



                        TRUCKING AND WAREHOUSING - 0.08%
          800                TNT POST GROUP NV                                                                           21,007
                                                                                                                ---------------

                        WATER TRANSPORTATION - 0.13%
        2,000                MITSUI OSK LINES LTD                                                                         4,485
        3,000                NIPPON YUSEN KABUSHIKI KAISHA                                                               11,859
        1,100                PENINSULAR & ORIENTAL STEAM NAVIGATION CO                                                   17,735
                                                                                                                ---------------
                                                                                                                         34,079
                                                                                                                ---------------

                        TOTAL COMMON STOCK                                                                           22,733,889
                          (Cost $    22,410,292)                                                               ----------------

                                                                                                  MATURITY
   PRINCIPAL                                                                      RATE              DATE
 -------------                                                                   ------           --------

                       SHORT TERM INVESTMENT - 85.21%
                        U.S. GOVERNMENT AGENCY - 85.21%

                      FEDERAL HOME LOAN BANK

  $ 21,600,000                                                                     4.550%          06/22/99          21,600,000
                                                                                                                ---------------

                       TOTAL SHORT TERM INVESTMENT                                                                   21,600,000
                         (Cost $    21,600,000)                                                                ----------------

                       TOTAL PORTFOLIO                                                                             $ 44,333,889
                         (Cost $    44,010,292)                                                                ================

----------------
* Non-income producing

                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
           STATEMENT OF INVESTMENTS - INSTITUTIONAL GROWTH EQUITY FUND
                                  JUNE 21, 1999

                                  SUMMARY BY INDUSTRY

                                                                             VALUE           %
                                                                        ---------------    -----
 COMMON STOCK
    AMUSEMENT AND RECREATION SERVICES                                     $     652,491     2.55%
    APPAREL AND ACCESSORY STORES                                                 76,448     0.30
    APPAREL AND OTHER TEXTILE PRODUCTS                                            9,492     0.04
    AUTOMOTIVE DEALERS AND SERVICE STATIONS                                      10,956     0.04
    BUILDING MATERIALS AND GARDEN SUPPLIES                                      163,937     0.64
    BUSINESS SERVICES                                                         3,456,215    13.51
    CHEMICALS AND ALLIED PRODUCTS                                             3,695,997    14.45
    COMMUNICATIONS                                                            4,250,356    16.62
    DEPOSITORY INSTITUTIONS                                                     193,499     0.76
    EATING AND DRINKING PLACES                                                   86,282     0.34
    EDUCATIONAL SERVICES                                                          3,993     0.02
    ELECTRIC, GAS, AND SANITARY SERVICES                                        809,193     3.16
    ELECTRONIC AND OTHER ELECTRIC EQUIPMENT                                   3,007,987    11.76
    ENGINEERING AND MANAGEMENT SERVICES                                          22,266     0.09
    FABRICATED METAL PRODUCTS                                                   108,024     0.42
    FOOD AND KINDRED PRODUCTS                                                   480,450     1.88
    FOOD STORES                                                                 296,509     1.16
    FURNITURE AND FIXTURES                                                       10,011     0.04
    FURNITURE AND HOMEFURNISHINGS STORES                                         29,017     0.11
    GENERAL BUILDING CONTRACTORS                                                  2,431     0.01
    GENERAL MERCHANDISE STORES                                                  284,709     1.11
    HEALTH SERVICES                                                             128,472     0.50
    HOLDING AND OTHER INVESTMENT OFFICES                                         11,574     0.05
    HOTELS AND OTHER LODGING PLACES                                              27,686     0.11
    INDUSTRIAL MACHINERY AND EQUIPMENT                                        3,683,555    14.40
    INSTRUMENTS AND RELATED PRODUCTS                                            673,969     2.64
    INSURANCE CARRIERS                                                          305,067     1.19
    LUMBER AND WOOD PRODUCTS                                                      3,105     0.01
    METAL MINING                                                                  4,725     0.02
    MISCELLANEOUS MANUFACTURING INDUSTRIES                                       40,361     0.16
    MISCELLANEOUS RETAIL                                                        127,953     0.50
    MOTION PICTURES                                                             147,137     0.58
    NONDEPOSITORY INSTITUTIONS                                                  384,855     1.50
    OIL AND GAS EXTRACTION                                                       55,381     0.22
    PAPER AND ALLIED PRODUCTS                                                    60,804     0.24
    PERSONAL SERVICES                                                            16,893     0.07
    PETROLEUM AND COAL PRODUCTS                                                     643     0.00
    PRIMARY METAL INDUSTRIES                                                      3,643     0.01
    PRINTING AND PUBLISHING                                                      46,191     0.18
    RAILROAD TRANSPORTATION                                                      12,150     0.05
    REAL ESTATE                                                                   3,231     0.01
    RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS                                   208,582     0.82
    SECURITY AND COMMODITY BROKERS                                               79,714     0.31

    STONE, CLAY, AND GLASS PRODUCTS                                              24,993     0.10
    TEXTILE MILL PRODUCTS                                                         4,818     0.02
    TOBACCO PRODUCTS                                                            364,296     1.42
    TRANSPORTATION BY AIR                                                         2,200     0.01
    TRANSPORTATION EQUIPMENT                                                    719,518     2.81
    TRANSPORTATION SERVICES                                                       7,906     0.03
    WATER TRANSPORTATION                                                        340,272     1.33
    WHOLESALE TRADE-DURABLE GOODS                                                 5,102     0.02
    WHOLESALE TRADE-NONDURABLE GOODS                                            411,540     1.61
                                                                       ----------------   ------
   TOTAL COMMON STOCK                                                        25,556,599    99.93
                                                                       ----------------   ------

     (Cost $    25,002,065)

 SHORT TERM INVESTMENT
    U.S. GOVERNMENT AGENCY                                                   16,550,000    64.71
                                                                       ----------------   ------

 TOTAL SHORT TERM INVESTMENT                                                 16,550,000    64.71
                                                                       ----------------   ------

     (Cost $    16,550,000)

 TOTAL PORTFOLIO                                                             42,106,599   164.64

     (Cost $    41,552,065)

     OTHER ASSETS & LIABILITIES, NET                                        (16,531,739)  (64.64)
                                                                       ----------------   ------

 NET ASSETS                                                                $ 25,574,860   100.00%
                                                                       ================   ======

                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
           STATEMENT OF INVESTMENTS - INSTITUTIONAL GROWTH EQUITY FUND
                                  JUNE 21, 1999

                                                                                                            VALUE
   SHARES
-------------                                                                                            --------------
                       COMMON STOCK - 99.93%
                        AMUSEMENT AND RECREATION SERVICES - 2.55%
          100              * HARRAH'S ENTERTAINMENT, INC                                                 $        2,112
        8,488              * PREMIER PARKS, INC                                                                 319,361
        5,291              * SFX ENTERTAINMENT, INC (CLASS A)                                                   331,018
                                                                                                        ---------------

                                                                                                                652,491
                                                                                                        ---------------

                        APPAREL AND ACCESSORY STORES - 0.30%
          200              * ABERCROMBIE & FITCH CO (CLASS A)                                                     9,062
          100                CLAIRES STORES, INC                                                                  2,837
          600                GAP, INC                                                                            42,600
          100              * GENESCO, INC                                                                         1,381
          100                ROSS STORES, INC                                                                     4,725
          500                TJX COS, INC                                                                        15,843
                                                                                                        ---------------

                                                                                                                 76,448
                                                                                                        ---------------

                        APPAREL AND OTHER TEXTILE PRODUCTS - 0.04%
          100              * JONES APPAREL GROUP, INC                                                             3,325
          100              * NAUTICA ENTERPRISES, INC                                                             1,462
          100              * POLO RALPH LAUREN CORP                                                               1,943
          100                WARNACO GROUP, INC (CLASS A)                                                         2,762
                                                                                                        ---------------

                                                                                                                  9,492
                                                                                                        ---------------

                        AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.04%
          300              * AUTONATION, INC                                                                      5,081
          200              * AUTOZONE, INC                                                                        5,875
                                                                                                        ---------------

                                                                                                                 10,956
                                                                                                        ---------------

                        BUILDING MATERIALS AND GARDEN SUPPLIES - 0.64%
        2,200                HOME DEPOT, INC                                                                    136,125
          500                LOWES COS, INC                                                                      27,812
                                                                                                        ---------------

                                                                                                                163,937
                                                                                                        ---------------

                        BUSINESS SERVICES - 13.51%
          100                AARON RENTS, INC                                                                     1,912
          100              * ACXIOM CORP                                                                          2,743
          100              * AFFILIATED COMPUTER SERVICES, INC (CLASS A)                                          4,793
        2,172                AMERICA ONLINE, INC                                                                250,594
          100              * AMERICAN MANAGEMENT SYSTEMS, INC                                                     2,834
          100                ANALYSTS INTERNATIONAL CORP                                                          1,362
          300              * ASCEND COMMUNICATIONS, INC                                                          32,287
          800                AUTOMATIC DATA PROCESSING, INC                                                      33,200
          100              * BEA SYSTEMS, INC                                                                     2,293
        3,013              * BMC SOFTWARE, INC                                                                  148,766
          400              * CADENCE DESIGN SYSTEMS, INC                                                          5,575
          200              * CENTURY BUSINESS SERVICES, INC                                                       2,337
        3,740              * CERIDIAN CORP                                                                      129,731
          100              * CHECKFREE HOLDINGS CORP                                                              4,025
          100              * CIBER, INC                                                                           1,675
          100              * CITRIX SYSTEMS, INC                                                                  5,581
          100              * CMGI, INC                                                                           10,300
          100              * CNET, INC                                                                            5,506
          700                COMPUTER ASSOCIATES INTERNATIONAL, INC                                              36,662
          300              * COMPUTER SCIENCES CORP                                                              19,687
        4,807              * COMPUWARE CORP                                                                     144,510
          200              * CONVERGYS CORP                                                                       4,325
          100              * CSG SYSTEMS INTERNATIONAL, INC                                                       2,612
          100              * ELECTRONIC ARTS, INC                                                                 5,106
        2,309                ELECTRONIC DATA SYSTEMS CORP                                                       135,076
          100              * ELECTRONICS FOR IMAGING, INC                                                         5,075
          200                EQUIFAX, INC                                                                         6,987
          500                FIRST DATA CORP                                                                     23,500
          100              * FISERV, INC                                                                          3,637
          100              * GTECH HOLDINGS CORP                                                                  2,450
          300                IMS HEALTH, INC                                                                      9,168
          200              * INFORMIX CORP                                                                        1,537
          100              * INFOSEEK CORP                                                                        4,912
          100              * INPRISE CORP                                                                           484
          100              * INTERIM SERVICES, INC                                                                1,993
          100              * INTERNATIONAL NETWORK SERVICES                                                       3,800
          200                INTERPUBLIC GROUP OF COS, INC                                                       16,125
          100              * INTUIT, INC                                                                          8,450
        7,087              * J.D. EDWARDS & CO                                                                  136,424
          100              * KEANE, INC                                                                           2,675
          100                KELLY SERVICES, INC (CLASS A)                                                        2,787
          100              * LAMAR ADVERTISING CO (CLASS A)                                                       4,025
          100              * LYCOS, INC                                                                           9,662
          100              * MACROMEDIA, INC                                                                      4,000
          100                MANPOWER, INC                                                                        2,293
          100              * MASTECH CORP                                                                         1,625
          100              * MEDQUIST, INC                                                                        4,200
          100              * MERCURY INTERACTIVE CORP                                                             3,668
       15,082              * MICROSOFT CORP                                                                   1,341,355
          200              * MODIS PROFESSIONAL SERVICES                                                          2,300
          100              * NETWORK APPLIANCE, INC                                                               4,662

          200              * NETWORKS ASSOCIATES, INC                                                             2,962
          100              * NEWELL RUBBERMAID, INC                                                               4,668
          100                NIELSEN MEDIA RESEARCH                                                               3,056
          100              * NOVA CORP (GEORGIA)                                                                  2,387
        2,471                OMNICOM GROUP, INC                                                                 185,016
       13,424              * ORACLE CORP                                                                        458,094
          100              * OUTDOOR SYSTEMS, INC                                                                 3,137
          400              * PARAMETRIC TECHNOLOGY CORP                                                           5,900
          400                PAYCHEX, INC                                                                        11,500
          200              * PEOPLESOFT, INC                                                                      3,500
          100              * PROGRESS SOFTWARE CORP                                                               2,593
          100              * PSINET, INC                                                                          4,487
          100              * RATIONAL SOFTWARE CORP                                                               3,350
          100              * ROBERT HALF INTERNATIONAL, INC                                                       2,925
          100                ROLLINS, INC                                                                         1,643
          100              * SIEBEL SYSTEMS, INC                                                                  6,103
          100              * SNYDER COMMUNICATIONS, INC                                                           2,800
          100              * STERLING COMMERCE, INC                                                               3,650
          100              * STERLING SOFTWARE, INC                                                               2,643
        1,100              * SUN MICROSYSTEMS, INC                                                               75,418
          200              * SUNGARD DATA SYSTEMS, INC                                                            6,725
          100              * SYMANTEC CORP                                                                        2,743
          100              * SYNOPSYS, INC                                                                        5,687
          100              * SYSTEMS & COMPUTER TECHNOLOGY CORP                                                   1,400
          100                TRUE NORTH COMMUNICATIONS, INC                                                       2,618
          100              * UNITED RENTALS, INC                                                                  2,700
          100              * USWEB CORP                                                                           2,168
          100              * VERITAS SOFTWARE CORP                                                                9,300
          200              * YAHOO, INC                                                                          31,775
          100              * YOUNG & RUBICAM, INC                                                                 3,981
                                                                                                        ---------------

                                                                                                              3,456,215
                                                                                                        ---------------

                        CHEMICALS AND ALLIED PRODUCTS - 14.45%
        4,756                ABBOTT LABORATORIES CO                                                             210,155
          100              * ALZA CORP                                                                            4,618
        6,341                AMERICAN HOME PRODUCTS CORP                                                        334,487
          800              * AMGEN, INC                                                                          42,300
          400                AVON PRODUCTS, INC                                                                  21,500
          100              * BIOGEN, INC                                                                         11,787
        5,298                BRISTOL MYERS SQUIBB CO                                                            359,270
          100                CABOT CORP                                                                           2,437
          100                CAMBREX CORP                                                                         2,493
          100              * CENTOCOR, INC                                                                        4,937
          100              * CEPHALON, INC                                                                        1,612
          100              * CHIRON CORP                                                                          2,025
          100                CLOROX CO                                                                            9,518
          400                COLGATE PALMOLIVE CO                                                                40,075
          100              * CROMPTON & KNOWLES CORP                                                              1,981
          100              * CYTEC INDUSTRIES, INC                                                                2,687
          100                DIAL CORP                                                                            3,375
          400                DU PONT (E.I.) DE NEMOURS & CO                                                      28,075
          100                ECOLAB, INC                                                                          4,350
       10,008              * ELAN CORP PLC ADR                                                                  288,355

          100              * FOREST LABORATORIES, INC                                                             4,412
          100              * GENZYME CORP (GENERAL DIVISION)                                                      4,962
        3,595              * GUILFORD PHARMACEUTICALS, INC                                                       41,567
          200              * HESKA CORP                                                                             606
          100              * ICOS CORP                                                                            3,850
          100              * IMMUNEX CORP                                                                        12,325
        2,792                JOHNSON & JOHNSON CO                                                               251,629
          200                LAUDER (ESTEE) CO (CLASS A)                                                          9,212
        3,986                LILLY (ELI) & CO                                                                   269,553
          100              * LIPOSOME CO, INC                                                                     1,725
          100              * MEDIMMUNE, INC                                                                       6,746
       10,182                MERCK & CO, INC                                                                    708,285
        1,000                MONSANTO CO                                                                         40,687
          200                MYLAN LABORATORIES, INC                                                              5,150
        2,156                PFIZER, INC                                                                        210,210
        2,371                PROCTER & GAMBLE CO                                                                206,128
          100              * REXALL SUNDOWN, INC                                                                  1,312
          200              * SCHEIN PHARMACEUTICAL, INC                                                           2,675
        7,897                SCHERING-PLOUGH CORP                                                               362,274
          100              * TRANSKARYOTIC THERAPIES, INC                                                         3,412
          100              * TRIANGLE PHARMACEUTICALS, INC                                                        1,700
          100              * TWINLAB CORP                                                                           862
          100                VALSPAR CORP                                                                         3,737
        2,469                WARNER-LAMBERT CO                                                                  162,954
          100              * WATSON PHARMACEUTICALS, INC                                                          3,987
                                                                                                        ---------------

                                                                                                              3,695,997
                                                                                                        ---------------


                        COMMUNICATIONS - 16.62%
          100                ALLTEL CORP                                                                          7,256
        9,180                AT & T CORP                                                                        518,670
        1,300              * AT & T CORP - LIBERTY MEDIA (CLASS A)                                               45,500
          100                BELL ATLANTIC CORP                                                                   6,093
        8,982                CBS CORP                                                                           389,594
        8,945              * CHANCELLOR MEDIA CORP (CLASS A)                                                    478,557
          200                CINCINNATI BELL, INC                                                                 4,987
        5,614              * CLEAR CHANNEL COMMUNICATIONS, INC                                                  379,646
          700                COMCAST CORP (CLASS A) SPECIAL                                                      26,293
          100              * CONCENTRIC NETWORK CORP                                                              3,250
          100              * COX COMMUNICATIONS, INC (CLASS A)                                                    3,543
        4,210                ERICSSON TELEFON (LM) SERIES B ADR                                                 143,140
          200                FRONTIER CORP                                                                       11,562
          100              * GLOBAL TELESYSTEMS GROUP, INC                                                        9,150
          300                GTE CORP                                                                            21,356
          100              * HEARST-ARGYLE TELEVISION, INC                                                        2,612
          100              * ITC DELTACOM, INC                                                                    2,637
        7,579                LUCENT TECHNOLOGIES, INC                                                           495,477
       12,717              * MCI WORLDCOM, INC                                                                1,230,369
          200              * MEDIA ONE GROUP, INC                                                                15,112
          100              * METROMEDIA FIBER NETWORK (CLASS A)                                                   4,481
          100              * NEXTLINK COMMUNICATIONS, INC                                                         7,987
          100              * NTL, INC                                                                             9,750
        3,342              * OMNIPOINT CORP                                                                      66,004
          200              * PAGING NETWORK, INC                                                                    737

          100              * PREMIERE TECHNOLOGIES, INC                                                           1,212
          200              * QWEST COMMUNICATIONS INTERNATIONAL, INC                                              7,325
          100              * RCN CORP                                                                             4,575
        3,743                SBC COMMUNICATIONS, INC                                                            206,098
          100              * SKYTEL COMMUNICATIONS, INC                                                           2,312
          200              * SPRINT CORP (PCS GROUP)                                                             11,325
          100              * TV GUIDE, INC                                                                        3,637
          100              * UNIVISION COMMUNICATIONS, INC                                                        5,862
          300              * VIACOM, INC (CLASS B)                                                               11,887
          200              * WESTERN WIRELESS CORP (CLASS A)                                                      5,518
        2,153              * WINSTAR COMMUNICATIONS, INC                                                        106,842
                                                                                                        ---------------

                                                                                                              4,250,356
                                                                                                        ---------------

                        DEPOSITORY INSTITUTIONS - 0.76%
          200                BANK ONE CORP                                                                       11,487
          100                BANKNORTH GROUP, INC                                                                 3,081
          100                COMMUNITY FIRST BANKSHARES, INC                                                      2,237
          100              * CONCORD EFS, INC                                                                     3,750
          300                FIFTH THIRD BANCORP                                                                 19,331
          600                FIRSTAR CORP                                                                        16,912
          100                GREENPOINT FINANCIAL CORP                                                            3,450
          100              * HUDSON UNITED BANCORP                                                                3,487
          100                INDEPENDENCE COMMUNITY BANK CORP                                                     1,306
        1,100                MBNA CORP                                                                           33,825
          100                MELLON BANK CORP                                                                     3,512
          100                NORTH FORK BANCORP, INC                                                              2,093
          200                PROVIDIAN FINANCIAL CORP                                                            18,550
          200                SKY FINANCIAL GROUP, INC                                                             5,250
          200                STATE STREET CORP                                                                   16,562
          800                U.S. BANCORP                                                                        27,250
          200                WASHINGTON MUTUAL, INC                                                               7,287
          200                WELLS FARGO CO                                                                       8,475
          100                ZIONS BANCORP                                                                        5,654
                                                                                                        ---------------

                                                                                                                193,499
                                                                                                        ---------------

                        EATING AND DRINKING PLACES - 0.34%
          100              * BRINKER INTERNATIONAL, INC                                                           2,818
          100              * CEC ENTERTAINMENT, INC                                                               3,843
          100              * FOODMAKER, INC                                                                       2,750
          300                MARRIOTT INTERNATIONAL (CLASS A)                                                    11,250
        1,300                MCDONALD'S CORP                                                                     54,031
          100              * OUTBACK STEAKHOUSE, INC                                                              3,709
          100              * TRICON GLOBAL RESTAURANTS, INC                                                       4,875
          100                VIAD CORP                                                                            3,006
                                                                                                        ---------------

                                                                                                                 86,282
                                                                                                        ---------------

                        EDUCATIONAL SERVICES - 0.02%
          100              * DEVRY, INC                                                                           2,131
          100              * EDUCATION MANAGEMENT CORP                                                            1,862

                                                                                                        ---------------

                                                                                                                  3,993
                                                                                                        ---------------

                        ELECTRIC, GAS, AND SANITARY SERVICES - 3.16%
          200              * AES CORP                                                                            11,187
          200              * ALLIED WASTE INDUSTRIES, INC                                                         3,812
          100              * AQUA ALLIANCE, INC                                                                     225
          100                BLACK HILLS CORP                                                                     2,293
        1,898                BROWNING FERRIS INDUSTRIES, INC                                                     81,495
          100              * NEWPARK RESOURCES, INC                                                                 981
        5,174              * REPUBLIC SERVICES, INC (CLASS A)                                                   118,031
          100                SEMCO ENERGY, INC                                                                    1,525
          200                SEMPRA ENERGY                                                                        4,562
       10,483                WASTE MANAGEMENT, INC                                                              585,082
                                                                                                        ---------------

                                                                                                                809,193
                                                                                                        ---------------

                        ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.76%
          200              * ADC TELECOMMUNICATIONS, INC                                                          9,425
          100              * ADVANCED FIBRE COMMUNICATIONS                                                        1,381
          300              * ALTERA CORP                                                                         11,287
          200              * AMERICAN POWER CONVERSION CORP                                                       4,187
       13,276              * AMERICAN TOWER SYSTEMS (CLASS A)                                                   340,197
          100                AMETEK, INC                                                                          2,275
        3,559              * ANALOG DEVICES, INC                                                                168,607
          200              * ANDREW CORP                                                                          3,637
          100              * ARTESYN TECHNOLOGIES, INC                                                            1,968
          100              * ASPECT TELECOMMUNICATIONS CORP                                                         987
          100              * CIENA CORP                                                                           3,162
          100              * COMMSCOPE, INC                                                                       2,837
          100              * COMVERSE TECHNOLOGY, INC                                                             7,500
          100              * DIGITAL MICROWAVE CORP                                                               1,343
          100              * DII GROUP, INC                                                                       3,531
       10,442                GENERAL ELECTRIC CO                                                              1,102,283
          100              * GENERAL INSTRUMENT CORP                                                              4,368
       16,231                INTEL CORP                                                                         922,123
          100              * JABIL CIRCUIT, INC                                                                   4,625
          390                LINEAR TECHNOLOGY CO                                                                24,960
          100              * LITTLEFUSE, INC                                                                      1,931
          756              * LSI LOGIC CORP                                                                      34,020
          200              * MAXIM INTEGRATED PRODUCTS                                                           12,862
          100                MAYTAG CO                                                                            6,637
          100              * MICROCHIP TECHNOLOGY, INC                                                            4,918
          100              * MICRON TECHNOLOGY, INC                                                               4,718
          300                MOTOROLA, INC                                                                       28,968
        1,188              * NOKIA OYJ ADR                                                                      107,291
          100              * PAIRGAIN TECHNOLOGIES, INC                                                           1,175
          100              * PMC-SIERRA, INC                                                                      6,000
          100              * PREMISYS COMMUNICATIONS, INC                                                           840
          100              * QUALCOMM, INC                                                                       13,050
          100                RAYCHEM CORP                                                                         3,606
          100              * SANMINA CORP                                                                         8,121
          100              * SCI SYSTEMS, INC                                                                     4,818

          100                SCIENTIFIC-ATLANTA, INC                                                              3,700
          300              * SOLECTRON CORP                                                                      20,100
          500              * TELLABS, INC                                                                        35,062
          400                TEXAS INSTRUMENTS, INC                                                              54,600
          100                THOMAS & BETTS CORP                                                                  4,718
          100              * UCAR INTERNATIONAL, INC                                                              2,468
          100              * VICOR CORP                                                                           1,725
          100              * VITESSE SEMICONDUCTOR CORP                                                           6,725
          100              * WORLD ACCESS, INC                                                                    1,362
          326              * XILINX, INC                                                                         17,889
                                                                                                        ---------------

                                                                                                              3,007,987
                                                                                                        ---------------

                        ENGINEERING AND MANAGEMENT SERVICES - 0.09%
          100              * CATALYTICA, INC                                                                      1,306
          100              * COVANCE, INC                                                                         1,968
          100              * GARTNER GROUP, INC (CLASS A)                                                         2,193
          100              * METZLER GROUP, INC                                                                   2,987
          100              * QUINTILES TRANSNATIONAL CORP                                                         4,075
          400                SERVICEMASTER CO                                                                     7,275
          100              * WHITTMAN HART, INC                                                                   2,462
                                                                                                        ---------------

                                                                                                                 22,266
                                                                                                        ---------------

                        FABRICATED METAL PRODUCTS - 0.42%
          100                CHART INDUSTRIES, INC                                                                  956
        2,317                GILLETTE CO                                                                         98,038
          200                MASCO CORP                                                                           5,787
          100                STANLEY WORKS CO                                                                     3,243
                                                                                                        ---------------

                                                                                                                108,024
                                                                                                        ---------------

                        FOOD AND KINDRED PRODUCTS - 1.88%
          100                ANHEUSER BUSCH COS, INC                                                              7,112
          300                BESTFOODS, INC                                                                      15,075
          200                CAMPBELL SOUP CO                                                                     8,825
        3,868                COCA COLA CO                                                                       238,123
          400                COCA COLA ENTERPRISES, INC                                                          13,250
          500                CONAGRA, INC                                                                        13,406
          200                FLOWERS INDUSTRIES, INC                                                              4,175
          100                GENERAL MILLS, INC                                                                   7,962
          200                HEINZ (H.J.) CO                                                                      9,687
          100              * KEEBLER FOODS CO                                                                     3,087
          100                KELLOGG CO                                                                           3,200
          100                LANCE, INC                                                                           1,551
        2,100                PEPSICO, INC                                                                        74,812
          200                QUAKER OATS CO                                                                      13,575
          400                RALSTON PURINA CO                                                                   11,750
        1,400                SARA LEE CORP                                                                       34,037
          100              * SMITHFIELD FOODS, INC                                                                3,106
          100              * SUIZA FOODS CORP                                                                     3,693
          100                TOOTSIE ROLL INDUSTRIES, INC                                                         4,012

          100                WHITMAN CORP                                                                         1,712
          100                WRIGLEY (WM) JR CO                                                                   8,300
                                                                                                        ---------------

                                                                                                                480,450
                                                                                                        ---------------

                        FOOD STORES - 1.16%
          100              * GENERAL NUTRITION COS, INC                                                           2,006
          300              * KROGER CO                                                                           16,781
        5,455              * SAFEWAY, INC                                                                       270,022
          200              * STARBUCKS CORP                                                                       7,700
                                                                                                        ---------------

                                                                                                                296,509
                                                                                                        ---------------

                        FURNITURE AND FIXTURES - 0.04%
          100              * FURNITURE BRANDS INTERNATIONAL, INC                                                  2,562
          200                LEGGETT & PLATT, INC                                                                 5,287
          100                MILLER (HERMAN), INC                                                                 2,162
                                                                                                        ---------------

                                                                                                                 10,011
                                                                                                        ---------------

                        FURNITURE AND HOMEFURNISHINGS STORES - 0.11%
          200              * BED BATH & BEYOND, INC                                                               7,500
          100              * BEST BUY, INC                                                                        5,943
          100              * COMPUSA, INC                                                                           793
          100              * LINENS N THINGS, INC                                                                 4,675
          100                PIER 1 IMPORTS, INC                                                                  1,106
          100                TANDY CORP                                                                           9,000
                                                                                                        ---------------

                                                                                                                 29,017
                                                                                                        ---------------

                        GENERAL BUILDING CONTRACTORS - 0.01%
          100                LENNAR CORP                                                                          2,431
                                                                                                        ---------------

                        GENERAL MERCHANDISE STORES - 1.11%
          100                CASEYS GENERAL STORES, INC                                                           1,381
          100              * CONSOLIDATED STORES CORP                                                             3,225
          300              * COSTCO COS, INC                                                                     23,118
          600                DAYTON HUDSON CORP                                                                  39,825
          300                DOLLAR GENERAL CORP                                                                  8,587
          100              * DOLLAR TREE STORES, INC                                                              4,162
          100                FAMILY DOLLAR STORES, INC                                                            2,343
          200              * KOHLS CORP                                                                          14,337
          100              * SAKS, INC                                                                            2,706
          100                SEARS ROEBUCK & CO                                                                   4,775
        4,000                WAL-MART STORES, INC                                                               180,250
                                                                                                        ---------------

                                                                                                                284,709
                                                                                                        ---------------

                        HEALTH SERVICES - 0.50%

          200              * BEVERLY ENTERPRISES, INC                                                             1,537
          100              * CONCENTRA MANAGED CARE, INC                                                          1,456
          100              * EXPRESS SCRIPTS, INC                                                                 5,846
        8,474              * HEALTH MANAGEMENT ASSOCIATES, INC (CLASS A)(NEW)                                    94,802
          600              * HEALTHSOUTH CORP                                                                     8,662
          100              * HOOPER HOLMES, INC                                                                   2,100
          100              * LINCARE HOLDINGS, INC                                                                2,693
          200              * MEDPARTNERS, INC                                                                     1,462
          100              * PHYCOR, INC                                                                            762
          100              * QUORUM HEALTH GROUP, INC                                                             1,262
          100              * RENAL CARE GROUP, INC                                                                2,590
          200              * TENET HEALTHCARE CORP                                                                3,825
          100              * TOTAL RENAL CARE HOLDINGS, INC                                                       1,475
                                                                                                        ---------------

                                                                                                                128,472
                                                                                                        ---------------

                        HOLDING AND OTHER INVESTMENT OFFICES - 0.05%
          100                BOSTON PROPERTIES, INC                                                               3,562
          100              * CAPITAL AUTOMOTIVE REIT                                                              1,250
          100              * COUSINS PROPERTIES, INC                                                              3,600
          100                STARWOOD FINANCIAL TRUST                                                             3,162
                                                                                                        ---------------

                                                                                                                 11,574
                                                                                                        ---------------

                        HOTELS AND OTHER LODGING PLACES - 0.11%
        1,000              * CENDANT CORP                                                                        19,312
          100              * CHOICE HOTELS INTERNATIONAL, INC                                                     1,600
          100              * EXTENDED STAY AMERICA, INC                                                           1,112
          300              * PARK PLACE ENTERTAINMENT                                                             2,981
          100              * PROMUS HOTEL CORP                                                                    2,681
                                                                                                        ---------------

                                                                                                                 27,686
                                                                                                        ---------------

                        INDUSTRIAL MACHINERY AND EQUIPMENT - 14.40%
          300              * 3COM CORP                                                                            9,281
          100              * ADAPTEC, INC                                                                         3,450
          100              * AMERICAN STANDARD COS, INC                                                           4,893
          500              * APPLIED MATERIALS, INC                                                              35,000
          200                BAKER HUGHES, INC                                                                    6,550
          100              * C-CUBE MICROSYSTEMS, INC                                                             3,037
        6,566              * CISCO SYSTEMS, INC                                                                 808,438
          100              * COLTEC INDUSTRIES, INC                                                               2,206
        6,946                COMPAQ COMPUTER CORP                                                               153,680
          100              * COOPER CAMERON CORP                                                                  3,787
        9,116              * DELL COMPUTER CORP                                                                 354,954
          100                DIEBOLD, INC                                                                         2,987
        7,420              * EMC CORP                                                                           440,098
        1,810                HEWLETT-PACKARD CO                                                                 170,140
          300                INTERNATIONAL BUSINESS MACHINES CORP                                                37,425
          200              * LEXMARK INTERNATIONAL GROUP (CLASS A)                                               13,912
          300                PITNEY BOWES, INC                                                                   19,218
          100              * QUANTUM CORP                                                                         2,506

          100                ROPER INDUSTRIES, INC                                                                3,637
          200              * SEAGATE TECHNOLOGY, INC                                                              5,987
          100              * SMITH INTERNATIONAL, INC                                                             4,406
          100              * STORAGE TECHNOLOGY CORP                                                              1,868
          200                SYMBOL TECHNOLOGIES, INC                                                             7,475
       14,377                TYCO INTERNATIONAL LTD                                                           1,341,035
        6,421              * UNISYS CORP                                                                        243,998
          100              * VARCO INTERNATIONAL, INC                                                               987
          100              * XIRCOM, INC                                                                          2,600
                                                                                                        ---------------

                                                                                                              3,683,555
                                                                                                        ---------------

                        INSTRUMENTS AND RELATED PRODUCTS - 2.64%
          300                BAXTER INTERNATIONAL, INC                                                           18,506
          100                BECKMAN COULTER, INC                                                                 5,062
          400                BECTON DICKINSON & CO                                                               12,000
          100                BIOMET, INC                                                                          4,168
          400              * BOSTON SCIENTIFIC CORP                                                              16,050
          100              * COGNEX CORP                                                                          3,253
          200                DENTSPLY INTERNATIONAL, INC                                                          5,225
          100                EASTMAN KODAK CO                                                                     7,118
        1,271                GUIDANT CORP                                                                        58,466
          100                HONEYWELL, INC                                                                      12,487
          100              * KLA-TENCOR CORP                                                                      6,031
        2,432                MEDTRONIC, INC                                                                     180,880
          100              * METTLER-TOLEDO INTERNATIONAL, INC                                                    2,593
          100                MILLIPORE CORP                                                                       3,481
          100              * ST. JUDE MEDICAL, INC                                                                3,625
          100              * STERIS CORP                                                                          1,693
          100                STRYKER CORP                                                                         6,106
          200              * SYBRON INTERNATIONAL CORP                                                            5,450
          100              * TERADYNE, INC                                                                        6,993
          100              * VISX, INC                                                                            7,450
          100              * WATERS CORP                                                                          5,175
        5,301                XEROX CORP                                                                         302,157
                                                                                                        ---------------

                                                                                                                673,969
                                                                                                        ---------------

                        INSURANCE CARRIERS - 1.19%
          100                AFLAC, INC                                                                           5,000
          400                AMERICAN INTERNATIONAL GROUP, INC                                                   48,550
          100                AON CORP                                                                             4,150
        4,727                CITIGROUP, INC                                                                     222,169
          100                CONSECO, INC                                                                         3,118
          100                FIRST AMERICAN FINANCIAL CORP                                                        1,731
          100              * FOUNDATION HEALTH SYSTEMS (CLASS A)                                                  1,700
          100              * HUMANA, INC                                                                          1,381
          200                MGIC INVESTMENT CORP                                                                 8,900
          100              * OXFORD HEALTH PLANS, INC                                                             1,787
          100                UNITED HEALTHCARE CORP                                                               6,581
                                                                                                        ---------------

                                                                                                                305,067
                                                                                                        ---------------

                        LUMBER AND WOOD PRODUCTS - 0.01%
          100              * CHAMPION ENTERPRISES, INC                                                            1,968
          100                CLAYTON HOMES, INC                                                                   1,137
                                                                                                        ---------------
                                                                                                                  3,105
                                                                                                        ---------------
                        METAL MINING - 0.02%
          300                FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS B)                                        4,725
                                                                                                        ---------------

                        MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
          100              * BLYTH INDUSTRIES, INC                                                                3,375
          100              * HEXCEL CORP                                                                          1,018
          100                INTERNATIONAL GAME TECHNOLOGY CO                                                     1,775
          100                JOSTENS, INC                                                                         2,118
          600                MATTEL, INC                                                                         14,025
          200                MINNESOTA MINING & MANUFACTURING CO                                                 18,050
                                                                                                        ---------------

                                                                                                                 40,361
                                                                                                        ---------------

                        MISCELLANEOUS RETAIL - 0.50%
          100              * AMAZON.COM, INC                                                                     12,350
          100              * BARNES & NOBLE, INC                                                                  2,718
          100              * BORDERS GROUP, INC                                                                   1,575
          600                CVS CORP                                                                            31,237
          400              * OFFICE DEPOT, INC                                                                    9,075
          100              * OFFICEMAX, INC                                                                       1,106
          100                OMNICARE, INC                                                                        1,243
          100              * PETSMART, INC                                                                        1,018
          100                RITE AID CORP                                                                        2,506
          100              * SCHEIN (HENRY), INC                                                                  3,250
          700              * STAPLES, INC                                                                        21,000
        1,500                WALGREEN CO                                                                         40,875
                                                                                                        ---------------

                                                                                                                127,953
                                                                                                        ---------------

                        MOTION PICTURES - 0.58%
        3,000                DISNEY (WALT) CO                                                                    92,250
          200              * METROMEDIA INTERNATIONAL GROUP, INC                                                  1,537
          800              * TIME WARNER, INC                                                                    53,350
                                                                                                        ---------------

                                                                                                                147,137
                                                                                                        ---------------

                        NONDEPOSITORY INSTITUTIONS - 1.50%
          500                AMERICAN EXPRESS CO                                                                 63,156
          100              * AMERICREDIT CORP                                                                     1,650
        4,375                ASSOCIATES FIRST CAPITAL CORP                                                      179,375
          300                CAPITAL ONE FINANCIAL CORP                                                          15,712
          800                FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               51,300
        1,000                FREDDIE MAC                                                                         54,875

          200                HOUSEHOLD INTERNATIONAL, INC                                                         9,450
          200                SLM HOLDINGS CORP                                                                    9,337
                                                                                                        ---------------

                                                                                                                384,855
                                                                                                        ---------------

                        OIL AND GAS EXTRACTION - 0.22%
          100                ANADARKO PETROLEUM CORP                                                              3,806
          100                DIAMOND OFFSHORE DRILLING, INC                                                       2,812
          100              * EEX CORP                                                                               631
          300                ENSCO INTERNATIONAL, INC                                                             5,775
          100              * GLOBAL INDUSTRIES LTD                                                                1,193
          300              * GLOBAL MARINE, INC                                                                   4,462
          200              * GREY WOLF, INC                                                                         475
          400                HALLIBURTON CO                                                                      17,525
          100                KERR-MCGEE CORP                                                                      4,993
          100              * MARINE DRILLING CO, INC                                                              1,262
          200              * NOBLE DRILLING CORP                                                                  3,737
          200              * R & B FALCON CORP                                                                    1,712
          100                RPC, INC                                                                               862
          100              * TRANSMONTAIGNE, INC                                                                  1,200
          100              * TUBOSCOPE, INC                                                                       1,418
          100              * WEATHERFORD INTERNATIONAL                                                            3,518
                                                                                                        ---------------

                                                                                                                 55,381
                                                                                                        ---------------

                        PAPER AND ALLIED PRODUCTS - 0.24%
          100                AVERY DENNISON CORP                                                                  6,250
          300                FORT JAMES CORP                                                                     11,193
          100              * GAYLORD CONTAINER CO                                                                   825
          700                KIMBERLY-CLARK CORP                                                                 38,893
          100              * MAIL-WELL, INC                                                                       1,487
          100              * SMURFIT-STONE CONTAINER CORP                                                         2,156
                                                                                                        ---------------

                                                                                                                 60,804
                                                                                                        ---------------

                        PERSONAL SERVICES - 0.07%
          100                BLOCK (H&R), INC                                                                     4,956
          100                CINTAS CORP                                                                          6,162
          300                SERVICE CORP INTERNATIONAL                                                           5,775
                                                                                                        ---------------

                                                                                                                 16,893
                                                                                                        ---------------

                        PETROLEUM AND COAL PRODUCTS - 0.00%
          100              * FRONTIER OIL CORP                                                                      643
                                                                                                        ---------------

                        PRIMARY METAL INDUSTRIES - 0.01%
          100                BELDEN, INC                                                                          2,387
          100                WORTHINGTON INDUSTRIES, INC                                                          1,256
                                                                                                        ---------------

                                                                                                                  3,643

                                                                                                        ---------------

                        PRINTING AND PUBLISHING - 0.18%
          200                BELO (A.H.) CORP SERIES A                                                            4,237
          200                GANNETT CO, INC                                                                     14,987
          100                LEE ENTERPRISES, INC                                                                 2,887
          100                MEREDITH CORP                                                                        3,468
          100              * PRIMEDIA, INC                                                                        1,600
          100                TIMES MIRROR CO SERIES A                                                             6,125
          100                TRIBUNE CO                                                                           8,687
          200                WILEY (JOHN) & SONS, INC (CLASS A)                                                   4,200
                                                                                                        ---------------

                                                                                                                 46,191
                                                                                                        ---------------

                        RAILROAD TRANSPORTATION - 0.05%
          200                KANSAS CITY SOUTHERN INDUSTRIES, INC                                                12,150
                                                                                                        ---------------

                        REAL ESTATE - 0.01%
          100              * CATELLUS DEVELOPMENT CORP                                                            1,600
          100              * FAIRFIELD COMMUNITIES, INC                                                           1,631
                                                                                                        ---------------

                                                                                                                  3,231
                                                                                                        ---------------

                        RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.82%
          100                FURON CO                                                                             1,681
          100                GOODRICH (B.F.) CO                                                                   4,150
          300                ILLINOIS TOOL WORKS, INC                                                            23,850
        2,322                NIKE, INC (CLASS B)                                                                138,884
          100              * SEALED AIR CORP                                                                      6,506
        1,457                TUPPERWARE CORP                                                                     33,511
                                                                                                        ---------------

                                                                                                                208,582
                                                                                                        ---------------

                        SECURITY AND COMMODITY BROKERS - 0.31%
          100              * AFFILIATED MANAGERS GROUP, INC                                                       2,887
          300              * E TRADE GROUP, INC                                                                  12,206
          300                FRANKLIN RESOURCES, INC                                                             11,962
          100                PRICE (T. ROWE) ASSOCIATES, INC                                                      3,534
          500                SCHWAB (CHARLES) CORP                                                               49,125
                                                                                                        ---------------

                                                                                                                 79,714
                                                                                                        ---------------

                        STONE, CLAY, AND GLASS PRODUCTS - 0.10%
          100                CENTEX CONSTRUCTION PRODUCTS, INC                                                    3,756
          300                CORNING, INC                                                                        18,262
          100                LIBBEY, INC                                                                          2,975
                                                                                                        ---------------

                                                                                                                 24,993
                                                                                                        ---------------

                        TEXTILE MILL PRODUCTS - 0.02%
          100                SHAW INDUSTRIES, INC                                                                 1,906
          100              * WESTPOINT STEVENS, INC                                                               2,912
                                                                                                        ---------------

                                                                                                                  4,818
                                                                                                        ---------------

                        TOBACCO PRODUCTS - 1.42%
        8,545                PHILIP MORRIS COS, INC                                                             357,821
          200                UST, INC                                                                             6,475
                                                                                                        ---------------

                                                                                                                364,296
                                                                                                        ---------------

                        TRANSPORTATION BY AIR - 0.01%
          100                COMAIR HOLDINGS, INC                                                                 2,200
                                                                                                        ---------------

                        TRANSPORTATION EQUIPMENT - 2.81%
        3,281                ALLIED SIGNAL, INC                                                                 223,313
        1,000                BOEING CO                                                                           43,000
          100                DANAHER CORP                                                                         6,325
          200                DELPHI AUTOMOTIVE SYSTEMS CORP                                                       3,762
          100                FEDERAL-MOGUL CORP                                                                   5,381
        3,155              * GENERAL MOTORS CORP (CLASS H)                                                      178,651
          100              * GENTEX CORP                                                                          3,371
          100              * GULFSTREAM AEROSPACE CORP                                                            6,531
          200                HARLEY DAVIDSON, INC                                                                10,787
          100              * HAYES LEMMERZ INTERNATIONAL, INC                                                     2,900
          200                MERITOR AUTOMOTIVE, INC                                                              5,112
        3,429                UNITED TECHNOLOGIES CORP                                                           230,385
                                                                                                        ---------------

                                                                                                                719,518
                                                                                                        ---------------

                        TRANSPORTATION SERVICES - 0.03%
          100                EXPEDITORS INTERNATIONAL OF WASHINGTON                                               3,006
          100                GALILEO INTERNATIONAL, INC                                                           4,900
                                                                                                        ---------------

                                                                                                                  7,906
                                                                                                        ---------------

                        WATER TRANSPORTATION - 1.33%
        6,960                CARNIVAL CORP (CLASS A)                                                            337,560
          100                TIDEWATER, INC                                                                       2,712
                                                                                                        ---------------

                                                                                                                340,272
                                                                                                        ---------------

                        WHOLESALE TRADE-DURABLE GOODS - 0.02%
          100              * CELLSTAR CORP                                                                          765
          100                IKON OFFICE SOLUTIONS, INC                                                           1,550
          100              * INGRAM MICRO, INC (CLASS A)                                                          2,787
                                                                                                        ---------------

                                                                                                                  5,102

                                                                                                        ---------------

                        WHOLESALE TRADE-NONDURABLE GOODS - 1.61%
          100              * AIRGAS, INC                                                                          1,187
          100              * AMERISOURCE HEALTH CORP (CLASS A)                                                    2,612
          200                BERGEN BRUNSWIG CORP (CLASS A)                                                       3,300
        6,606                CARDINAL HEALTH, INC                                                               375,716
          400                MCKESSON HBOC, INC                                                                  13,475
          500                SYSCO CORP                                                                          15,250
                                                                                                        ---------------

                                                                                                                411,540
                                                                                                        ---------------

                       TOTAL COMMON STOCK                                                                    25,556,599
                         (Cost $    25,002,065)                                                        ----------------


                                                                                          MATURITY           VALUE
   PRINCIPAL                                                              RATE              DATE
 -------------                                                           ------           --------       --------------
                       SHORT TERM INVESTMENT - 64.71%
                       U.S. GOVERNMENT AGENCY - 64.71%

                      FEDERAL HOME LOAN BANK

 $ 16,550,000                                                             4.550%         06/22/99            16,550,000
                                                                                                        ---------------

                       TOTAL SHORT TERM INVESTMENT                                                           16,550,000
                         (Cost $    16,550,000)                                                        ----------------

                       TOTAL PORTFOLIO                                                                   $   42,106,599
                         (Cost $41,552,065)                                                             ===============

 ----------------
  *  Non-income producing

-

                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
         STATEMENT OF INVESTMENTS - INSTITUTIONAL GROWTH AND INCOME FUND
                                  JUNE 21, 1999

                               SUMMARY BY INDUSTRY

                                                                             VALUE           %
                                                                        ---------------    -----

 COMMON STOCK

    AMUSEMENT AND RECREATION SERVICES                                       $    19,850     0.08%
    APPAREL AND ACCESSORY STORES                                                173,235     0.67
    APPAREL AND OTHER TEXTILE PRODUCTS                                            8,375     0.03
    AUTO REPAIR, SERVICES AND PARKING                                             5,675     0.02
    AUTOMOTIVE DEALERS AND SERVICE STATIONS                                      13,762     0.05
    BUILDING MATERIALS AND GARDEN SUPPLIES                                      391,080     1.52
    BUSINESS SERVICES                                                         1,903,304     7.40
    CHEMICALS AND ALLIED PRODUCTS                                             2,960,123    11.52
    COMMUNICATIONS                                                            3,381,943    13.16
    DEPOSITORY INSTITUTIONS                                                   1,618,805     6.30
    EATING AND DRINKING PLACES                                                  116,106     0.45
    ELECTRIC, GAS, AND SANITARY SERVICES                                        705,687     2.75
    ELECTRONIC AND OTHER ELECTRIC EQUIPMENT                                   1,965,545     7.65
    ENGINEERING AND MANAGEMENT SERVICES                                           3,106     0.01
    FABRICATED METAL PRODUCTS                                                   164,484     0.64
    FOOD AND KINDRED PRODUCTS                                                   780,926     3.04
    FOOD STORES                                                                 183,028     0.71
    FURNITURE AND HOMEFURNISHINGS STORES                                         17,662     0.07
    GENERAL BUILDING CONTRACTORS                                                 14,261     0.06
    GENERAL MERCHANDISE STORES                                                  853,713     3.32
    HEALTH SERVICES                                                             217,792     0.85
    HEAVY CONSTRUCTION, EXCEPT BUILDING                                          14,099     0.05
    HOTELS AND OTHER LODGING PLACES                                               1,381     0.01
    INDUSTRIAL MACHINERY AND EQUIPMENT                                        2,247,645     8.74
    INSTRUMENTS AND RELATED PRODUCTS                                            673,011     2.62
    INSURANCE AGENTS, BROKERS AND SERVICE                                        30,875     0.12
    INSURANCE CARRIERS                                                        1,391,454     5.41
    LUMBER AND WOOD PRODUCTS                                                    233,818     0.91
    METAL MINING                                                                 12,243     0.05
    MISCELLANEOUS MANUFACTURING INDUSTRIES                                       71,324     0.28
    MISCELLANEOUS RETAIL                                                        178,313     0.69
    MOTION PICTURES                                                             307,572     1.20
    NONDEPOSITORY INSTITUTIONS                                                  344,851     1.34
    OIL AND GAS EXTRACTION                                                      548,214     2.13
    PAPER AND ALLIED PRODUCTS                                                   110,886     0.43
    PERSONAL SERVICES                                                            16,793     0.07
    PETROLEUM AND COAL PRODUCTS                                               1,243,594     4.84
    PRIMARY METAL INDUSTRIES                                                    136,806     0.53
    PRINTING AND PUBLISHING                                                     198,494     0.77
    RAILROAD TRANSPORTATION                                                      80,081     0.31
    RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS                                    91,242     0.35
    SECURITY AND COMMODITY BROKERS                                              280,906     1.09

    STONE, CLAY, AND GLASS PRODUCTS                                              48,268     0.19
    TOBACCO PRODUCTS                                                            124,112     0.48
    TRANSPORTATION BY AIR                                                       170,885     0.66
    TRANSPORTATION EQUIPMENT                                                    680,459     2.65
    WATER TRANSPORTATION                                                         48,500     0.19
    WHOLESALE TRADE-DURABLE GOODS                                                23,443     0.09
    WHOLESALE TRADE-NONDURABLE GOODS                                            263,300     1.02
                                                                       ----------------   ------
   TOTAL COMMON STOCK                                                        25,071,031    97.52
                                                                       ----------------   ------

     (Cost $    24,375,526)

 SHORT TERM INVESTMENT
    U.S. GOVERNMENT AGENCY                                                      750,000     2.92
                                                                       ----------------   ------
 TOTAL SHORT TERM INVESTMENT                                                    750,000     2.92
                                                                       ----------------   ------

     (Cost $       750,000)

 TOTAL PORTFOLIO                                                             25,821,031   100.44

     (Cost $    25,125,526)

     OTHER ASSETS & LIABILITIES, NET                                           (114,050)   (0.44)
                                                                       ----------------   ------
 NET ASSETS                                                                $ 25,706,981   100.00%
                                                                       ================   ======

                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
         STATEMENT OF INVESTMENTS - INSTITUTIONAL GROWTH AND INCOME FUND
                                  JUNE 21, 1999



   SHARES                                                                                                      VALUE
 -------------                                                                                            --------------
                       COMMON STOCK - 97.52%
                        AMUSEMENT AND RECREATION SERVICES - 0.08%
          400              *  HARRAH'S ENTERTAINMENT, INC                                                $         8,450
          600              *  MIRAGE RESORT, INC                                                                  11,400
                                                                                                         ---------------
                                                                                                                  19,850
                                                                                                         ---------------

                        APPAREL AND ACCESSORY STORES - 0.67%
          700                GAP, INC                                                                             49,700
        1,994                LIMITED, INC                                                                         91,848
        1,000                TJX COS, INC                                                                         31,687
                                                                                                         ---------------
                                                                                                                 173,235
                                                                                                         ---------------

                        APPAREL AND OTHER TEXTILE PRODUCTS - 0.03%
          100              *  FRUIT OF THE LOOM LTD (CLASS A)                                                        925
          200                 LIZ CLAIBORNE, INC                                                                   7,450
                                                                                                         ---------------
                                                                                                                   8,375
                                                                                                         ---------------

                        AUTO REPAIR, SERVICES AND PARKING - 0.02%
          200                RYDER SYSTEM, INC                                                                     5,675
                                                                                                         ---------------

                        AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
          400                AUTOZONE, INC                                                                        11,750
          100                PEP BOYS MANNY, MOE, & JACK CO                                                        2,012
                                                                                                         ---------------
                                                                                                                  13,762
                                                                                                         ---------------

                        BUILDING MATERIALS AND GARDEN SUPPLIES - 1.52%
        2,400                HOME DEPOT, INC                                                                     148,500


        4,361                LOWES COS, INC                                                                      242,580
                                                                                                         ---------------
                                                                                                                 391,080
                                                                                                         ---------------

                        BUSINESS SERVICES - 7.40%
        1,000                 AMERICA ONLINE, INC                                                                115,375
        1,330              *  ASCEND COMMUNICATIONS, INC                                                         143,141
        1,000                 AUTOMATIC DATA PROCESSING, INC                                                      41,500
          300              *  BMC SOFTWARE, INC                                                                   14,812
          100              *  CERIDIAN CORP                                                                        3,468
          800                 COMPUTER ASSOCIATES INTERNATIONAL, INC                                              41,900
          300              *  COMPUTER SCIENCES CORP                                                              19,687
          700                 ELECTRONIC DATA SYSTEMS CORP                                                        40,950
          700                 FIRST DATA CORP                                                                     32,900
          200                 INTERPUBLIC GROUP OF COS, INC                                                       16,125
       11,843              *  MICROSOFT CORP                                                                   1,053,286
          400              *  NEWELL RUBBERMAID, INC                                                              18,675
          300                 OMNICOM GROUP, INC                                                                  22,462
        4,800              *  ORACLE CORP                                                                        163,800
          500                 PAYCHEX, INC                                                                        14,375
        1,610              *  PSINET, INC                                                                         72,248
          100                 SHARED MEDICAL SYSTEMS CORP                                                          6,325
        1,200              *  SUN MICROSYSTEMS, INC                                                               82,275
                                                                                                         ---------------
                                                                                                               1,903,304
                                                                                                         ---------------

                        CHEMICALS AND ALLIED PRODUCTS - 11.52%
        2,500                 ABBOTT LABORATORIES CO                                                             110,468
          400                 AIR PRODUCTS & CHEMICALS, INC                                                       18,525
          100                 ALLERGAN, INC                                                                       10,606
          300              *  ALZA CORP                                                                           13,856
        4,069                 AMERICAN HOME PRODUCTS CORP                                                        214,639
          400                 AVON PRODUCTS, INC                                                                  21,500
        4,504              *  BRISTOL MYERS SQUIBB CO                                                            305,427
          200                 CLOROX CO                                                                           19,037
        1,567                 COLGATE PALMOLIVE CO                                                               156,993
        1,484                 DOW CHEMICAL CO                                                                    189,766
        2,848                 DU PONT (E.I.) DE NEMOURS & CO                                                     199,894
          200                 EASTMAN CHEMICAL CO                                                                 11,075
          100              *  FMC CORP                                                                             6,768
          200                 GREAT LAKES CHEMICAL CORP                                                            9,400
          300                 HERCULES, INC                                                                       11,475
        2,200                 JOHNSON & JOHNSON CO                                                               198,275
        1,800                 LILLY (ELI) & CO                                                                   121,725
          200                 MALLINCKRODT, INC                                                                    7,212
        4,263                 MERCK & CO, INC                                                                    296,544
        1,000                 MONSANTO CO                                                                         40,687
          200                 NALCO CHEMICAL CORP                                                                  7,112
        3,110                 PFIZER, INC                                                                        303,225
          800                 PHARMACIA & UPJOHN, INC                                                             43,850
          300                 PPG INDUSTRIES, INC                                                                 18,731
          200                 PRAXAIR, INC                                                                         9,837
        3,223                 PROCTER & GAMBLE CO                                                                280,199


          300                 ROHM & HAAS CO                                                                      14,250
        4,605                 SCHERING-PLOUGH CORP                                                               211,254
          300                 SIGMA ALDRICH CORP                                                                  10,031
        1,300                 WARNER-LAMBERT CO                                                                   85,800
          300              *  WATSON PHARMACEUTICALS, INC                                                         11,962
                                                                                                         ---------------
                                                                                                               2,960,123
                                                                                                         ---------------

                        COMMUNICATIONS - 13.16%
        1,700                 AMERITECH CORP                                                                     118,043
        9,749                 AT & T CORP                                                                        550,818
        2,500                 BELL ATLANTIC CORP                                                                 152,343
        3,000                 BELLSOUTH CORP                                                                     134,812
        1,000                 CBS CORP                                                                            43,375
        1,967              *  CLEAR CHANNEL COMMUNICATIONS, INC                                                  133,018
        1,200                 COMCAST CORP (CLASS A) SPECIAL                                                      45,075
          300                 FRONTIER CORP                                                                       17,343
        1,500                 GTE CORP                                                                           106,781
        2,027              *  IXC COMMUNICATIONS, INC                                                             78,799
        6,524                 LUCENT TECHNOLOGIES, INC                                                           426,506
        4,978              *  MCI WORLDCOM, INC                                                                  481,621
       13,628              *  OMNIPOINT CORP                                                                     269,153
        2,556              *  RCN CORP                                                                           116,937
        6,063                 SBC COMMUNICATIONS, INC                                                            333,843
        1,400                 SPRINT CORP (FON GROUP)                                                             75,600
          700              *  SPRINT CORP (PCS GROUP)                                                             39,637
          700                 U.S. WEST, INC                                                                      40,818
        1,100              *  VIACOM, INC (CLASS B)                                                               43,587
        3,779              *  VIATEL, INC                                                                        173,834
                                                                                                         ---------------
                                                                                                               3,381,943
                                                                                                         ---------------

                        DEPOSITORY INSTITUTIONS - 6.30%
          600                 AMSOUTH BANCORP                                                                     14,250
        6,075              *  BANK OF AMERICA CORP                                                               435,881
        1,100                 BANK OF NEW YORK CO, INC                                                            41,387
        1,900                 BANK ONE CORP                                                                      109,131
        2,031                 BANKBOSTON CORP                                                                    101,423
          500                 BB&T CORP                                                                           17,750
        1,796                 CHASE MANHATTAN CORP                                                               149,966
          200                 COMERICA, INC                                                                       12,125
          100                 FIFTH THIRD BANCORP                                                                  6,443
        1,600                 FIRST UNION CORP                                                                    70,100
        1,300                 FIRSTAR CORP                                                                        36,643
          600                 FLEET FINANCIAL GROUP, INC                                                          25,912
        3,012              *  GOLDEN STATE BANCORP, INC                                                           71,911
          700                 HUNTINGTON BANCSHARES, INC                                                          25,506
          600                 KEYCORP                                                                             20,325
        1,300                 MBNA CORP                                                                           39,975
          800                 MELLON BANK CORP                                                                    28,100
          600                 NATIONAL CITY CORP                                                                  39,225
          200                 NORTHERN TRUST CORP                                                                 19,075
          100                 PNC BANK CORP                                                                        5,806



          200                PROVIDIAN FINANCIAL CORP                                                             18,550
          300                REPUBLIC NEW YORK CORP                                                               20,381
          500                SOUTHTRUST CORP                                                                      19,375
          200                STATE STREET CORP                                                                    16,562
          500                SUMMIT BANCORP                                                                       21,343
          500                SUNTRUST BANKS, INC                                                                  34,406
          800                SYNOVUS FINANCIAL CORP                                                               16,350
          200                U.S. BANCORP                                                                          6,812
          400                UNION PLANTERS CORP                                                                  17,200
          300                WACHOVIA CORP                                                                        26,043
        1,000                WASHINGTON MUTUAL, INC                                                               36,437
        2,700                WELLS FARGO CO                                                                      114,412
                                                                                                         ---------------
                                                                                                               1,618,805
                                                                                                         ---------------

                        EATING AND DRINKING PLACES - 0.45%
          400                 DARDEN RESTAURANTS, INC                                                              8,950
          400                 MARRIOTT INTERNATIONAL (CLASS A)                                                    15,000
        2,100                 MCDONALD'S CORP                                                                     87,281
          100              *  TRICON GLOBAL RESTAURANTS, INC                                                       4,875
                                                                                                         ---------------
                                                                                                                 116,106
                                                                                                         ---------------

                        ELECTRIC, GAS, AND SANITARY SERVICES - 2.75%
          300              *  AES CORP                                                                            16,781
        2,744                 BROWNING FERRIS INDUSTRIES, INC                                                    117,820
          700                 CENTRAL & SOUTH WEST CORP                                                           17,806
          500                 CINERGY CORP                                                                        16,468
          200                 COLUMBIA ENERGY GROUP                                                               12,525
          300                 CONSOLIDATED EDISON CO OF N.Y., INC                                                 13,893
          500              *  CONSTELLATION ENERGY GROUP                                                          15,031
          500                 DOMINION RESOURCES, INC                                                             22,312
          700                 DUKE ENERGY CORP                                                                    39,725
          400                 ENTERGY CORP                                                                        12,725
          700                 FIRSTENERGY CORP                                                                    21,918
          300                 FPL GROUP, INC                                                                      17,100
          400                 GPU, INC                                                                            17,250
          100                 NEW CENTURY ENERGIES, INC                                                            3,962
          600              *  NIAGARA MOHWAK HOLDINGS, INC                                                         9,300
          100                 NICOR, INC                                                                           3,825
          500                 NORTHERN STATES POWER CO                                                            12,718
          100                 PEOPLES ENERGY CORP                                                                  3,806
          500                 PP&L RESOURCES, INC                                                                 15,656
          300                 PUBLIC SERVICE ENTERPRISE GROUP, INC                                                12,393
        5,237              *  REPUBLIC SERVICES, INC (CLASS A)                                                   119,469
          800                 SEMPRA ENERGY                                                                       18,250
          300                 SONAT, INC                                                                          10,931
        1,000                 SOUTHERN CO                                                                         27,875
          500                 TEXAS UTILITIES CO                                                                  21,343
          500                 UNICOM CORP                                                                         20,187
          900                 WASTE MANAGEMENT, INC                                                               50,231
          700                 WILLIAMS COS, INC                                                                   34,387
                                                                                                         ---------------
                                                                                                                 705,687
                                                                                                         ---------------


                        ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.65%
          500              *  ADVANCED MICRO DEVICES, INC                                                          9,562
          300                 COOPER INDUSTRIES, INC                                                              15,937
          900                 EMERSON ELECTRIC CO                                                                 61,031
        7,674                 GENERAL ELECTRIC CO                                                                810,086
        6,440                 INTEL CORP                                                                         365,872
          400              *  LSI LOGIC CORP                                                                      18,000
          200                 MAYTAG CO                                                                           13,275
          800              *  MICRON TECHNOLOGY, INC                                                              37,750
          900                 MOTOROLA, INC                                                                       86,906
          500              *  NATIONAL SEMICONDUCTOR CORP                                                         11,750
        3,160              *  NEWBRIDGE NETWORKS CORP                                                             98,750
        2,643              *  NOKIA OYJ ADR                                                                      238,695
        1,100              *  NORTEL NETWORKS CORP (U.S.)                                                         94,806
          300              *  SOLECTRON CORP                                                                      20,100
          600              *  TELLABS, INC                                                                        42,075
          300                 TEXAS INSTRUMENTS, INC                                                              40,950
                                                                                                         ---------------
                                                                                                               1,965,545
                                                                                                         ---------------

                        ENGINEERING AND MANAGEMENT SERVICES - 0.01%
          100                EG & G, INC                                                                           3,106
                                                                                                         ---------------

                        FABRICATED METAL PRODUCTS - 0.64%
          100                BALL CORP                                                                             4,793
          200                CRANE CO                                                                              6,000
          400                CROWN CORK & SEAL CO, INC                                                            13,250
        1,800                GILLETTE CO                                                                          76,162
          500                MASCO CORP                                                                           14,468
          300                PARKER-HANNIFIN CORP                                                                 14,118
          300                ROCKWELL INTERNATIONAL CORP                                                          18,600
          200                SNAP-ON, INC                                                                          7,362
          300                STANLEY WORKS CO                                                                      9,731
                                                                                                         ---------------
                                                                                                                 164,484
                                                                                                         ---------------

                        FOOD AND KINDRED PRODUCTS - 3.04%
        2,151                ANHEUSER BUSCH COS, INC                                                             152,989
        3,900                COCA COLA CO                                                                        240,093
          600                COCA COLA ENTERPRISES, INC                                                           19,875
          700                CONAGRA, INC                                                                         18,768
          200                GENERAL MILLS, INC                                                                   15,925
          600                HEINZ (H.J.) CO                                                                      29,062
          600                KELLOGG CO                                                                           19,200
        4,308                PEPSICO, INC                                                                        153,472
          500                RALSTON PURINA CO                                                                    14,687
        1,500                SARA LEE CORP                                                                        36,468
          900                UNILEVER NV (N.Y.) SHS                                                               63,787
          200                WRIGLEY (WM) JR CO                                                                   16,600
                                                                                                         ---------------
                                                                                                                 780,926
                                                                                                         ---------------



                        FOOD STORES - 0.71%
          100                 GREAT ATLANTIC & PACIFIC TEA CO, INC                                                 3,206
          700              *  KROGER CO                                                                           39,156
        2,767              *  SAFEWAY, INC                                                                       136,966
          100                 WINN DIXIE STORES, INC                                                               3,700
                                                                                                         ---------------
                                                                                                                 183,028
                                                                                                         ---------------

                        FURNITURE AND HOMEFURNISHINGS STORES - 0.07%
          200                CIRCUIT CITY STORES-CIRCUIT CITY GROUP                                               17,662
                                                                                                         ---------------

                        GENERAL BUILDING CONTRACTORS - 0.06%
          200                CENTEX CORP                                                                           7,262
          200                KAUFMAN & BROAD HOME CORP                                                             4,712
          100                PULTE CORP                                                                            2,287
                                                                                                         ---------------
                                                                                                                  14,261
                                                                                                         ---------------

                        GENERAL MERCHANDISE STORES - 3.32%
          300              *  CONSOLIDATED STORES CORP                                                             9,675
          400              *  COSTCO COS, INC                                                                     30,825
        1,812                 DAYTON HUDSON CORP                                                                 120,271
          300                 DILLARDS, INC (CLASS A)                                                             10,968
          700                 DOLLAR GENERAL CORP                                                                 20,037
          400              *  FEDERATED DEPARTMENT STORES, INC                                                    22,000
          200                 HARCOURT GENERAL, INC                                                               10,187
          500              *  K MART CORP                                                                          8,531
          300              *  KOHLS CORP                                                                          21,506
          400                 PENNEY, (J.C.) CO, INC                                                              20,350
          300                 SEARS ROEBUCK & CO                                                                  14,325
       12,539                 WAL-MART STORES, INC                                                               565,038
                                                                                                         ---------------

                                                                                                                 853,713
                                                                                                         ---------------

                        HEALTH SERVICES - 0.85%
          200                 COLUMBIA/HCA HEALTHCARE CORP                                                         4,600
          300              *  HCR MANOR CARE                                                                       7,650
        5,561              *  HEALTH MANAGEMENT ASSOCIATES, INC (CLASS A)(NEW)                                    62,213
        1,300              *  HEALTHSOUTH CORP                                                                    18,768
        6,513              *  TENET HEALTHCARE CORP                                                              124,561
                                                                                                         ---------------
                                                                                                                 217,792
                                                                                                         ---------------

                        HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.05%
          200                FLUOR CORP                                                                            8,187
          200                MCDERMOTT INTERNATIONAL, INC                                                          5,912



                                                                                                         ---------------
                                                                                                                  14,099
                                                                                                         ---------------
                        HOTELS AND OTHER LODGING PLACES - 0.01%
          100                 HILTON HOTELS CORP                                                                   1,381
                                                                                                         ---------------

                        INDUSTRIAL MACHINERY AND EQUIPMENT - 8.74%
        4,696              *  3COM CORP                                                                          145,282
          600              *  APPLIED MATERIALS, INC                                                              42,000
          900                 BAKER HUGHES, INC                                                                   29,475
          200                 BLACK & DECKER CORP                                                                 11,925
          300                 BRUNSWICK CORP                                                                       7,762
          200                 CASE CORP                                                                            9,662
          400                 CATERPILLAR, INC                                                                    24,350
        3,873              *  CISCO SYSTEMS, INC                                                                 476,863
        2,400                 COMPAQ COMPUTER CORP                                                                53,100
          400                 DEERE & CO                                                                          16,600
        6,399              *  DELL COMPUTER CORP                                                                 249,161
        1,600              *  EMC CORP                                                                            94,900
        1,600                 HEWLETT-PACKARD CO                                                                 150,400
          300                 INGERSOLL-RAND CO                                                                   20,437
        4,810              *  INTERNATIONAL BUSINESS MACHINES CORP                                               600,047
          100                 MILACRON, INC                                                                        2,218
          400                 PALL CORP                                                                            8,475
          400                 PITNEY BOWES, INC                                                                   25,625
          500                 TENNECO, INC                                                                        12,812
          200                 TIMKEN CO                                                                            4,087
        2,849                 TYCO INTERNATIONAL LTD                                                             262,464
                                                                                                         ---------------

                                                                                                               2,247,645
                                                                                                         ---------------

                        INSTRUMENTS AND RELATED PRODUCTS - 2.62%
        2,665                 BAXTER INTERNATIONAL, INC                                                          164,397
          700              *  BOSTON SCIENTIFIC CORP                                                              28,087
          600                 EASTMAN KODAK CO                                                                    42,712
          500                 GUIDANT CORP                                                                        23,000
          200                 HONEYWELL, INC                                                                      24,975
          300              *  KLA-TENCOR CORP                                                                     18,093
        1,000                 MEDTRONIC, INC                                                                      74,375
          100                 POLAROID CORP                                                                        2,625
          100              *  ST. JUDE MEDICAL, INC                                                                3,625
          155                 THE SWATCH GROUP AG. (BR)                                                          109,121
        3,193                 XEROX CORP                                                                         182,001
                                                                                                         ---------------

                                                                                                                 673,011
                                                                                                         ---------------

                        INSURANCE AGENTS, BROKERS AND SERVICE - 0.12%
          400                 MARSH & MCLENNAN COS, INC                                                           30,875
                                                                                                         ---------------

                        INSURANCE CARRIERS - 5.41%


          200                 AETNA, INC                                                                          18,687
          400                 AFLAC, INC                                                                          20,000
        4,724                 ALLSTATE CORP                                                                      176,264
          400                 AMERICAN GENERAL CORP                                                               29,275
        2,000                 AMERICAN INTERNATIONAL GROUP, INC                                                  242,750
          400                 AON CORP                                                                            16,600
        9,330                 CAPITAL RE CORP                                                                    156,277
          100                 CHUBB CORP                                                                           7,325
          300                 CIGNA CORP                                                                          28,406
        9,906                 CITIGROUP, INC                                                                     465,582
        1,000                 CONSECO, INC                                                                        31,187
          500              *  HUMANA, INC                                                                          6,906
          100                 LINCOLN NATIONAL CORP                                                               10,525
          400                 LOEWS CORP                                                                          32,100
          200                 MBIA, INC                                                                           13,075
          300                 MGIC INVESTMENT CORP                                                                13,350
          400                 PROVIDENT COS, INC                                                                  16,750
          300                 UNITED HEALTHCARE CORP                                                              19,743
        1,486              *  XL CAPITAL LTD                                                                      86,652
                                                                                                         ---------------
                                                                                                               1,391,454
                                                                                                         ---------------

                        LUMBER AND WOOD PRODUCTS - 0.91%

        3,675              *  CHAMPION ENTERPRISES, INC                                                           72,351
          300                 GEORGIA-PACIFIC CORP (PACKING GROUP)                                                15,731
          300                 LOUISIANA PACIFIC CORP                                                               6,825
        6,670                 MACMILLAN BLOEDEL LTD                                                              118,755
          300                 WEYERHAEUSER CO                                                                     20,156
                                                                                                         ---------------
                                                                                                                 233,818
                                                                                                         ---------------

                        METAL MINING - 0.05%

          300                 CYPRUS AMAX MINERALS CO                                                              4,368
          500                 FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS B)                                        7,875
                                                                                                         ---------------
                                                                                                                  12,243
                                                                                                         ---------------

                        MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.28%

          200                 HASBRO, INC                                                                          5,812
          100                 MATTEL, INC                                                                          2,337
          700                 MINNESOTA MINING & MANUFACTURING CO                                                 63,175
                                                                                                         ---------------
                                                                                                                  71,324
                                                                                                         ---------------

                        MISCELLANEOUS RETAIL - 0.69%

        2,237                 CVS CORP                                                                           116,463
          800              *  TOYS R US, INC                                                                      18,250
        1,600                 WALGREEN CO                                                                         43,600
                                                                                                         ---------------

                                                                                                                 178,313
                                                                                                         ---------------


                        MOTION PICTURES - 1.20%
        3,200                 DISNEY (WALT) CO                                                                    98,400
          100              *  KING WORLD PRODUCTIONS, INC                                                          3,575
        3,083              *  TIME WARNER, INC                                                                   205,597
                                                                                                         ---------------
                                                                                                                 307,572
                                                                                                         ---------------

                        NONDEPOSITORY INSTITUTIONS - 1.34%

          700                 AMERICAN EXPRESS CO                                                                 88,418
        1,701                 ASSOCIATES FIRST CAPITAL CORP                                                       69,741
          500                 CAPITAL ONE FINANCIAL CORP                                                          26,187
          400                 COUNTRYWIDE CREDIT INDUSTRIES, INC                                                  18,100
        1,600                 FEDERAL NATIONAL MORTGAGE ASSOCIATION                                              102,600
          300                 FREDDIE MAC                                                                         16,462
          500                 SLM HOLDINGS CORP                                                                   23,343
                                                                                                         ---------------
                                                                                                                 344,851
                                                                                                         ---------------

                        OIL AND GAS EXTRACTION - 2.13%

        3,041                 APACHE CORP                                                                        113,087
       55,000                 BRITISH-BORNEO OIL & GAS PLC                                                       176,741
          700                 HALLIBURTON CO                                                                      30,668
          300              *  ROWAN COS, INC                                                                       5,456
        3,400                 ROYAL DUTCH PETROLEUM CO (NY REGD)ADR                                              203,362
          300              *  SCHLUMBERGER LTD                                                                    18,900
                                                                                                         ---------------
                                                                                                                 548,214
                                                                                                         ---------------

                        PAPER AND ALLIED PRODUCTS - 0.43%

          200                BOISE CASCADE CORP                                                                    8,775
          300                CHAMPION INTERNATIONAL CORP                                                          15,656
          400                FORT JAMES CORP                                                                      14,925
          700                INTERNATIONAL PAPER CO                                                               38,150
          100                KIMBERLY-CLARK CORP                                                                   5,556
          100                MEAD CORP                                                                             4,225
          200                TEMPLE-INLAND, INC                                                                   14,412
          300                WESTVACO CORP                                                                         9,187
                                                                                                         ---------------
                                                                                                                 110,886
                                                                                                         ---------------

                        PERSONAL SERVICES - 0.07%

          300                BLOCK (H&R), INC                                                                     14,868
          100                SERVICE CORP INTERNATIONAL                                                            1,925
                                                                                                         ---------------
                                                                                                                  16,793
                                                                                                         ---------------

                        PETROLEUM AND COAL PRODUCTS - 4.84%

          200                 ASHLAND, INC                                                                         8,350
        1,660              *  BP AMOCO PLC (SPONS ADR)                                                           185,193


        1,000                 CHEVRON CORP                                                                        90,687
        5,864                 EXXON CORP                                                                         458,858
        5,297              *  LYONDELL CHEMICAL CO                                                               115,209
        1,818                 MOBIL CORP                                                                         180,777
          400                 PHILLIPS PETROLEUM CO                                                               20,075
          300                 SUNOCO, INC                                                                          9,075
        2,491                 TEXACO, INC                                                                        158,645
          400                 UNOCAL CORP                                                                         16,725
                                                                                                         ---------------
                                                                                                               1,243,594
                                                                                                         ---------------

                        PRIMARY METAL INDUSTRIES - 0.53%

        1,820              *  ALCOA, INC                                                                         116,025
          400              *  BETHLEHEM STEEL CORP                                                                 3,225
          400                 ENGELHARD CORP                                                                       9,400
          300                 USX-US STEEL GROUP, INC                                                              8,156
                                                                                                         ---------------
                                                                                                                 136,806
                                                                                                         ---------------

                        PRINTING AND PUBLISHING - 0.77%

          200                 DELUXE CORP                                                                          7,612
          400                 GANNETT CO, INC                                                                     29,975
          200                 KNIGHT-RIDDER, INC                                                                  11,150
          300                 MCGRAW HILL COS, INC                                                                16,143
          200                 TIMES MIRROR CO SERIES A                                                            12,250
        1,397                 TRIBUNE CO                                                                         121,364
                                                                                                         ---------------

                                                                                                                 198,494
                                                                                                         ---------------

                        RAILROAD TRANSPORTATION - 0.31%

          700                 BURLINGTON NORTHERN SANTA FE CORP                                                   21,700
          300                 CSX CORP                                                                            13,575
          100                 KANSAS CITY SOUTHERN INDUSTRIES, INC                                                 6,075
          500                 NORFOLK SOUTHERN CORP                                                               15,781
          400                 UNION PACIFIC CORP                                                                  22,950
                                                                                                         ---------------
                                                                                                                  80,081
                                                                                                         ---------------

                        RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.35%

          200                 GOODRICH (B.F.) CO                                                                   8,300
          400                 ILLINOIS TOOL WORKS, INC                                                            31,800
          500                 NIKE, INC (CLASS B)                                                                 29,906
          100              *  REEBOK INTERNATIONAL LTD                                                             1,718
          300              *  SEALED AIR CORP                                                                     19,518
                                                                                                         ---------------
                                                                                                                  91,242
                                                                                                         ---------------

                        SECURITY AND COMMODITY BROKERS - 1.09%

          400                 FRANKLIN RESOURCES, INC                                                             15,950
          500                 MERRILL LYNCH & CO, INC                                                             39,125



        1,673                 MORGAN STANLEY, DEAN WITTER, & CO                                                  166,881
          600                 SCHWAB (CHARLES) CORP                                                               58,950
                                                                                                         ---------------
                                                                                                                 280,906
                                                                                                         ---------------

                        STONE, CLAY, AND GLASS PRODUCTS - 0.19%
          400                 CORNING, INC                                                                        24,350
          200                 OWENS CORNING CO                                                                     7,325
          500              *  OWENS ILLINOIS, INC                                                                 16,593
                                                                                                         ---------------
                                                                                                                  48,268
                                                                                                         ---------------

                        TOBACCO PRODUCTS - 0.48%
        2,500                 PHILIP MORRIS COS, INC                                                             104,687
          600                 UST, INC                                                                            19,425
                                                                                                         ---------------
                                                                                                                 124,112
                                                                                                         ---------------

                        TRANSPORTATION BY AIR - 0.66%
          300              *  AMR CORP                                                                            20,137
          819              *  CONTINENTAL AIRLINES, INC (CLASS B)                                                 31,480
          300                 DELTA AIRLINES, INC                                                                 17,625
          500              *  FDX CORP                                                                            28,062
        1,822                 SOUTHWEST AIRLINES CO                                                               59,556
          300              *  U.S. AIRWAYS GROUP, INC                                                             14,025
                                                                                                         ---------------
                                                                                                                 170,885
                                                                                                         ---------------

                        TRANSPORTATION EQUIPMENT - 2.65%
        2,725                 ALLIED SIGNAL, INC                                                                 185,271
          400                 BOEING CO                                                                           17,200
        1,005              *  DAIMLERCHRYSLER (U.S.A.)                                                            89,570
          200                 DANAHER CORP                                                                        12,650
          900                 DELPHI AUTOMOTIVE SYSTEMS CORP                                                      16,931
        1,900                 FORD MOTOR CO                                                                      104,381
          400                 GENERAL DYNAMICS CORP                                                               26,650
        1,000                 GENERAL MOTORS CORP                                                                 63,750
        1,206              *  GENERAL MOTORS CORP (CLASS H)                                                       68,289
          200              *  NAVISTAR INTERNATIONAL CORP                                                         10,362
          200                 PACCAR, INC                                                                         10,862
          300                 TEXTRON, INC                                                                        24,825
          300                 TRW, INC                                                                            16,125
          500                 UNITED TECHNOLOGIES CORP                                                            33,593
                                                                                                         ---------------
                                                                                                                 680,459
                                                                                                         ---------------

                        WATER TRANSPORTATION - 0.19%

        1,000                 CARNIVAL CORP (CLASS A)                                                             48,500
                                                                                                         ---------------



                        WHOLESALE TRADE-DURABLE GOODS - 0.09%
          100                BRIGGS & STRATTON CORP                                                                6,175
          300                GRAINGER (W.W.), INC                                                                 17,268
                                                                                                         ---------------
                                                                                                                  23,443
                                                                                                         ---------------

                        WHOLESALE TRADE-NONDURABLE GOODS - 1.02%
        3,249                 CARDINAL HEALTH, INC                                                               184,786
          600              *  ENRON CORP                                                                          45,975
          200                 MCKESSON HBOC, INC                                                                   6,839
          400                 SUPERVALU, INC                                                                      10,450
          500                 SYSCO CORP                                                                          15,250
                                                                                                         ---------------
                                                                                                                 263,300
                                                                                                         ---------------

                       TOTAL COMMON STOCK                                                                     25,071,031
                         (Cost $    24,375,526)                                                         ----------------

                                                                                           MATURITY           VALUE
   PRINCIPAL                                                               RATE              DATE
 -------------                                                            ------           --------       --------------
                       SHORT TERM INVESTMENT  - 2.92%
                        U.S. GOVERNMENT AGENCY - 2.92%

                      FEDERAL HOME LOAN BANK

   $  750,000                                                              4.550%          06/22/99              750,000
                                                                                                         ---------------

                       TOTAL SHORT TERM INVESTMENT                                                               750,000
                         (Cost $       750,000)                                                         ----------------

                       TOTAL PORTFOLIO                                                                     $  25,821,031
                         (Cost $    25,125,526)                                                         ================

 ----------------
  *   Non-income producing

                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
           STATEMENT OF INVESTMENTS - INSTITUTIONAL EQUITY INDEX FUND
                                  JUNE 21, 1999

                               SUMMARY BY INDUSTRY

                                                                             VALUE           %
                                                                        ---------------    -----
  COMMON STOCK
    AMUSEMENT AND RECREATION SERVICES                                     $      13,937     0.05%
    APPAREL AND ACCESSORY STORES                                                125,468     0.49
    APPAREL AND OTHER TEXTILE PRODUCTS                                           18,325     0.07
    AUTO REPAIR, SERVICES AND PARKING                                             5,675     0.02
    AUTOMOTIVE DEALERS AND SERVICE STATIONS                                      24,055     0.09
    BUILDING MATERIALS AND GARDEN SUPPLIES                                      265,974     1.04
    BUSINESS SERVICES                                                         2,060,856     8.02
    CHEMICALS AND ALLIED PRODUCTS                                             3,180,079    12.38
    COMMUNICATIONS                                                            3,327,675    12.95
    DEPOSITORY INSTITUTIONS                                                   2,076,281     8.08
    EATING AND DRINKING PLACES                                                  212,365     0.83
    ELECTRIC, GAS, AND SANITARY SERVICES                                        908,947     3.54
    ELECTRONIC AND OTHER ELECTRIC EQUIPMENT                                   1,983,302     7.72
    ENGINEERING AND MANAGEMENT SERVICES                                          22,168     0.09
    FABRICATED METAL PRODUCTS                                                   186,704     0.73
    FOOD AND KINDRED PRODUCTS                                                   896,100     3.49
    FOOD STORES                                                                 204,547     0.80
    FORESTRY                                                                      4,925     0.02
    FURNITURE AND FIXTURES                                                       17,168     0.07
    FURNITURE AND HOMEFURNISHINGS STORES                                         65,668     0.26
    GENERAL BUILDING CONTRACTORS                                                  7,568     0.03
    GENERAL MERCHANDISE STORES                                                  613,225     2.39
    HEALTH SERVICES                                                              72,819     0.28
    HEAVY CONSTRUCTION, EXCEPT BUILDING                                           8,187     0.03
    HOLDING AND OTHER INVESTMENT OFFICES                                         95,836     0.37
    HOTELS AND OTHER LODGING PLACES                                              50,755     0.20
    INDUSTRIAL MACHINERY AND EQUIPMENT                                        2,051,522     7.99
    INSTRUMENTS AND RELATED PRODUCTS                                            579,589     2.26
    INSURANCE AGENTS, BROKERS AND SERVICE                                        46,312     0.18
    INSURANCE CARRIERS                                                        1,320,979     5.14
    LOCAL AND INTERURBAN PASSENGER TRANSIT                                        4,268     0.02
    LUMBER AND WOOD PRODUCTS                                                     59,118     0.23
    METAL MINING                                                                 10,737     0.04
    MISCELLANEOUS MANUFACTURING INDUSTRIES                                      122,343     0.48
    MISCELLANEOUS RETAIL                                                        229,366     0.89
    MOTION PICTURES                                                             300,962     1.17
    NONDEPOSITORY INSTITUTIONS                                                  564,361     2.20
    NONMETALLIC MINERALS, EXCEPT FUELS                                           14,156     0.06
    OIL AND GAS EXTRACTION                                                      161,608     0.63
    PAPER AND ALLIED PRODUCTS                                                   229,065     0.89
    PERSONAL SERVICES                                                            33,787     0.13
    PETROLEUM AND COAL PRODUCTS                                               1,071,809     4.17
    PRIMARY METAL INDUSTRIES                                                     90,016     0.35
    PRINTING AND PUBLISHING                                                     185,902     0.72
    RAILROAD TRANSPORTATION                                                     131,706     0.51


    RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS                                   114,260     0.44
    SECURITY AND COMMODITY BROKERS                                              437,927     1.70
    STONE, CLAY, AND GLASS PRODUCTS                                              61,954     0.24
    TEXTILE MILL PRODUCTS                                                         5,718     0.02
    TOBACCO PRODUCTS                                                            247,700     0.96
    TRANSPORTATION BY AIR                                                       127,767     0.50
    TRANSPORTATION EQUIPMENT                                                    794,042     3.09
    TRANSPORTATION SERVICES                                                       8,681     0.03
    TRUCKING AND WAREHOUSING                                                      8,093     0.03
    WHOLESALE TRADE-DURABLE GOODS                                                49,757     0.19
    WHOLESALE TRADE-NONDURABLE GOODS                                            162,478     0.63
                                                                       ----------------   ------
   TOTAL COMMON STOCK                                                        25,674,592    99.93
                                                                       ----------------   ------
     (Cost $    24,999,713)

 SHORT TERM INVESTMENT
    U.S. GOVERNMENT AGENCY                                                      400,000     1.56
                                                                       ----------------   ------
 TOTAL SHORT TERM INVESTMENT                                                    400,000     1.56
                                                                       ----------------   ------
     (Cost $       400,000)

 TOTAL PORTFOLIO                                                             26,074,592   101.49

     (Cost $    25,399,713)

     OTHER ASSETS & LIABILITIES, NET                                           (383,013)   (1.49)
                                                                       ----------------   ------
 NET ASSETS                                                               $  25,691,579   100.00%
                                                                       ================   ======

                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
           STATEMENT OF INVESTMENTS - INSTITUTIONAL EQUITY INDEX FUND
                                  JUNE 21, 1999

                                                                                                                 VALUE
   SHARES
 -------------                                                                                               --------------
                       COMMON STOCK - 99.93%
                        AMUSEMENT AND RECREATION SERVICES - 0.05%
          300              *  HARRAH'S ENTERTAINMENT, INC                                                     $       6,337
          400              *  MIRAGE RESORT, INC                                                                      7,600
                                                                                                            ---------------

                                                                                                                     13,937
                                                                                                            ---------------

                        APPAREL AND ACCESSORY STORES - 0.49%
          200              *  ABERCROMBIE & FITCH CO (CLASS A)                                                        9,062
          100              *  AMERICAN EAGLE OUTFITTERS, INC                                                          4,850
        1,000                 GAP, INC                                                                               71,000
          100                 INTIMATE BRANDS, INC (CLASS A)                                                          5,075
          100              *  PAYLESS SHOESOURCE, INC                                                                 5,406
          100                 ROSS STORES, INC                                                                        4,725
          800                 TJX COS, INC                                                                           25,350
                                                                                                            ---------------

                                                                                                                    125,468
                                                                                                            ---------------

                        APPAREL AND OTHER TEXTILE PRODUCTS - 0.07%
          200              *  JONES APPAREL GROUP, INC                                                                6,650
          100                 LIZ CLAIBORNE, INC                                                                      3,725
          200                 VF CORP                                                                                 7,950
                                                                                                            ---------------

                                                                                                                     18,325
                                                                                                            ---------------

                        AUTO REPAIR, SERVICES AND PARKING - 0.02%
          200                 RYDER SYSTEM, INC                                                                       5,675
                                                                                                            ---------------

                        AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.09%
          900              *  AUTONATION, INC                                                                        15,243
          300              *  AUTOZONE, INC                                                                           8,812
                                                                                                            ---------------

                                                                                                                     24,055
                                                                                                            ---------------

                        BUILDING MATERIALS AND GARDEN SUPPLIES - 1.04%

          100                 FASTENAL CO                                                                             4,912
        3,500                 HOME DEPOT, INC                                                                       216,562
          800                 LOWES COS, INC                                                                         44,500
                                                                                                            ---------------

                                                                                                                    265,974
                                                                                                            ---------------

                        BUSINESS SERVICES - 8.02%
          100                 ADOBE SYSTEMS, INC                                                                      8,293
          100              *  AFFILIATED COMPUTER SERVICES, INC (CLASS A)                                             4,793
        2,500              *  AMERICA ONLINE, INC                                                                   288,437
          500              *  ASCEND COMMUNICATIONS, INC                                                             53,812
        1,500                 AUTOMATIC DATA PROCESSING, INC                                                         62,250
          600              *  BMC SOFTWARE, INC                                                                      29,625
          500              *  CADENCE DESIGN SYSTEMS, INC                                                             6,968
          300              *  CERIDIAN CORP                                                                          10,406
          100              *  CHECKFREE HOLDINGS CORP                                                                 4,025
          200              *  CITRIX SYSTEMS, INC                                                                    11,162
          200              *  CMGI, INC                                                                              20,600
          100              *  CNET, INC                                                                               5,506
          200              *  COMDISCO, INC                                                                           4,812
        1,000              *  COMPUTER ASSOCIATES INTERNATIONAL, INC                                                 52,375
          400              *  COMPUTER SCIENCES CORP                                                                 26,250
          800              *  COMPUWARE CORP                                                                         24,050
          300              *  CONVERGYS CORP                                                                          6,487
          100              *  DOUBLECLICK, INC                                                                        9,437
          100              *  DST SYSTEMS, INC                                                                        5,668
          100              *  ELECTRONIC ARTS, INC                                                                    5,106
          900                 ELECTRONIC DATA SYSTEMS CORP                                                           52,650
          100              *  ELECTRONICS FOR IMAGING, INC                                                            5,075
          300                 EQUIFAX, INC                                                                           10,481
        1,000                 FIRST DATA CORP                                                                        47,000
          300              *  FISERV, INC                                                                            10,912
          100              *  I2 TECHNOLOGIES, INC                                                                    4,087
          800                 IMS HEALTH, INC                                                                        24,450
          100              *  INFOSEEK CORP                                                                           4,912
          500              *  INKTOMI CORP                                                                           56,562
          300                 INTERPUBLIC GROUP OF COS, INC                                                          24,187
          100              *  INTUIT, INC                                                                             8,450
          100              *  LAMAR ADVERTISING CO (CLASS A)                                                          4,025
          100              *  LEGATO SYSTEMS, INC                                                                     5,625
          100              *  LYCOS, INC                                                                              9,662
          100              *  MACROMEDIA, INC                                                                         4,000
          200                 MANPOWER, INC                                                                           4,587
          100              *  MEDQUIST, INC                                                                           4,200
        7,600              *  MICROSOFT CORP                                                                        675,925
          100                 NATIONAL DATA CORP                                                                      4,581
          100              *  NETWORK APPLIANCE, INC                                                                  4,662
          300              *  NETWORKS ASSOCIATES, INC                                                                4,443
          700              *  NEWELL RUBBERMAID, INC                                                                 32,681
          200              *  NOVA CORP (GEORGIA)                                                                     4,775
          800              *  NOVELL, INC                                                                            20,100
          400                 OMNICOM GROUP, INC                                                                     29,950
        2,500              *  ORACLE CORP                                                                            85,312
          100              *  OUTDOOR SYSTEMS, INC                                                                    3,137

          600              *  PARAMETRIC TECHNOLOGY CORP                                                              8,850
          500                 PAYCHEX, INC                                                                           14,375
          400              *  PEOPLESOFT, INC                                                                         7,000
          100              *  PSINET, INC                                                                             4,487
          200              *  RATIONAL SOFTWARE CORP                                                                  6,700
          200              *  ROBERT HALF INTERNATIONAL, INC                                                          5,850
          100                 SHARED MEDICAL SYSTEMS CORP                                                             6,325
          100              *  SIEBEL SYSTEMS, INC                                                                     6,103
          100                 SOTHEBYS HOLDINGS, INC (CLASS A)                                                        3,856
          200              *  STERLING COMMERCE, INC                                                                  7,300
        1,900              *  SUN MICROSYSTEMS, INC                                                                 130,268
          200              *  SUNGARD DATA SYSTEMS, INC                                                               6,725
          100              *  SYNOPSYS, INC                                                                           5,687
          100              *  VALASSIS COMMUNICATIONS, INC                                                            3,875
          100              *  VERITAS SOFTWARE CORP                                                                   9,300
          300              *  YAHOO, INC                                                                             47,662
                                                                                                            ---------------

                                                                                                                  2,060,856
                                                                                                            ---------------

                        CHEMICALS AND ALLIED PRODUCTS - 12.38%
        3,600                 ABBOTT LABORATORIES CO                                                                159,075
          600                 AIR PRODUCTS & CHEMICALS, INC                                                          27,787
          200                 ALLERGAN, INC                                                                          21,212
          200              *  ALZA CORP                                                                               9,237
        3,000                 AMERICAN HOME PRODUCTS CORP                                                           158,250
        1,100              *  AMGEN, INC                                                                             58,162
          500                 AVON PRODUCTS, INC                                                                     26,875
          200              *  BIOGEN, INC                                                                            23,575
        4,300                 BRISTOL MYERS SQUIBB CO                                                               291,593
          200                 CABOT CORP                                                                              4,875
          100              *  CENTOCOR, INC                                                                           4,937
          200                 CLOROX CO                                                                              19,037
          700                 COLGATE PALMOLIVE CO                                                                   70,131
          200                 DIAL CORP                                                                               6,750
          500                 DOW CHEMICAL CO                                                                        63,937
        2,700                 DU PONT (E.I.) DE NEMOURS & CO                                                        189,506
          200                 EASTMAN CHEMICAL CO                                                                    11,075
          200                 ECOLAB, INC                                                                             8,700
          100              *  FMC CORP                                                                                6,768
          100              *  FOREST LABORATORIES, INC                                                                4,412
          200              *  GENZYME CORP (GENERAL DIVISION)                                                         9,925
          100              *  GILEAD SCIENCES, INC                                                                    5,012
          100                 GREAT LAKES CHEMICAL CORP                                                               4,700
          200                 HERCULES, INC                                                                           7,650
          200                 ICN PHARMACEUTICALS, INC                                                                6,425
          100              *  IMMUNEX CORP                                                                           12,325
          200                 INTERNATIONAL FLAVORS & FRAGRANCES, INC                                                 8,600
        3,200                 JOHNSON & JOHNSON CO                                                                  288,400
          200                 LAUDER (ESTEE) CO (CLASS A)                                                             9,212
        2,200                 LILLY (ELI) & CO                                                                      148,775
          200                 MALLINCKRODT, INC                                                                       7,212
          100              *  MEDIMMUNE, INC                                                                          6,746
        5,700                 MERCK & CO, INC                                                                       396,506
          200                 MILLENNIUM CHEMICAL, INC                                                                5,225

        1,400                 MONSANTO CO                                                                            56,962
          300                 MYLAN LABORATORIES, INC                                                                 7,725
          100                 NALCO CHEMICAL CORP                                                                     3,556
        3,100                 PFIZER, INC                                                                           302,250
        1,200                 PHARMACIA & UPJOHN, INC                                                                65,775
          400                 PPG INDUSTRIES, INC                                                                    24,975
          400                 PRAXAIR, INC                                                                           19,675
        3,200                 PROCTER & GAMBLE CO                                                                   278,200
          200                 ROHM & HAAS CO                                                                          9,500
        3,500                 SCHERING-PLOUGH CORP                                                                  160,562
          100              *  SEPRACOR, INC                                                                           7,450
          300                 SHERWIN-WILLIAMS CO                                                                     8,381
          200                 SIGMA ALDRICH CORP                                                                      6,687
          300                 UNION CARBIDE CORP                                                                     15,262
          100                 VALSPAR CORP                                                                            3,737
        1,800                 WARNER-LAMBERT CO                                                                     118,800
          200              *  WATSON PHARMACEUTICALS, INC                                                             7,975
                                                                                                            ---------------

                                                                                                                  3,180,079
                                                                                                            ---------------

                        COMMUNICATIONS - 12.95%
          100              *  ADELPHIA COMMUNICATIONS CORP (CLASS A)                                                  6,437
          100                 ALIANT COMMUNICATIONS, INC                                                              4,743
          600              *  ALLTEL CORP                                                                            43,537
        2,600                 AMERITECH CORP                                                                        180,537
          100              *  ASSOCIATED GROUP, INC (CLASS A)                                                         6,437
        7,600                 AT & T CORP                                                                           429,400
        2,800              *  AT & T CORP - LIBERTY MEDIA (CLASS A)                                                  98,000
        3,700                 BELL ATLANTIC CORP                                                                    225,468
        4,200                 BELLSOUTH CORP                                                                        188,737
          300              *  CABLEVISION SYSTEMS CORP (CLASS A)                                                     20,962
        1,700                 CBS CORP                                                                               73,737
          300              *  CENTURYTEL, INC                                                                        12,131
          300                 CINCINNATI BELL, INC                                                                    7,481
          600              *  CLEAR CHANNEL COMMUNICATIONS, INC                                                      40,575
        1,700                 COMCAST CORP (CLASS A) SPECIAL                                                         63,856
          300              *  COX COMMUNICATIONS, INC (CLASS A)                                                      10,631
          200              *  EXCITE AT HOME                                                                         11,575
          100              *  EXODUS COMMUNICATIONS, INC                                                              9,037
        1,000              *  FOX ENTERTAINMENT GROUP, INC (CLASS A)                                                 26,000
          400                 FRONTIER CORP                                                                          23,125
          200              *  GLOBAL TELESYSTEMS GROUP, INC                                                          18,300
        2,300                 GTE CORP                                                                              163,731
        1,000              *  INFINITY BROADCASTING CORP (CLASS A)                                                   26,187
          100              *  IXC COMMUNICATIONS, INC                                                                 3,887
          800              *  LEVEL 3 COMMUNICATIONS, INC                                                            59,500
        6,400                 LUCENT TECHNOLOGIES, INC                                                              418,400
        4,500              *  MCI WORLDCOM, INC                                                                     435,375
          100              *  MCLEODUSA, INC (CLASS A)                                                                5,500
        1,300              *  MEDIA ONE GROUP, INC                                                                   98,231
          100              *  METROMEDIA FIBER NETWORK (CLASS A)                                                      4,481
          300              *  NEXTEL COMMUNICATIONS, INC (CLASS A)                                                   13,256
          100              *  NEXTLINK COMMUNICATIONS, INC                                                            7,987
          200              *  NTL, INC                                                                               19,500

          200              *  QWEST COMMUNICATIONS INTERNATIONAL, INC                                                 7,325
          100              *  RCN CORP                                                                                4,575
        4,700                 SBC COMMUNICATIONS, INC                                                               258,793
        1,700                 SPRINT CORP (FON GROUP)                                                                91,800
          800              *  SPRINT CORP (PCS GROUP)                                                                45,300
          100                 TCA CABLE TV, INC                                                                       5,456
          100                 TELEPHONE & DATA SYSTEMS, INC                                                           6,600
          100              *  TV GUIDE, INC                                                                           3,637
        1,200                 U.S. WEST, INC                                                                         69,975
          200              *  U.S.A. NETWORKS, INC                                                                    8,062
          100              *  UNIVISION COMMUNICATIONS, INC                                                           5,862
        1,200              *  VIACOM, INC (CLASS B)                                                                  47,550
          400              *  WESTERN WIRELESS CORP (CLASS A)                                                        11,037
          100              *  WINSTAR COMMUNICATIONS, INC                                                             4,962
                                                                                                            ---------------

                                                                                                                  3,327,675
                                                                                                            ---------------

                        DEPOSITORY INSTITUTIONS - 8.08%
          400                 AMSOUTH BANCORP                                                                         9,500
          100                 ASSOCIATED BANC-CORP                                                                    4,034
          100                 ASTORIA FINANCIAL CORP                                                                  4,387
        4,200              *  BANK OF AMERICA CORP                                                                  301,350
        1,700                 BANK OF NEW YORK CO, INC                                                               63,962
        2,800                 BANK ONE CORP                                                                         160,825
          100                 BANK UNITED CORP (CLASS A)                                                              3,993
          700                 BANKBOSTON CORP                                                                        34,956
          700                 BB&T CORP                                                                              24,850
          100                 CCB FINANCIAL CORP                                                                      5,337
          100                 CENTURA BANKS, INC                                                                      5,756
          400                 CHARTER ONE FINANCIAL, INC                                                             11,250
        2,000                 CHASE MANHATTAN CORP                                                                  167,000
          100                 CITY NATIONAL CORP                                                                      3,850
          100                 CNB BANCSHARES, INC                                                                     5,512
          300                 COMERICA, INC                                                                          18,187
          100                 COMPASS BANCSHARES, INC                                                                 2,687
          300              *  CONCORD EFS, INC                                                                       11,250
          100                 CULLEN FROST BANKERS, INC                                                               5,475
          200                 DIME BANCORP, INC                                                                       4,287
          500                 FIFTH THIRD BANCORP                                                                    32,218
          200                 FIRST AMERICAN CORP                                                                     8,562
          400                 FIRST SECURITY CORP                                                                     9,787
          300                 FIRST TENNESSEE NATIONAL CORP                                                          11,681
        2,200                 FIRST UNION CORP                                                                       96,387
        1,500                 FIRSTAR CORP                                                                           42,281
          200                 FIRSTMERIT CORP                                                                         5,612
        1,400                 FLEET FINANCIAL GROUP, INC                                                             60,462
          300              *  GOLDEN STATE BANCORP, INC                                                               7,162
          100                 GOLDEN WEST FINANCIAL CORP                                                              9,725
          200                 GREENPOINT FINANCIAL CORP                                                               6,900
          300                 HIBERNIA CORP (CLASS A)                                                                 4,818
          100              *  HUDSON UNITED BANCORP                                                                   3,487
          500                 HUNTINGTON BANCSHARES, INC                                                             18,218
        1,100                 KEYCORP                                                                                37,262
          300                 MARSHALL & ILSLEY CORP                                                                 20,737

        1,500                 MBNA CORP                                                                              46,125
        1,300                 MELLON BANK CORP                                                                       45,662
          300                 MERCANTILE BANCORP, INC                                                                17,231
          100                 MERCANTILE BANKSHARES CORP                                                              3,537
          400                 MORGAN (J.P.) & CO, INC                                                                54,375
          800                 NATIONAL CITY CORP                                                                     52,300
          200                 NATIONAL COMMERCE BANCORP                                                               4,525
          300                 NORTH FORK BANCORP, INC                                                                 6,281
          200                 NORTHERN TRUST CORP                                                                    19,075
          200                 OLD KENT FINANCIAL CORP                                                                 8,750
          100                 OLD NATIONAL BANCORP                                                                    3,156
          100                 ONE VALLEY BANCORP, INC                                                                 4,000
          200                 PACIFIC CENTURY FINANCIAL CORP                                                          4,525
          100                 PEOPLES BANK OF BRIDGEPORT CO                                                           3,112
          700                 PNC BANK CORP                                                                          40,643
          300                 POPULAR, INC                                                                            9,037
          300                 PROVIDIAN FINANCIAL CORP                                                               27,825
          500                 REGIONS FINANCIAL CORP                                                                 18,875
          300                 REPUBLIC NEW YORK CORP                                                                 20,381
          400                 SOUTHTRUST CORP                                                                        15,500
          400                 STATE STREET CORP                                                                      33,125
          400                 SUMMIT BANCORP                                                                         17,075
          800                 SUNTRUST BANKS, INC                                                                    55,050
          500                 SYNOVUS FINANCIAL CORP                                                                 10,218
          200                 TCF FINANCIAL CORP                                                                      5,775
        1,600                 U.S. BANCORP                                                                           54,500
          300                 UNION PLANTERS CORP                                                                    12,900
          400                 WACHOVIA CORP                                                                          34,725
        1,400                 WASHINGTON MUTUAL, INC                                                                 51,012
        3,600                 WELLS FARGO CO                                                                        152,550
          100                 WESTAMERICA BANCORP                                                                     3,687
          100                 WILMINGTON TRUST CORP                                                                   5,693
          200                 ZIONS BANCORP                                                                          11,309
                                                                                                            ---------------

                                                                                                                  2,076,281
                                                                                                            ---------------

                        EATING AND DRINKING PLACES - 0.83%
          100                 APPLEBEES INTERNATIONAL, INC                                                            3,087
          300                 DARDEN RESTAURANTS, INC                                                                 6,712
          600                 MARRIOTT INTERNATIONAL (CLASS A)                                                       22,500
        3,300                 MCDONALD'S CORP                                                                       137,156
          200              *  OUTBACK STEAKHOUSE, INC                                                                 7,418
          400              *  TRICON GLOBAL RESTAURANTS, INC                                                         19,500
          100              *  U.S. FOODSERVICE, INC                                                                   4,218
          200                 VIAD CORP                                                                               6,012
          200                 WENDYS INTERNATIONAL, INC                                                               5,762
                                                                                                            ---------------

                                                                                                                    212,365
                                                                                                            ---------------

                        ELECTRIC, GAS, AND SANITARY SERVICES - 3.54%
          300              *  AES CORP                                                                               16,781
          300                 ALLEGHENY ENERGY, INC                                                                  10,312
          200              *  ALLIANT ENERGY CORP                                                                     6,012

          300              *  ALLIED WASTE INDUSTRIES, INC                                                            5,718
          300                 AMEREN CORP                                                                            11,737
          400                 AMERICAN ELECTRIC POWER CO, INC                                                        16,850
          100              *  CALPINE CORP                                                                            4,937
          300                 CAROLINA POWER & LIGHT CO                                                              13,050
          500                 CENTRAL & SOUTH WEST CORP                                                              12,718
          300                 CINERGY CORP                                                                            9,881
          200                 CMS ENERGY CORP                                                                         8,662
          500                 COASTAL CORP                                                                           20,500
          200                 COLUMBIA ENERGY GROUP                                                                  12,525
          600                 CONSOLIDATED EDISON CO OF N.Y., INC                                                    27,787
          200                 CONSOLIDATED NATURAL GAS CO                                                            12,062
          300                 CONSTELLATION ENERGY GROUP                                                              9,018
          500                 DOMINION RESOURCES, INC                                                                22,312
          300                 DPL, INC                                                                                5,831
          200                 DQE, INC                                                                                8,575
          300                 DTE ENERGY CO                                                                          12,806
          800                 DUKE ENERGY CORP                                                                       45,400
          800                 EDISON INTERNATIONAL CO                                                                22,700
          200                 EL PASO ENERGY CORP                                                                     7,537
          300                 ENERGY EAST CORP                                                                        8,025
          600                 ENTERGY CORP                                                                           19,087
          100                 EQUITABLE RESOURCES, INC                                                                3,587
          500                 FIRSTENERGY CORP                                                                       15,656
          200                 FLORIDA PROGRESS CORP                                                                   8,462
          400                 FPL GROUP, INC                                                                         22,800
          300                 GPU, INC                                                                               12,937
          100                 HAWAIIAN ELECTRIC INDUSTRIES, INC                                                       3,575
          300                 KEYSPAN CORP                                                                            8,118
          300                 LOUISVILLE GAS & ELECTRIC ENERGY CORP                                                   6,712
          200                 MCN ENERGY GROUP, INC                                                                   4,262
          200                 MINNESOTA POWER, INC                                                                    4,112
          100                 MONTANA POWER CO                                                                        7,025
          100                 NATIONAL FUEL GAS CO                                                                    4,968
          200                 NEW CENTURY ENERGIES, INC                                                               7,925
          100                 NEW ENGLAND ELECTRIC SYSTEMS CO                                                         5,068
          400              *  NIAGARA MOHWAK HOLDINGS, INC                                                            6,200
          100                 NICOR, INC                                                                              3,825
          300              *  NISOURCE, INC                                                                           8,212
          300              *  NORTHEAST UTILITIES CO                                                                  5,343
          300                 NORTHERN STATES POWER CO                                                                7,631
          200                 OGE ENERGY CORP                                                                         5,000
          600                 PACIFICORP                                                                             11,550
          500                 PECO ENERGY CO                                                                         23,062
          100                 PEOPLES ENERGY CORP                                                                     3,806
          800                 PG&E CORP                                                                              26,400
          200                 PINNACLE WEST CAPITAL CORP                                                              8,150
          300                 POTOMAC ELECTRIC POWER CO                                                               8,962
          300                 PP&L RESOURCES, INC                                                                     9,393
          500                 PUBLIC SERVICE ENTERPRISE GROUP, INC                                                   20,656
          200                 PUGET SOUND ENERGY, INC                                                                 5,062
          200                 QUESTAR CORP                                                                            3,825
          600              *  RELIANT ENERGY, INC                                                                    16,800
          200                 SCANA CORP                                                                              5,050
          500                 SEMPRA ENERGY                                                                          11,406

          200                 SONAT, INC                                                                              7,287
        1,700                 SOUTHERN CO                                                                            47,387
          300                 TECO ENERGY, INC                                                                        6,956
          700                 TEXAS UTILITIES CO                                                                     29,881
          500                 UNICOM CORP                                                                            20,187
          200                 UTILICORP UNITED, INC                                                                   5,000
        1,400                 WASTE MANAGEMENT, INC                                                                  78,137
        1,000                 WILLIAMS COS, INC                                                                      49,125
          200                 WISCONSIN ENERGY CORP                                                                   5,512
          100                 WPS RESOURCES CORP                                                                      3,112
                                                                                                            ---------------

                                                                                                                    908,947
                                                                                                            ---------------

                        ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.72%
          300              *  ADC TELECOMMUNICATIONS, INC                                                            14,137
          300              *  ADVANCED MICRO DEVICES, INC                                                             5,737
          300                 ALLEGHENY TELEDYNE, INC                                                                 6,600
          500              *  ALTERA CORP                                                                            18,812
          300              *  AMERICAN POWER CONVERSION CORP                                                          6,281
          300              *  AMERICAN TOWER SYSTEMS (CLASS A)                                                        7,687
          400              *  ANALOG DEVICES, INC                                                                    18,950
          200              *  ATMEL CORP                                                                              4,750
          200              *  CIENA CORP                                                                              6,325
          100              *  COMVERSE TECHNOLOGY, INC                                                                7,500
          200                 COOPER INDUSTRIES, INC                                                                 10,625
          100                 DALLAS SEMICONDUCTOR CORP                                                               4,962
          900                 EMERSON ELECTRIC CO                                                                    61,031
        7,100                 GENERAL ELECTRIC CO                                                                   749,493
          300              *  GENERAL INSTRUMENT CORP                                                                13,106
          200                 HARRIS CORP                                                                             7,575
          100                 HUBBELL, INC (CLASS B)                                                                  4,318
        7,200                 INTEL CORP                                                                            409,050
          100              *  JABIL CIRCUIT, INC                                                                      4,625
          100              *  LEVEL ONE COMMUNICATIONS, INC                                                           4,687
          400                 LINEAR TECHNOLOGY CO                                                                   25,600
          300              *  LSI LOGIC CORP                                                                         13,500
          300              *  MAXIM INTEGRATED PRODUCTS                                                              19,293
          200                 MAYTAG CO                                                                              13,275
          100              *  MICROCHIP TECHNOLOGY, INC                                                               4,918
          500              *  MICRON TECHNOLOGY, INC                                                                 23,593
          100              *  MMC NETWORKS, INC                                                                       3,587
          200                 MOLEX, INC                                                                              6,712
        1,400                 MOTOROLA, INC                                                                         135,187
          300              *  NATIONAL SEMICONDUCTOR CORP                                                             7,050
          100                 NATIONAL SERVICE INDUSTRIES, INC                                                        3,718
          100              *  PMC-SIERRA, INC                                                                         6,000
          300              *  QUALCOMM, INC                                                                          39,150
          200                 RAYCHEM CORP                                                                            7,212
          100              *  SANMINA CORP                                                                            8,121
          100              *  SCI SYSTEMS, INC                                                                        4,818
          200                 SCIENTIFIC-ATLANTA, INC                                                                 7,400
          100              *  SDL, INC                                                                                5,487
          600              *  SOLECTRON CORP                                                                         40,200
          800              *  TELLABS, INC                                                                           56,100

          900                 TEXAS INSTRUMENTS, INC                                                                122,850
          100                 THOMAS & BETTS CORP                                                                     4,718
          100              *  UNIPHASE CORP                                                                          15,400
          200              *  VITESSE SEMICONDUCTOR CORP                                                             13,450
          200                 WHIRLPOOL CORP                                                                         13,250
          300              *  XILINX, INC                                                                            16,462
                                                                                                            ---------------

                                                                                                                  1,983,302
                                                                                                            ---------------

                        ENGINEERING AND MANAGEMENT SERVICES - 0.09%
          100                 EG & G, INC                                                                             3,106
          200              *  QUINTILES TRANSNATIONAL CORP                                                            8,150
          600                 SERVICEMASTER CO                                                                       10,912
                                                                                                            ---------------

                                                                                                                     22,168
                                                                                                            ---------------

                        FABRICATED METAL PRODUCTS - 0.73%
          100                 BALL CORP                                                                               4,793
          200                 CROWN CORK & SEAL CO, INC                                                               6,625
        2,700                 GILLETTE CO                                                                           114,243
          800                 MASCO CORP                                                                             23,150
          200                 PARKER-HANNIFIN CORP                                                                    9,412
          400                 ROCKWELL INTERNATIONAL CORP                                                            24,800
          100                 SNAP-ON, INC                                                                            3,681
                                                                                                            ---------------

                                                                                                                    186,704
                                                                                                            ---------------

                        FOOD AND KINDRED PRODUCTS - 3.49%
        1,100                 ANHEUSER BUSCH COS, INC                                                                78,237
        1,300                 ARCHER DANIELS MIDLAND CO                                                              19,662
          700                 BESTFOODS, INC                                                                         35,175
          100                 BROWN FORMAN, INC (CLASS B)                                                             6,425
          500                 CAMPBELL SOUP CO                                                                       22,062
        5,500                 COCA COLA CO                                                                          338,593
          500                 COCA COLA ENTERPRISES, INC                                                             16,562
        1,200                 CONAGRA, INC                                                                           32,175
          100                 DEAN FOODS CO                                                                           4,018
          200                 FLOWERS INDUSTRIES, INC                                                                 4,175
          400                 GENERAL MILLS, INC                                                                     31,850
          700                 HEINZ (H.J.) CO                                                                        33,906
          200                 HERSHEY FOODS CORP                                                                     11,425
          100                 IBP, INC                                                                                2,231
          500                 KELLOGG CO                                                                             16,000
          100                 NABISCO HOLDINGS CORP (CLASS A)                                                         4,312
        3,500                 PEPSICO, INC                                                                          124,687
          300                 QUAKER OATS CO                                                                         20,362
          600                 RALSTON PURINA CO                                                                      17,625
        2,200                 SARA LEE CORP                                                                          53,487
          100              *  SMITHFIELD FOODS, INC                                                                   3,106
          200                 WHITMAN CORP                                                                            3,425
          200                 WRIGLEY (WM) JR CO                                                                     16,600
                                                                                                            ---------------

                                                                                                                    896,100
                                                                                                            ---------------
                        FOOD STORES - 0.80%
          500                 ALBERTSONS, INC                                                                        27,968
          700                 AMERICAN STORES CO                                                                     24,543
          800                 FOOD LION, INC (CLASS B)                                                                9,650
          100                 HANNAFORD BROTHERS, INC                                                                 5,443
          900              *  KROGER CO                                                                              50,343
        1,200              *  SAFEWAY, INC                                                                           59,400
          400              *  STARBUCKS CORP                                                                         15,400
          100              *  WHOLE FOODS MARKET, INC                                                                 4,400
          200              *  WINN DIXIE STORES, INC                                                                  7,400
                                                                                                            ---------------

                                                                                                                    204,547
                                                                                                            ---------------

                        FORESTRY - 0.02%
          200                 GEORGIA-PACIFIC CORP (TIMBER GROUP)                                                     4,925
                                                                                                            ---------------

                        FURNITURE AND FIXTURES - 0.07%
          100              *  LEAR CORP                                                                               4,912
          300                 LEGGETT & PLATT, INC                                                                    7,931
          200                 MILLER (HERMAN), INC                                                                    4,325
                                                                                                            ---------------

                                                                                                                     17,168
                                                                                                            ---------------

                        FURNITURE AND HOMEFURNISHINGS STORES - 0.26%
          200              *  BED BATH & BEYOND, INC                                                                  7,500
          300              *  BEST BUY, INC                                                                          17,831
          200                 CIRCUIT CITY STORES-CIRCUIT CITY GROUP                                                 17,662
          100              *  LINENS N THINGS, INC                                                                    4,675
          200                 TANDY CORP                                                                             18,000
                                                                                                            ---------------

                                                                                                                     65,668
                                                                                                            ---------------

                        GENERAL BUILDING CONTRACTORS - 0.03%
          100                 CENTEX CORP                                                                             3,631
          100                 HILLENBRAND INDUSTRIES, INC                                                             3,937
                                                                                                            ---------------

                                                                                                                      7,568
                                                                                                            ---------------

                        GENERAL MERCHANDISE STORES - 2.39%
          200              *  CONSOLIDATED STORES CORP                                                                6,450
          500              *  COSTCO COS, INC                                                                        38,531
        1,100                 DAYTON HUDSON CORP                                                                     73,012
          200                 DILLARDS, INC (CLASS A)                                                                 7,312
          400                 DOLLAR GENERAL CORP                                                                    11,450
          100              *  DOLLAR TREE STORES, INC                                                                 4,162
          300              *  FAMILY DOLLAR STORES, INC                                                               7,031
          500              *  FEDERATED DEPARTMENT STORES, INC                                                       27,500

          100                 HARCOURT GENERAL, INC                                                                   5,093
        1,100              *  K MART CORP                                                                            18,768
          300              *  KOHLS CORP                                                                             21,506
          800                 MAY DEPARTMENT STORES CO                                                               32,950
          500                 PENNEY, (J.C.) CO, INC                                                                 25,437
          300              *  SAKS, INC                                                                               8,118
          900                 SEARS ROEBUCK & CO                                                                     42,975
          100              *  SHOPKO STORES, INC                                                                      3,543
        6,200                 WAL-MART STORES, INC                                                                  279,387
                                                                                                            ---------------

                                                                                                                    613,225
                                                                                                            ---------------

                        HEALTH SERVICES - 0.28%
        1,300                 COLUMBIA/HCA HEALTHCARE CORP                                                           29,900
          100              *  EXPRESS SCRIPTS, INC                                                                    5,846
          200              *  HCR MANOR CARE                                                                          5,100
          500              *  HEALTH MANAGEMENT ASSOCIATES, INC (CLASS A)(NEW)                                        5,593
          900              *  HEALTHSOUTH CORP                                                                       12,993
          700              *  TENET HEALTHCARE CORP                                                                  13,387
                                                                                                            ---------------

                                                                                                                     72,819
                                                                                                            ---------------

                        HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.03%
          200                 FLUOR CORP                                                                              8,187
                                                                                                            ---------------

                        HOLDING AND OTHER INVESTMENT OFFICES - 0.37%
          100                 APARTMENT INVESTMENT & MANAGEMENT CO                                                    4,350
          200                 ARCHSTONE COMMUNITIES TRUST                                                             4,425
          100                 AVALONBAY COMMUNITIES, INC                                                              3,575
          200                 CORNERSTONE PROPERTIES, INC                                                             3,250
          100                 COUSINS PROPERTIES, INC                                                                 3,600
          200                 DUKE REALTY INVESTMENTS, INC                                                            4,525
          600                 EQUITY OFFICE PROPERTIES TRUST                                                         15,900
          300                 EQUITY RESIDENTIAL PROPERTIES TRUST CO                                                 13,612
          100                 GENERAL GROWTH PROPERTIES, INC                                                          3,787
          300                 HRPT PROPERTIES TRUST                                                                   4,500
          100                 KIMCO REALTY CORP                                                                       3,931
          200                 NEW PLAN EXCEL REALTY TRUST                                                             3,950
          100                 POST PROPERTIES, INC                                                                    4,100
          200                 PUBLIC STORAGE, INC                                                                     5,750
          400                 STARWOOD HOTELS & RESORTS WORLDWIDE                                                    12,375
          100                 WEINGARTEN REALTY INVESTORS, INC                                                        4,206
                                                                                                            ---------------

                                                                                                                     95,836
                                                                                                            ---------------

                        HOTELS AND OTHER LODGING PLACES - 0.20%
        1,700              *  CENDANT CORP                                                                           32,831
          400                 HILTON HOTELS CORP                                                                      5,525
          200              *  MANDALAY RESORT GROUP                                                                   4,750
          500              *  PARK PLACE ENTERTAINMENT                                                                4,968
          100              *  PROMUS HOTEL CORP                                                                       2,681

                                                                                                            ---------------

                                                                                                                     50,755
                                                                                                            ---------------
                        INDUSTRIAL MACHINERY AND EQUIPMENT - 7.99%
          900              *  3COM CORP                                                                              27,843
          200              *  ADAPTEC, INC                                                                            6,900
          200              *  AMERICAN STANDARD COS, INC                                                              9,787
          300              *  APPLE COMPUTER, INC                                                                    13,950
          900              *  APPLIED MATERIALS, INC                                                                 63,000
          700                 BAKER HUGHES, INC                                                                      22,925
          200                 BLACK & DECKER CORP                                                                    11,925
          200                 BRUNSWICK CORP                                                                          5,175
          300              *  CABLETRON SYSTEMS, INC                                                                  4,406
          200                 CASE CORP                                                                               9,662
          900                 CATERPILLAR, INC                                                                       54,787
        3,600              *  CISCO SYSTEMS, INC                                                                    443,250
        4,100                 COMPAQ COMPUTER CORP                                                                   90,712
          100              *  COOPER CAMERON CORP                                                                     3,787
          100                 CUMMINS ENGINE CO, INC                                                                  5,712
          500                 DEERE & CO                                                                             20,750
        5,100              *  DELL COMPUTER CORP                                                                    198,581
          500                 DOVER CORP                                                                             19,625
        2,400              *  EMC CORP                                                                              142,350
          200              *  GATEWAY, INC                                                                           13,075
        2,100                 HEWLETT-PACKARD CO                                                                    197,400
          400                 INGERSOLL-RAND CO                                                                      27,250
        4,000                 INTERNATIONAL BUSINESS MACHINES CORP                                                  499,000
          100                 KAYDON CORP                                                                             3,462
          300              *  LEXMARK INTERNATIONAL GROUP (CLASS A)                                                  20,868
          100              *  NOVELLUS SYSTEMS, INC                                                                   6,887
          300                 PALL CORP                                                                               6,356
          100                 PENTAIR, INC                                                                            4,343
          600                 PITNEY BOWES, INC                                                                      38,437
          400              *  QUANTUM CORP                                                                           10,025
          500              *  SEAGATE TECHNOLOGY, INC                                                                14,968
          400              *  SILICON GRAPHICS, INC                                                                   5,350
          100              *  SMITH INTERNATIONAL, INC                                                                4,406
          200                 SYMBOL TECHNOLOGIES, INC                                                                7,475
          400                 TENNECO, INC                                                                           10,250
          600              *  UNISYS CORP                                                                            22,800
          100                 YORK INTERNATIONAL CORP                                                                 4,043
                                                                                                            ---------------

                                                                                                                  2,051,522
                                                                                                            ---------------

                        INSTRUMENTS AND RELATED PRODUCTS - 2.26%
          100                 BARD (C.R.), INC                                                                        4,256
          100                 BAUSCH & LOMB, INC                                                                      7,031
          700                 BAXTER INTERNATIONAL, INC                                                              43,181
          100                 BECKMAN COULTER, INC                                                                    5,062
          600                 BECTON DICKINSON & CO                                                                  18,000
          200                 BIOMET, INC                                                                             8,337
          600              *  BOSTON SCIENTIFIC CORP                                                                 24,075
          800                 EASTMAN KODAK CO                                                                       56,950

          700                 GUIDANT CORP                                                                           32,200
          300                 HONEYWELL, INC                                                                         37,462
          200                 JOHNSON CONTROLS, INC                                                                  12,850
          200              *  KLA-TENCOR CORP                                                                        12,062
          100              *  LITTON INDUSTRIES, INC                                                                  6,931
        1,400                 MEDTRONIC, INC                                                                        104,125
          100                 MILLIPORE CORP                                                                          3,481
          100              *  PE CORP-PE BIOSYSTEMS GROUP                                                            11,550
          700                 RAYTHEON CO (CLASS B)                                                                  49,175
          200              *  ST. JUDE MEDICAL, INC                                                                   7,250
          200                 STRYKER CORP                                                                           12,212
          200              *  TERADYNE, INC                                                                          13,987
          300              *  THERMO ELECTRON CORP                                                                    5,587
          100              *  VISX, INC                                                                               7,450
          100              *  WATERS CORP                                                                             5,175
        1,600                 XEROX CORP                                                                             91,200
                                                                                                            ---------------

                                                                                                                    579,589
                                                                                                            ---------------

                        INSURANCE AGENTS, BROKERS AND SERVICE - 0.18%
          600                 MARSH & MCLENNAN COS, INC                                                              46,312
                                                                                                            ---------------

                        INSURANCE CARRIERS - 5.14%
          300                 AETNA, INC                                                                             28,031
          600                 AFLAC, INC                                                                             30,000
          100                 ALLMERICA FINANCIAL CORP                                                                6,112
        1,800                 ALLSTATE CORP                                                                          67,162
          100                 AMBAC FINANCIAL GROUP, INC                                                              5,687
          100                 AMERICAN FINANCIAL GROUP, INC                                                           3,400
          500                 AMERICAN GENERAL CORP                                                                  36,593
        3,000                 AMERICAN INTERNATIONAL GROUP, INC                                                     364,125
          500                 AON CORP                                                                               20,750
          400                 CHUBB CORP                                                                             29,300
          500                 CIGNA CORP                                                                             47,343
          300                 CINCINNATI FINANCIAL CORP                                                              11,437
        7,300                 CITIGROUP, INC                                                                        343,100
          800                 CONSECO, INC                                                                           24,950
          200                 EQUITABLE COS, INC                                                                     13,787
          100                 FINANCIAL SECURITY ASSURANCE HOLDINGS LTD                                               5,381
          200              *  FOUNDATION HEALTH SYSTEMS (CLASS A)                                                     3,400
          500                 HARTFORD FINANCIAL SERVICES GROUP, INC                                                 30,187
          100                 HARTFORD LIFE, INC (CLASS A)                                                            5,137
          100                 HSB GROUP, INC                                                                          4,100
          300              *  HUMANA, INC                                                                             4,143
          300                 JEFFERSON-PILOT CORP                                                                   19,725
          200                 LINCOLN NATIONAL CORP                                                                  21,050
          100                 LOEWS CORP                                                                              8,025
          200                 MBIA, INC                                                                              13,075
          100                 MERCURY GENERAL CORP                                                                    3,656
          200                 MGIC INVESTMENT CORP                                                                    8,900
          300                 OLD REPUBLIC INTERNATIONAL CORP                                                         5,287
          200              *  OXFORD HEALTH PLANS, INC                                                                3,575
          100              *  PACIFICARE HEALTH SYSTEMS, INC (CLASS B)                                                8,562

          100                 PROGRESSIVE CORP                                                                       15,000
          100                 PROTECTIVE LIFE CORP                                                                    3,575
          200                 PROVIDENT COS, INC                                                                      8,375
          200                 RELIASTAR FINANCIAL CORP                                                                8,300
          300                 SAFECO CORP                                                                            13,181
          500                 ST. PAUL COS, INC                                                                      17,125
          300                 TORCHMARK CORP                                                                         10,256
          100                 TRAVELERS PROPERTY CASUALTY CORP                                                        3,881
          100              *  TRIGON HEALTHCARE, INC                                                                  3,731
          400                 UNITED HEALTHCARE CORP                                                                 26,325
          300                 UNUM CORP                                                                              17,175
          200              *  WELLPOINT HEALTH NETWORKS, INC                                                         18,075
                                                                                                            ---------------

                                                                                                                  1,320,979
                                                                                                            ---------------

                        LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
          100              *  COACH U.S.A., INC                                                                       4,268
                                                                                                            ---------------

                        LUMBER AND WOOD PRODUCTS - 0.23%
          400                 GEORGIA-PACIFIC CORP (PACKING GROUP)                                                   20,975
          200                 LOUISIANA PACIFIC CORP                                                                  4,550
          500                 WEYERHAEUSER CO                                                                        33,593
                                                                                                            ---------------

                                                                                                                     59,118
                                                                                                            ---------------

                        METAL MINING - 0.04%
          300                 FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS B)                                           4,725
          100                 PHELPS DODGE CORP                                                                       6,012
                                                                                                            ---------------

                                                                                                                     10,737
                                                                                                            ---------------

                        MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.48%
          300                 HASBRO, INC                                                                             8,718
        1,000                 MATTEL, INC                                                                            23,375
        1,000                 MINNESOTA MINING & MANUFACTURING CO                                                    90,250
                                                                                                            ---------------

                                                                                                                    122,343
                                                                                                            ---------------

                        MISCELLANEOUS RETAIL - 0.89%
          200              *  AMAZON.COM, INC                                                                        24,700
          200              *  BORDERS GROUP, INC                                                                      3,150
          900                 CVS CORP                                                                               46,856
          900              *  OFFICE DEPOT, INC                                                                      20,418
          600                 RITE AID CORP                                                                          15,037
        1,000              *  STAPLES, INC                                                                           30,000
          100                 TIFFANY & CO                                                                            8,837
          500              *  TOYS R US, INC                                                                         11,406
        2,400                 WALGREEN CO                                                                            65,400
          100              *  ZALE CORP                                                                               3,562
                                                                                                            ---------------

                                                                                                                    229,366
                                                                                                            ---------------

                        MOTION PICTURES - 1.17%
        4,900                 DISNEY (WALT) CO                                                                      150,675
          100              *  KING WORLD PRODUCTIONS, INC                                                             3,575
        2,200              *  TIME WARNER, INC                                                                      146,712
                                                                                                            ---------------

                                                                                                                    300,962
                                                                                                            ---------------

                        NONDEPOSITORY INSTITUTIONS - 2.20%
        1,000                 AMERICAN EXPRESS CO                                                                   126,312
        1,800                 ASSOCIATES FIRST CAPITAL CORP                                                          73,800
          400                 CAPITAL ONE FINANCIAL CORP                                                             20,950
          200                 COUNTRYWIDE CREDIT INDUSTRIES, INC                                                      9,050
        2,500                 FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                 160,312
          100                 FINOVA GROUP, INC                                                                       5,275
        1,700                 FREDDIE MAC                                                                            93,287
        1,200                 HOUSEHOLD INTERNATIONAL, INC                                                           56,700
          400                 SLM HOLDINGS CORP                                                                      18,675
                                                                                                            ---------------

                                                                                                                    564,361
                                                                                                            ---------------

                        NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
          100                 MARTIN MARIETTA MATERIALS, INC                                                          5,556
          200                 VULCAN MATERIALS CO                                                                     8,600
                                                                                                            ---------------

                                                                                                                     14,156
                                                                                                            ---------------

                        OIL AND GAS EXTRACTION - 0.63%
          200                 ANADARKO PETROLEUM CORP                                                                 7,612
          200                 APACHE CORP                                                                             7,437
          200              *  BJ SERVICES CO                                                                          5,737
          400                 BURLINGTON RESOURCES, INC                                                              17,150
          100                 DEVON ENERGY CORP                                                                       3,625
          300                 ENSCO INTERNATIONAL, INC                                                                5,775
          300              *  GLOBAL MARINE, INC                                                                      4,462
        1,100                 HALLIBURTON CO                                                                         48,193
          200                 KERR-MCGEE CORP                                                                         9,987
          200              *  NABORS INDUSTRIES, INC                                                                  4,600
          300              *  NOBLE DRILLING CORP                                                                     5,606
          800                 OCCIDENTAL PETROLEUM CORP                                                              17,450
          400              *  OCEAN ENERGY, INC (NEW)                                                                 3,800
          200                 TRANSOCEAN OFFSHORE, INC                                                                5,200
          500                 UNION PACIFIC RESOURCES GROUP, INC                                                      7,937
          200              *  WEATHERFORD INTERNATIONAL                                                               7,037
                                                                                                            ---------------

                                                                                                                    161,608
                                                                                                            ---------------

                        PAPER AND ALLIED PRODUCTS - 0.89%
          200                AVERY DENNISON CORP                                                                     12,500

%

          100                 BEMIS, INC                                                                              3,906
          100                 BOISE CASCADE CORP                                                                      4,387
          100                 BOWATER, INC                                                                            5,268
          200                 CHAMPION INTERNATIONAL CORP                                                            10,437
          500                 FORT JAMES CORP                                                                        18,656
        1,000                 INTERNATIONAL PAPER CO                                                                 54,500
        1,300                 KIMBERLY-CLARK CORP                                                                    72,231
          200                 MEAD CORP                                                                               8,450
          100                 POTLATCH CORP                                                                           4,256
          300              *  SMURFIT-STONE CONTAINER CORP                                                            6,468
          200                 SONOCO PRODUCTS CO                                                                      5,200
          100                 TEMPLE-INLAND, INC                                                                      7,206
          200                 WESTVACO CORP                                                                           6,125
          200                 WILLAMETTE INDUSTRIES, INC                                                              9,475
                                                                                                            ---------------

                                                                                                                    229,065
                                                                                                            ---------------

                        PERSONAL SERVICES - 0.13%
          200                 BLOCK (H&R), INC                                                                        9,912
          200                 CINTAS CORP                                                                            12,325
          600                 SERVICE CORP INTERNATIONAL                                                             11,550
                                                                                                            ---------------

                                                                                                                     33,787
                                                                                                            ---------------

                        PETROLEUM AND COAL PRODUCTS - 4.17%
          200                 AMERADA HESS CORP                                                                      12,062
          100                 ASHLAND, INC                                                                            4,175
          800                 ATLANTIC RICHFIELD CO                                                                  68,700
        1,600                 CHEVRON CORP                                                                          145,100
        1,000              *  CONOCO, INC (CLASS A)                                                                  27,625
        5,800                 EXXON CORP                                                                            453,850
        1,900                 MOBIL CORP                                                                            188,931
          100                 MURPHY OIL CORP                                                                         4,881
          500                 PHILLIPS PETROLEUM CO                                                                  25,093
          200                 SUNOCO, INC                                                                             6,050
        1,200                 TEXACO, INC                                                                            76,425
          300                 TOSCO CORP                                                                              6,993
          200                 ULTRAMAR DIAMOND SHAMROCK CORP                                                          4,525
          600                 UNOCAL CORP                                                                            25,087
          700                 USX-MARATHON GROUP, INC                                                                22,312
                                                                                                            ---------------

                                                                                                                  1,071,809
                                                                                                            ---------------

                        PRIMARY METAL INDUSTRIES - 0.35%
          900              *  ALCOA, INC                                                                             57,375
          200                 ENGELHARD CORP                                                                          4,700
          100              *  MUELLER INDUSTRIES, INC                                                                 3,287
          200                 NUCOR CORP                                                                              9,237
          100                 PRECISION CAST PARTS CORP                                                               4,243
          100                 REYNOLDS METALS CO                                                                      5,737
          200                 USX-US STEEL GROUP, INC                                                                 5,437
                                                                                                            ---------------

                                                                                                                     90,016
                                                                                                            ---------------

                        PRINTING AND PUBLISHING - 0.72%
          200                 BELO (A.H.) CORP SERIES A                                                               4,237
          100                 CENTRAL NEWSPAPERS, INC (CLASS A)                                                       3,600
          200                 DELUXE CORP                                                                             7,612
          200                 DONNELLEY (R.R.) & SONS CO                                                              7,587
          100                 DOW JONES & CO, INC                                                                     5,300
          700                 GANNETT CO, INC                                                                        52,456
          100                 HOUGHTON MIFFLIN CO                                                                     4,781
          200                 KNIGHT-RIDDER, INC                                                                     11,150
          500                 MCGRAW HILL COS, INC                                                                   26,906
          100                 MEREDITH CORP                                                                           3,468
          400                 NEW YORK TIMES CO (CLASS A)                                                            15,200
          300              *  PRIMEDIA, INC                                                                           4,800
          200                 REYNOLDS & REYNOLDS CO (CLASS A)                                                        4,587
          100                 SCRIPPS (E.W.) CO (CLASS A)                                                             4,593
          200                 TIMES MIRROR CO SERIES A                                                               12,250
          200                 TRIBUNE CO                                                                             17,375
                                                                                                            ---------------

                                                                                                                    185,902
                                                                                                            ---------------

                        RAILROAD TRANSPORTATION - 0.51%
        1,100                 BURLINGTON NORTHERN SANTA FE CORP                                                      34,100
          500                 CSX CORP                                                                               22,625
          200                 KANSAS CITY SOUTHERN INDUSTRIES, INC                                                   12,150
          900                 NORFOLK SOUTHERN CORP                                                                  28,406
          600                 UNION PACIFIC CORP                                                                     34,425
                                                                                                            ---------------

                                                                                                                    131,706
                                                                                                            ---------------

                        RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.44%
          100                 APTARGROUP, INC                                                                         2,950
          100                 ARMSTRONG WORLD INDUSTRIES, INC                                                         5,812
          100                 CARLISLE COS, INC                                                                       4,837
          200                 GOODRICH (B.F.) CO                                                                      8,300
          400                 GOODYEAR TIRE & RUBBER CO                                                              22,925
          500                 ILLINOIS TOOL WORKS, INC                                                               39,750
          200                 NIKE, INC (CLASS B)                                                                    11,962
          200              *  SEALED AIR CORP                                                                        13,012
          200                 SOLUTIA, INC                                                                            4,712
                                                                                                            ---------------

                                                                                                                    114,260
                                                                                                            ---------------

                        SECURITY AND COMMODITY BROKERS - 1.70%
          200                 BEAR STEARNS COS, INC                                                                   8,625
          100                 DONALDSON, LUFKIN & JENRETTE, INC                                                       5,812
          400              *  E TRADE GROUP, INC                                                                     16,275
          100                 EDWARDS (A.G.), INC                                                                     3,187
          400                 FRANKLIN RESOURCES, INC                                                                15,950
          100                 LEGG MASON, INC                                                                         3,493

          300                 LEHMAN BROTHERS HOLDINGS, INC                                                          18,093
          800                 MERRILL LYNCH & CO, INC                                                                62,600
        1,400                 MORGAN STANLEY, DEAN WITTER, & CO                                                     139,650
          200                 PAINE WEBBER GROUP, INC                                                                 8,762
          200                 PRICE (T. ROWE) ASSOCIATES, INC                                                         7,068
          800                 SCHWAB (CHARLES) CORP                                                                  78,600
        1,000              *  THE GOLDMAN SACHS GROUP, INC                                                           69,812
                                                                                                            ---------------

                                                                                                                    437,927
                                                                                                            ---------------

                        STONE, CLAY, AND GLASS PRODUCTS - 0.24%
          600                 CORNING, INC                                                                           36,525
          100                 OWENS CORNING CO                                                                        3,662
          300              *  OWENS ILLINOIS, INC                                                                     9,956
          100                 SOUTHDOWN, INC                                                                          6,368
          100                 USG CORP                                                                                5,443
                                                                                                            ---------------

                                                                                                                     61,954
                                                                                                            ---------------

                        TEXTILE MILL PRODUCTS - 0.02%
          300                 SHAW INDUSTRIES, INC                                                                    5,718
                                                                                                            ---------------

                        TOBACCO PRODUCTS - 0.96%
          400                 FORTUNE BRANDS, INC                                                                    17,000
        5,200                 PHILIP MORRIS COS, INC                                                                217,750
          400                 UST, INC                                                                               12,950
                                                                                                            ---------------

                                                                                                                    247,700
                                                                                                            ---------------

                        TRANSPORTATION BY AIR - 0.50%
          100              *  ALASKA AIR GROUP, INC                                                                   4,037
          400              *  AMR CORP                                                                               26,850
          200                 COMAIR HOLDINGS, INC                                                                    4,400
          300                 DELTA AIRLINES, INC                                                                    17,625
          700              *  FDX CORP                                                                               39,287
          100              *  NORTHWEST AIRLINES CORP (CLASS A)                                                       3,337
          700                 SOUTHWEST AIRLINES CO                                                                  22,881
          200              *  U.S. AIRWAYS GROUP, INC                                                                 9,350
                                                                                                            ---------------

                                                                                                                    127,767
                                                                                                            ---------------

                        TRANSPORTATION EQUIPMENT - 3.09%
        1,200                 ALLIED SIGNAL, INC                                                                     81,675
          200                 AUTOLIV, INC                                                                            6,287
        2,300                 BOEING CO                                                                              98,900
          100                 BORG-WARNER AUTOMOTIVE, INC                                                             5,518
          100                 CORDANT TECHNOLOGIES, INC                                                               4,637
          400                 DANA CORP                                                                              19,575
          200                 DANAHER CORP                                                                           12,650
        1,400                 DELPHI AUTOMOTIVE SYSTEMS CORP                                                         26,337

          200                 EATON CORP                                                                             18,312
          200                 FEDERAL-MOGUL CORP                                                                     10,762
        2,700                 FORD MOTOR CO                                                                         148,331
          300                 GENERAL DYNAMICS CORP                                                                  19,987
        1,600                 GENERAL MOTORS CORP                                                                   102,000
          300              *  GENERAL MOTORS CORP (CLASS H)                                                          16,987
          200              *  GENTEX CORP                                                                             6,743
          200              *  GULFSTREAM AEROSPACE CORP                                                              13,062
          300                 HARLEY DAVIDSON, INC                                                                   16,181
          200                 ITT INDUSTRIES, INC                                                                     7,550
          800                 LOCKHEED MARTIN CORP                                                                   28,200
          100              *  NAVISTAR INTERNATIONAL CORP                                                             5,181
          100                 NORTHROP GRUMMAN CORP                                                                   6,518
          200                 PACCAR, INC                                                                            10,862
          100              *  SPX CORP                                                                                8,387
          300                 TEXTRON, INC                                                                           24,825
          100                 TRINITY INDUSTRIES, INC                                                                 3,200
          200                 TRW, INC                                                                               10,750
        1,200                 UNITED TECHNOLOGIES CORP                                                               80,625
                                                                                                            ---------------

                                                                                                                    794,042
                                                                                                            ---------------

                        TRANSPORTATION SERVICES - 0.03%
          100                GALILEO INTERNATIONAL, INC                                                               4,900
          100                GATX CORP                                                                                3,781
                                                                                                            ---------------

                                                                                                                      8,681
                                                                                                            ---------------

                        TRUCKING AND WAREHOUSING - 0.03%
          100                CNF TRANSPORTATION, INC                                                                  3,906
          100                USFREIGHTWAYS CORP                                                                       4,187
                                                                                                            ---------------

                                                                                                                      8,093
                                                                                                            ---------------

                        WHOLESALE TRADE-DURABLE GOODS - 0.19%
          200              *  ARROW ELECTRONICS, INC                                                                  3,837
          100                 AVNET, INC                                                                              5,087
          400                 GENUINE PARTS CO                                                                       13,950
          200                 GRAINGER (W.W.), INC                                                                   11,512
          300                 IKON OFFICE SOLUTIONS, INC                                                              4,650
          100              *  SAFEGUARD SCIENTIFICS, INC                                                              6,693
          100              *  TECH DATA CORP                                                                          4,028
                                                                                                            ---------------

                                                                                                                     49,757
                                                                                                            ---------------

                        WHOLESALE TRADE-NONDURABLE GOODS - 0.63%
          300                 BERGEN BRUNSWIG CORP (CLASS A)                                                          4,950
          700                 CARDINAL HEALTH, INC                                                                   39,812
          800              *  ENRON CORP                                                                             61,600
          700                 MCKESSON HBOC, INC                                                                     23,581
          300                 SUPERVALU, INC                                                                          7,837

          800                SYSCO CORP                                                                              24,698
                                                                                                            ---------------

                                                                                                                    162,478
                                                                                                            ---------------

                       TOTAL COMMON STOCK                                                                        25,674,592
                         (Cost $    24,999,713)                                                             ---------------

                                                                                              MATURITY           VALUE
   PRINCIPAL                                                                  RATE              DATE
 -------------                                                               ------           --------       --------------
                       SHORT TERM INVESTMENT  - 1.56%
                        U.S. GOVERNMENT AGENCY - 1.56%

                      FEDERAL HOME LOAN BANK

    $ 400,000                                                                 4.550%          06/22/99              400,000
                                                                                                            ---------------

                       TOTAL SHORT TERM INVESTMENT                                                                  400,000
                         (Cost $       400,000)                                                            ----------------

                       TOTAL PORTFOLIO                                                                          $26,074,592
                         (Cost $    25,399,713)                                                            ================

----------------
  *   Non-income producing

                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
       STATEMENT OF INVESTMENTS - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND
                                  JUNE 21, 1999

                                  SUMMARY BY INDUSTRY

                                                                             VALUE           %
                                                                        ---------------    -----
 COMMON STOCK
    APPAREL AND ACCESSORY STORES                                          $     106,500     0.41%
    APPAREL AND OTHER TEXTILE PRODUCTS                                           31,300     0.12
    AUTO REPAIR, SERVICES AND PARKING                                             2,837     0.01
    BUILDING MATERIALS AND GARDEN SUPPLIES                                      327,249     1.27
    BUSINESS SERVICES                                                         2,181,247     8.46
    CHEMICALS AND ALLIED PRODUCTS                                             3,418,259    13.26
    COMMUNICATIONS                                                            3,137,728    12.17
    DEPOSITORY INSTITUTIONS                                                   2,283,945     8.86
    EATING AND DRINKING PLACES                                                  222,837     0.86
    ELECTRIC, GAS, AND SANITARY SERVICES                                      1,042,576     4.04
    ELECTRONIC AND OTHER ELECTRIC EQUIPMENT                                   1,146,993     4.45
    FABRICATED METAL PRODUCTS                                                   173,481     0.67
    FOOD AND KINDRED PRODUCTS                                                 1,140,573     4.42
    FOOD STORES                                                                 223,917     0.87
    FURNITURE AND HOMEFURNISHINGS STORES                                         27,000     0.10
    GENERAL BUILDING CONTRACTORS                                                 18,037     0.07
    GENERAL MERCHANDISE STORES                                                  790,849     3.07
    HEALTH SERVICES                                                              78,900     0.31
    HOLDING AND OTHER INVESTMENT OFFICES                                         52,999     0.21
    INDUSTRIAL MACHINERY AND EQUIPMENT                                        2,328,710     9.03
    INSTRUMENTS AND RELATED PRODUCTS                                            570,611     2.21
    INSURANCE AGENTS, BROKERS AND SERVICE                                       115,781     0.45
    INSURANCE CARRIERS                                                        1,382,003     5.36
    MISCELLANEOUS MANUFACTURING INDUSTRIES                                      307,231     1.19
    MISCELLANEOUS RETAIL                                                        160,193     0.62
    MOTION PICTURES                                                             483,037     1.87
    NONDEPOSITORY INSTITUTIONS                                                  991,805     3.85
    OIL AND GAS EXTRACTION                                                      701,253     2.72
    PAPER AND ALLIED PRODUCTS                                                   135,850     0.53
    PERSONAL SERVICES                                                            19,250     0.07
    PETROLEUM AND COAL PRODUCTS                                                 136,675     0.53
    PRIMARY METAL INDUSTRIES                                                    130,762     0.51
    PRINTING AND PUBLISHING                                                     346,412     1.34
    RAILROAD TRANSPORTATION                                                     142,031     0.55
    RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS                                   213,375     0.83
    SECURITY AND COMMODITY BROKERS                                              391,350     1.52
    STONE, CLAY, AND GLASS PRODUCTS                                              73,050     0.28
    TRANSPORTATION BY AIR                                                       189,942     0.74
    TRANSPORTATION EQUIPMENT                                                     36,805     0.14
    WHOLESALE TRADE-DURABLE GOODS                                               147,462     0.57
    WHOLESALE TRADE-NONDURABLE GOODS                                            286,588     1.11
                                                                       ----------------   ------
   TOTAL COMMON STOCK                                                        25,697,403    99.65


                                                                       ----------------   ------
     (Cost $    24,926,834)

 TOTAL PORTFOLIO                                                             25,697,403    99.65

     (Cost $    24,926,834)

     OTHER ASSETS & LIABILITIES, NET                                             89,956     0.35
                                                                       ----------------   ------

 NET ASSETS                                                               $  25,787,359   100.00%
                                                                       ================   ======

                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
       STATEMENT OF INVESTMENTS - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND
                                  JUNE 21, 1999

                                                                                                           VALUE

   SHARES
 -------------                                                                                        --------------
                       COMMON STOCK - 99.65%
                        APPAREL AND ACCESSORY STORES - 0.41%
        1,500                GAP, INC                                                                 $      106,500
                                                                                                     ---------------

                        APPAREL AND OTHER TEXTILE PRODUCTS - 0.12%
          200                LIZ CLAIBORNE, INC                                                                7,450
          600                VF CORP                                                                          23,850
                                                                                                     ---------------
                                                                                                              31,300
                                                                                                     ---------------

                        AUTO REPAIR, SERVICES AND PARKING - 0.01%
          100                RYDER SYSTEM, INC                                                                 2,837
                                                                                                     ---------------

                        BUILDING MATERIALS AND GARDEN SUPPLIES - 1.27%
        4,300                HOME DEPOT, INC                                                                 266,062
        1,100                LOWES COS, INC                                                                   61,187
                                                                                                     ---------------
                                                                                                             327,249
                                                                                                     ---------------

                        BUSINESS SERVICES - 8.46%
        2,700                AMERICA ONLINE, INC                                                             311,512
        2,900                AUTOMATIC DATA PROCESSING, INC                                                  120,350
        1,400                COMPUTER ASSOCIATES INTERNATIONAL, INC                                           73,325
        2,100                ELECTRONIC DATA SYSTEMS CORP                                                    122,850
        1,000                IMS HEALTH, INC                                                                  30,562
       13,100              * MICROSOFT CORP                                                                1,165,081
        1,200              * NEWELL RUBBERMAID, INC                                                           56,025
          700              * NOVELL, INC                                                                      17,587
        3,700              * ORACLE CORP                                                                     126,262
        2,300              * SUN MICROSYSTEMS, INC                                                           157,693
                                                                                                     ---------------
                                                                                                           2,181,247
                                                                                                     ---------------

                        CHEMICALS AND ALLIED PRODUCTS - 13.26%
        1,800                AIR PRODUCTS & CHEMICALS, INC                                                    83,362




          100                ALLERGAN, INC                                                                    10,606
          100              * ALZA CORP                                                                         4,618
        1,500              * AMGEN, INC                                                                       79,312
        1,000                AVON PRODUCTS, INC                                                               53,750
        6,500                BRISTOL MYERS SQUIBB CO                                                         440,781
        1,000                CABOT CORP                                                                       24,375
          500                CLOROX CO                                                                        47,593
        1,300                COLGATE PALMOLIVE CO                                                            130,243
        1,200                HANNA (M.A.) CO                                                                  19,800
          500                INTERNATIONAL FLAVORS & FRAGRANCES, INC                                          21,500
        4,700                JOHNSON & JOHNSON CO                                                            423,587
        3,300                LILLY (ELI) & CO                                                                223,162
          300                MALLINCKRODT, INC                                                                10,818
        6,900                MERCK & CO, INC                                                                 479,981
        1,400                NALCO CHEMICAL CORP                                                              49,787
        3,900                PFIZER, INC                                                                     380,250
        1,700                PHARMACIA & UPJOHN, INC                                                          93,181
        2,100                PPG INDUSTRIES, INC                                                             131,118
        1,200                PRAXAIR, INC                                                                     59,025
        4,900                PROCTER & GAMBLE CO                                                             425,993
        4,500                SCHERING-PLOUGH CORP                                                            206,437
          900                SCHULMAN (A.), INC                                                               15,637
          100                SIGMA ALDRICH CORP                                                                3,343
                                                                                                     ---------------
                                                                                                           3,418,259
                                                                                                     ---------------

                        COMMUNICATIONS - 12.17%
          800                ALLTEL CORP                                                                      58,050
        3,400                AMERITECH CORP                                                                  236,087
        8,700                AT & T CORP                                                                     491,550
        1,000                AT & T CORP - LIBERTY MEDIA (CLASS A)                                            35,000
        4,600                BELL ATLANTIC CORP                                                              280,312
        6,000                BELLSOUTH CORP                                                                  269,625
        2,400                COMCAST CORP (CLASS A) SPECIAL                                                   90,150
          500              * COX COMMUNICATIONS, INC (CLASS A)                                                17,718
        7,500                LUCENT TECHNOLOGIES, INC                                                        490,312
        4,700              * MCI WORLDCOM, INC                                                               454,725
        5,600                SBC COMMUNICATIONS, INC                                                         308,350
        2,800                SPRINT CORP (FON GROUP)                                                         151,200
        1,100                SPRINT CORP (PCS GROUP)                                                          62,287
        1,600                U.S. WEST, INC                                                                   93,300
        2,500              * VIACOM, INC (CLASS B)                                                            99,062
                                                                                                     ---------------
                                                                                                           3,137,728
                                                                                                     ---------------

                        DEPOSITORY INSTITUTIONS - 8.86%
        5,500              * BANK OF AMERICA CORP                                                            394,625
        2,700                BANK OF NEW YORK CO, INC                                                        101,587
        4,100                BANK ONE CORP                                                                   235,493
        2,800                CHASE MANHATTAN CORP                                                            233,800
          800                FIFTH THIRD BANCORP                                                              51,550
        3,800                FIRST UNION CORP                                                                166,487
        2,300                FLEET FINANCIAL GROUP, INC                                                       99,331




        1,700                KEYCORP                                                                          57,587
        3,400                MBNA CORP                                                                       104,550
        2,200                MELLON BANK CORP                                                                 77,275
          700                MORGAN (J.P.) & CO, INC                                                          95,156
        1,200                NATIONAL CITY CORP                                                               78,450
        1,100                PNC BANK CORP                                                                    63,868
        1,200                SUNTRUST BANKS, INC                                                              82,575
        2,300                U.S. BANCORP                                                                     78,343
          800                WACHOVIA CORP                                                                    69,450
        1,900                WASHINGTON MUTUAL, INC                                                           69,231
        5,300                WELLS FARGO CO                                                                  224,587
                                                                                                     ---------------
                                                                                                           2,283,945
                                                                                                     ---------------

                        EATING AND DRINKING PLACES - 0.86%
          300                DARDEN RESTAURANTS, INC                                                           6,712
        5,200                MCDONALD'S CORP                                                                 216,125
                                                                                                     ---------------
                                                                                                             222,837
                                                                                                     ---------------

                        ELECTRIC, GAS, AND SANITARY SERVICES - 4.04%
        1,200                COLUMBIA ENERGY GROUP                                                            75,150
        1,900                CONSOLIDATED NATURAL GAS CO                                                     114,593
          900              * EL PASO ENERGY CORP                                                              33,918
        1,300                EQUITABLE RESOURCES, INC                                                         46,637
        1,100                IDACORP, INC                                                                     35,956
        2,300                KEYSPAN CORP                                                                     62,243
        2,200                LOUISVILLE GAS & ELECTRIC ENERGY CORP                                            49,225
        2,200                MCN ENERGY GROUP, INC                                                            46,887
        1,000                NICOR, INC                                                                       38,250
        1,000                NISOURCE, INC                                                                    27,375
        1,900                OGE ENERGY CORP                                                                  47,500
        4,400                PACIFICORP                                                                       84,700
        1,000                PEOPLES ENERGY CORP                                                              38,062
        2,400                POTOMAC ELECTRIC POWER CO                                                        71,700
        2,000                PUGET SOUND ENERGY, INC                                                          50,625
          800                SONAT, INC                                                                       29,150
        2,500                TECO ENERGY, INC                                                                 57,968
        2,700                WILLIAMS COS, INC                                                               132,637
                                                                                                     ---------------
                                                                                                           1,042,576
                                                                                                     ---------------

                        ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.45%
          500              * ADVANCED MICRO DEVICES, INC                                                       9,562
          300                BALDOR ELECTRIC CO                                                                5,981
        3,200                EMERSON ELECTRIC CO                                                             217,000
          100              * GLENAYRE TECHNOLOGIES, INC                                                          365
        9,100                INTEL CORP                                                                      516,993
          700              * MICRON TECHNOLOGY, INC                                                           33,031
          500                MOLEX, INC                                                                       16,781
          600              * NATIONAL SEMICONDUCTOR CORP                                                      14,100
          500                RAYCHEM CORP                                                                     18,031


        1,300              * TELLABS, INC                                                                     91,162
        1,300                TEXAS INSTRUMENTS, INC                                                          177,450
          600                THOMAS & BETTS CORP                                                              28,312
          200              * VISHAY INTERTECHNOLOGY, INC                                                       4,975
          200                WHIRLPOOL CORP                                                                   13,250
                                                                                                     ---------------
                                                                                                           1,146,993
                                                                                                     ---------------

                        FABRICATED METAL PRODUCTS - 0.67%
        4,100                GILLETTE CO                                                                     173,481
                                                                                                     ---------------

                        FOOD AND KINDRED PRODUCTS - 4.42%
        1,000                BESTFOODS, INC                                                                   50,250
        7,700                COCA COLA CO                                                                    474,031
        1,300                COCA COLA ENTERPRISES, INC                                                       43,062
          600                GENERAL MILLS, INC                                                               47,775
        1,500                HEINZ (H.J.) CO                                                                  72,656
          400                HERSHEY FOODS CORP                                                               22,850
          900                KELLOGG CO                                                                       28,800
        4,800                PEPSICO, INC                                                                    171,000
          500                QUAKER OATS CO                                                                   33,937
        2,300                UNILEVER NV (N.Y.) SHS                                                          163,012
          400                WRIGLEY (WM) JR CO                                                               33,200
                                                                                                     ---------------
                                                                                                           1,140,573
                                                                                                     ---------------

                        FOOD STORES - 0.87%
          900                ALBERTSONS, INC                                                                  50,343
          900                AMERICAN STORES CO                                                               31,556
        1,300              * KROGER CO                                                                        72,718
        1,400              * SAFEWAY, INC                                                                     69,300
                                                                                                     ---------------
                                                                                                             223,917
                                                                                                     ---------------

                        FURNITURE AND HOMEFURNISHINGS STORES - 0.10%
          300                TANDY CORP                                                                       27,000
                                                                                                     ---------------

                        GENERAL BUILDING CONTRACTORS - 0.07%
          400                HILLENBRAND INDUSTRIES, INC                                                      15,750
          100                PULTE CORP                                                                        2,287
                                                                                                     ---------------
                                                                                                              18,037
                                                                                                     ---------------

                        GENERAL MERCHANDISE STORES - 3.07%
        1,200                DAYTON HUDSON CORP                                                               79,650
          400              * FEDERATED DEPARTMENT STORES, INC                                                 22,000
          800              * K MART CORP                                                                      13,650
          900                MAY DEPARTMENT STORES CO                                                         37,068
          800                PENNEY, (J.C.) CO, INC                                                           40,700



        1,100                SEARS ROEBUCK & CO                                                               52,525
       12,100                WAL-MART STORES, INC                                                            545,256
                                                                                                     ---------------
                                                                                                             790,849
                                                                                                     ---------------

                        HEALTH SERVICES - 0.31%
        2,100                COLUMBIA/HCA HEALTHCARE CORP                                                     48,300
        1,600              * TENET HEALTHCARE CORP                                                            30,600
                                                                                                     ---------------
                                                                                                              78,900
                                                                                                     ---------------

                        HOLDING AND OTHER INVESTMENT OFFICES - 0.21%
          500                CRESCENT REAL ESTATE EQUITIES CO                                                 12,406
          400                DUKE REALTY INVESTMENTS, INC                                                      9,050
          100                FIRST INDUSTRIAL REALTY TRUST, INC                                                2,793
          300                SPIEKER PROPERTIES, INC                                                          11,925
          400                WEINGARTEN REALTY INVESTORS, INC                                                 16,825
                                                                                                     ---------------
                                                                                                              52,999
                                                                                                     ---------------

                        INDUSTRIAL MACHINERY AND EQUIPMENT - 9.03%
          500              * APPLE COMPUTER, INC                                                              23,250
        1,100              * APPLIED MATERIALS, INC                                                           77,000
        4,300              * CISCO SYSTEMS, INC                                                              529,437
        5,000                COMPAQ COMPUTER CORP                                                            110,625
          400                CUMMINS ENGINE CO, INC                                                           22,850
        1,500                DEERE & CO                                                                       62,250
        6,700              * DELL COMPUTER CORP                                                              260,881
        2,800              * EMC CORP                                                                        166,075
          200              * GRACO, INC                                                                        6,012
        3,100                HEWLETT-PACKARD CO                                                              291,400
        5,100                INTERNATIONAL BUSINESS MACHINES CORP                                            636,225
          300                NORDSON CORP                                                                     16,912
        1,200                PITNEY BOWES, INC                                                                76,875
          600              * SMITH INTERNATIONAL, INC                                                         26,437
        1,100                TIMKEN CO                                                                        22,481
                                                                                                     ---------------
                                                                                                           2,328,710
                                                                                                     ---------------

                        INSTRUMENTS AND RELATED PRODUCTS - 2.21%
          300                BAUSCH & LOMB, INC                                                               21,093
        1,500                BAXTER INTERNATIONAL, INC                                                        92,531
        1,300                BECTON DICKINSON & CO                                                            39,000
          400                BIOMET, INC                                                                      16,675
        1,100              * BOSTON SCIENTIFIC CORP                                                           44,137
        1,200                GUIDANT CORP                                                                     55,200
        2,200                MEDTRONIC, INC                                                                  163,625
          200                ST. JUDE MEDICAL, INC                                                             7,250
        2,300                XEROX CORP                                                                      131,100
                                                                                                     ---------------
                                                                                                             570,611
                                                                                                     ---------------

                        INSURANCE AGENTS, BROKERS AND SERVICE - 0.45%
        1,500                MARSH & MCLENNAN COS, INC                                                       115,781
                                                                                                     ---------------

                        INSURANCE CARRIERS - 5.36%
          600                AETNA, INC                                                                       56,062
        2,700                ALLSTATE CORP                                                                   100,743
        1,600                AMERICAN GENERAL CORP                                                           117,100
        3,900                AMERICAN INTERNATIONAL GROUP, INC                                               473,362
          500                CHUBB CORP                                                                       36,625
          800                CIGNA CORP                                                                       75,750
        9,400                CITIGROUP, INC                                                                  441,800
          700                CONSECO, INC                                                                     21,831
          700              * HUMANA, INC                                                                       9,668
          300                JEFFERSON-PILOT CORP                                                             19,725
          200                SAFECO CORP                                                                       8,787
          600                ST. PAUL COS, INC                                                                20,550
                                                                                                     ---------------
                                                                                                           1,382,003
                                                                                                     ---------------

                        MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.19%
          900                HASBRO, INC                                                                      26,156
        1,600                MATTEL, INC                                                                      37,400
        2,700                MINNESOTA MINING & MANUFACTURING CO                                             243,675
                                                                                                     ---------------
                                                                                                             307,231
                                                                                                     ---------------

                        MISCELLANEOUS RETAIL - 0.62%
        1,200                CVS CORP                                                                         62,475
          700              * TOYS R US, INC                                                                   15,968
        3,000                WALGREEN CO                                                                      81,750
                                                                                                     ---------------

                                                                                                             160,193
                                                                                                     ---------------

                        MOTION PICTURES - 1.87%
        6,600                DISNEY (WALT) CO                                                                202,950
        4,200              * TIME WARNER, INC                                                                280,087
                                                                                                     ---------------
                                                                                                             483,037
                                                                                                     ---------------

                        NONDEPOSITORY INSTITUTIONS - 3.85%
        2,000                AMERICAN EXPRESS CO                                                             252,625
        3,300                ASSOCIATES FIRST CAPITAL CORP                                                   135,300
        4,500                FEDERAL NATIONAL MORTGAGE ASSOCIATION                                           288,562
        3,000                FREDDIE MAC                                                                     164,625
        2,300                HOUSEHOLD INTERNATIONAL, INC                                                    108,675
          900                SLM HOLDINGS CORP                                                                42,018
                                                                                                     ---------------

                                                                                                             991,805
                                                                                                     ---------------

                        OIL AND GAS EXTRACTION - 2.72%
        2,200                ANADARKO PETROLEUM CORP                                                          83,737
        1,900                APACHE CORP                                                                      70,656
          800              * BJ SERVICES CO                                                                   22,950
        2,800                BURLINGTON RESOURCES, INC                                                       120,050
        2,000                HELMERICH & PAYNE, INC                                                           47,875
        1,500              * NABORS INDUSTRIES, INC                                                           34,500
        1,400                NOBLE AFFILIATES, INC                                                            38,062
        1,400              * NOBLE DRILLING CORP                                                              26,162
        1,700              * ROWAN COS, INC                                                                   30,918
        4,800              * SANTA FE SNYDER CORP                                                             39,000
        3,400                UNION PACIFIC RESOURCES GROUP, INC                                               53,975
        1,800                VASTAR RESOURCES, INC                                                           101,700
          900              * WEATHERFORD INTERNATIONAL                                                        31,668
                                                                                                     ---------------
                                                                                                             701,253
                                                                                                     ---------------

                        PAPER AND ALLIED PRODUCTS - 0.53%
        1,300                AVERY DENNISON CORP                                                              81,250
        2,100                SONOCO PRODUCTS CO                                                               54,600
                                                                                                     ---------------
                                                                                                             135,850
                                                                                                     ---------------

                        PERSONAL SERVICES - 0.07%
        1,000                SERVICE CORP INTERNATIONAL                                                       19,250
                                                                                                     ---------------

                        PETROLEUM AND COAL PRODUCTS - 0.53%
        2,800                MURPHY OIL CORP                                                                 136,675
                                                                                                     ---------------

                        PRIMARY METAL INDUSTRIES - 0.51%
        1,900                BIRMINGHAM STEEL CORP                                                             9,975
        1,500                NUCOR CORP                                                                       69,281
        4,100                WORTHINGTON INDUSTRIES, INC                                                      51,506
                                                                                                     ---------------
                                                                                                             130,762
                                                                                                     ---------------

                        PRINTING AND PUBLISHING - 1.34%
          800                DELUXE CORP                                                                      30,450
          700                DOW JONES & CO, INC                                                              37,100
        1,500                GANNETT CO, INC                                                                 112,406
          500                KNIGHT-RIDDER, INC                                                               27,875
        1,300                MCGRAW HILL COS, INC                                                             69,956
        1,000                NEW YORK TIMES CO (CLASS A)                                                      38,000
          500                TIMES MIRROR CO SERIES A                                                         30,625
                                                                                                     ---------------
                                                                                                             346,412
                                                                                                     ---------------

                        RAILROAD TRANSPORTATION - 0.55%
        4,500                NORFOLK SOUTHERN CORP                                                           142,031
                                                                                                     ---------------

                        RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.83%
          200                BANDAG, INC                                                                       6,450
        1,700                ILLINOIS TOOL WORKS, INC                                                        135,150
        1,200                NIKE, INC (CLASS B)                                                              71,775
                                                                                                     ---------------
                                                                                                             213,375
                                                                                                     ---------------

                        SECURITY AND COMMODITY BROKERS - 1.52%
        1,200                MERRILL LYNCH & CO, INC                                                          93,900
        1,800                MORGAN STANLEY, DEAN WITTER, & CO                                               179,550
        1,200                SCHWAB (CHARLES) CORP                                                           117,900
                                                                                                     ---------------
                                                                                                             391,350
                                                                                                     ---------------

                        STONE, CLAY, AND GLASS PRODUCTS - 0.28%
        1,200                CORNING, INC                                                                     73,050
                                                                                                     ---------------

                        TRANSPORTATION BY AIR - 0.74%
          700              * AMR CORP                                                                         46,987
          500                DELTA AIRLINES, INC                                                              29,375
        1,100              * FDX CORP                                                                         61,737
        1,300                SOUTHWEST AIRLINES CO                                                            42,493
          200              * U.S. AIRWAYS GROUP, INC                                                           9,350
                                                                                                     ---------------
                                                                                                             189,942
                                                                                                     ---------------

                        TRANSPORTATION EQUIPMENT - 0.14%
          300                FEDERAL-MOGUL CORP                                                               16,143
          200                FLEETWOOD ENTERPRISES, INC                                                        5,100
          500                MODINE MANUFACTURING CO                                                          15,562
                                                                                                     ---------------
                                                                                                              36,805
                                                                                                     ---------------

                        WHOLESALE TRADE-DURABLE GOODS - 0.57%
        2,400                GENUINE PARTS CO                                                                 83,700
        1,000                GRAINGER (W.W.), INC                                                             57,562
          400                IKON OFFICE SOLUTIONS, INC                                                        6,200
                                                                                                     ---------------
                                                                                                             147,462
                                                                                                     ---------------

                        WHOLESALE TRADE-NONDURABLE GOODS - 1.11%
          800                CARDINAL HEALTH, INC                                                             45,500
        2,400              * ENRON CORP                                                                      183,957
          700                MCKESSON HBOC, INC                                                               23,581
        1,100                SYSCO CORP                                                                       33,550
                                                                                                     ---------------
                                                                                                             286,588
                                                                                                     ---------------

                       TOTAL COMMON STOCK                                                                 25,697,403
                         (Cost $    24,926,834)                                                      ---------------

                       TOTAL PORTFOLIO                                                               $    25,697,403
                         (Cost $    24,926,834)                                                      ===============

 -------------
  *  Non-income producing

                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
               STATEMENT OF INVESTMENTS - INSTITUTIONAL BOND FUND
                                  JUNE 21, 1999

                                  SUMMARY BY INDUSTRY

                                                                             VALUE           %
                                                                        ---------------    -----
BONDS
 CORPORATE BONDS
    EATING AND DRINKING PLACES                                           $      498,847     1.99%
    NATIONAL SECURITY AND INTERNATIONAL AFFAIRS                                 501,350     2.00
    NONDEPOSITORY INSTITUTIONS                                                  978,905     3.90
    PETROLEUM AND COAL PRODUCTS                                                 475,895     1.89
    TRANSPORTATION EQUIPMENT                                                    496,693     1.98
                                                                       ----------------   ------

 TOTAL CORPORATE BONDS                                                        2,951,690    11.76
                                                                       ----------------   ------

     (Cost $     2,949,795)

 GOVERNMENT BONDS
    AGENCY SECURITIES                                                        2,837,340    11.30
    MORTGAGE BACKED SECURITIES                                               7,939,656    31.64
    U.S. TREASURY SECURITIES                                                 8,625,198    34.37
                                                                       ----------------   ------

 TOTAL GOVERNMENT BONDS                                                     19,402,194    77.31
                                                                       ----------------   ------

     (Cost $    19,362,080)

TOTAL BONDS                                                                 22,353,884    89.07
                                                                       ----------------   ------

     (Cost $    22,311,875)

 SHORT TERM INVESTMENT
    U.S. GOVERNMENT AGENCY                                                   11,475,000    45.72
                                                                       ----------------   ------

 TOTAL SHORT TERM INVESTMENT                                                 11,475,000    45.72
                                                                       ----------------   ------

     (Cost $    11,475,000)

 TOTAL PORTFOLIO                                                             33,828,884   134.79

     (Cost $    33,786,875)

     OTHER ASSETS & LIABILITIES, NET                                         (8,732,698)  (34.79)
                                                                       ----------------   ------

 NET ASSETS                                                              $   25,096,186   100.00%
                                                                       ================   ======

                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
               STATEMENT OF INVESTMENTS - INSTITUTIONAL BOND FUND
                                  JUNE 21, 1999

                                                                                            MATURITY     MOODY'S
   PRINCIPAL                                                                        RATE      DATE       RATING          VALUE
 -------------                                                                     ------   --------     ------    --------------
                      BONDS - 89.07%
                       CORPORATE BONDS - 11.76%
                        EATING AND DRINKING PLACES - 1.99%
    $ 500,000               DIAGEO CAPITAL PLC (GUARANTEE NOTE)                     6.625%   06/24/04       A1         $   498,847
                                                                                                                  ---------------

                        NATIONAL SECURITY AND INTERNATIONAL AFFAIRS - 2.00%
      500,000               QUEBEC PROVINCE CANADA DEB                              7.000%   01/30/07      A2             501,350
                                                                                                                  ---------------

                        NONDEPOSITORY INSTITUTIONS - 3.90%
      500,000               ASSOCIATES CORP NA DEB                                  6.950%   11/01/18      AA3            477,670
      500,000               GENERAL MOTORS ACCEPTANCE CORP NOTE                     6.850%   06/17/04      A2             501,235
                                                                                                                  ---------------

                                                                                                                          978,905
                                                                                                                  ---------------

                        PETROLEUM AND COAL PRODUCTS - 1.89%
      500,000               CONOCO, INC (SR NOTE)                                   6.350%   04/15/09      A3             475,895
                                                                                                                  ---------------

                        TRANSPORTATION EQUIPMENT - 1.98%
      500,000            *   TRW,INC (SR NOTE)                                      6.500%   06/01/02      BAA1           496,693
                                                                                                                  ---------------

                       TOTAL CORPORATE BONDS                                                                            2,951,690
                         (Cost $     2,949,795)                                                                  ----------------

                       GOVERNMENT BONDS - 77.31%
                        AGENCY SECURITIES - 11.30%

                      FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)

    1,000,000                                                                       5.000%   01/15/04                     950,160
    2,000,000                                                                       5.750%   03/15/09                   1,887,180
                                                                                                                  ---------------

                                                                                                                        2,837,340
                                                                                                                  ---------------

                        MORTGAGE BACKED SECURITIES - 31.64%

                      FEDERAL HOME LOAN MORTGAGE CORP GOLD (FGLMC)

    2,000,000                                                                       6.500%   07/25/29                   1,931,860
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)

      500,000            @                                                          6.000%   07/25/14                     482,500
      500,000            @                                                          6.500%   07/25/14                     492,500
      500,000            @                                                          7.000%   07/25/14                     501,955
      500,000            @                                                          6.000%   07/25/29                     469,530

      500,000           @                                                          6.500%    07/25/29                     482,500
      750,000           @                                                          7.500%    07/25/29                     757,266
    2,000,000           @                                                          7.000%    08/25/29                   1,974,375
                      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
     500,000            @                                                          7.000%    07/25/29                     493,670
     350,000            @                                                          7.500%    07/25/29                     353,500
                                                                                                                  ---------------

                                                                                                                        7,939,656
                                                                                                                  ---------------

                        U.S. TREASURY SECURITIES - 34.37%

                      U.S. TREASURY BOND

    1,000,000                                                                      5.250%     05/15/04                    977,340
    1,300,000                                                                      8.875%     08/15/17                  1,647,347
    1,000,000                                                                      5.250%     11/15/28                    877,810
                      U.S. TREASURY NOTE

    3,000,000                                                                      7.500%     11/15/01                  3,122,565
    2,060,000                                                                      5.500%     05/15/09                  2,000,136
                                                                                                                  ---------------

                                                                                                                        8,625,198
                                                                                                                  ---------------

                       TOTAL GOVERNMENT BONDS                                                                          19,402,194
                         (Cost $    19,362,080)                                                                  ----------------

                      TOTAL BONDS                                                                                      22,353,884
                        (Cost $    22,311,875)                                                                   ----------------



                                                                                                    MATURITY
   PRINCIPAL                                                                        RATE              DATE
 -------------                                                                     ------           --------
                       SHORT TERM INVESTMENT - 45.72%
                        U.S. GOVERNMENT AGENCY - 45.72%

                      FEDERAL HOME LOAN BANK

 $ 11,475,000                                                                      4.550%     06/22/99                 11,475,000
                                                                                                                  ---------------

                       TOTAL SHORT TERM INVESTMENT                                                                     11,475,000
                         (Cost $    11,475,000)                                                                  ----------------

                       TOTAL PORTFOLIO                                                                             $   33,828,884
                         (Cost $    33,786,875)                                                                  ================

----------------
 * Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers. At June 21, 1999, the value of this security amounted to $496,693 or 1.98% of net assets.

 @   These securities were purchased on a delayed delivery basis.

-----------------

OTHER INFORMATION:

The composition of long-term debt holdings as a percentage of total value of investment in debt securities, is as follows:

MOODY'S RATINGS

AAA, AA, A          10.98%
BAA                  2.22%

U.S. Government obligations represent 86.80% of the long-term debt portfolio value and are not reflected in the above ratings.

                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
           STATEMENT OF INVESTMENTS - INSTITUTIONAL MONEY MARKET FUND
                                  JUNE 21, 1999

                               SUMMARY BY INDUSTRY

                                                                             VALUE           %
                                                                        ---------------    -----
 SHORT TERM INVESTMENTS
    COMMERCIAL PAPER                                                     $   16,974,558    67.90%
    U.S. GOVERNMENT AGENCY                                                   11,025,000    44.10
                                                                       ----------------   ------
 TOTAL SHORT TERM INVESTMENTS                                                27,999,558   112.00
                                                                       ----------------   ------

     (Cost $    27,999,558)

 TOTAL PORTFOLIO                                                             27,999,558   112.00

     (Cost $    27,999,558)

     OTHER ASSETS & LIABILITIES, NET                                         (2,999,558)  (12.00)
                                                                       ----------------   ------

 NET ASSETS                                                               $  25,000,000   100.00%
                                                                       ================   ======

                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
           STATEMENT OF INVESTMENTS - INSTITUTIONAL MONEY MARKET FUND
                                  JUNE 21, 1999

                                                                                                     MATURITY           VALUE
   PRINCIPAL                                                                         RATE              DATE
 -------------                                                                      ------           --------       --------------
                       SHORT TERM INVESTMENTS - 112.00%
                        COMMERCIAL PAPER - 67.90%

                      ALABAMA POWER CO

 $  1,000,000                                                                        4.980%          07/12/99         $    997,365
                      AMERICAN TELEPHONE & TELEGRAPH CO

    1,000,000                                                                        4.980%          07/27/99              995,292
                      CIESCO LP

    1,000,000                                                                        5.050%          09/02/99              989,899
                      COCA COLA CO

    1,050,000                                                                        4.980%          08/13/99            1,041,535
                      EASTMAN KODAK CO

    1,000,000                                                                        5.050%          10/19/99              983,446
                      EQUILON ENTERPRISES LLC

    1,000,000                                                                        5.010%          08/10/99              993,180
                      FORD MOTOR CREDIT CO

    1,000,000                                                                        5.030%          09/03/99              989,800
                      GENERAL ELECTRIC CAPITAL CORP

    1,000,000                                                                        5.020%          08/17/99              992,191
                      J.P. MORGAN & CO
    1,000,000                                                                        5.020%          08/31/99              990,238
                    ~ JOHNSON & JOHNSON

    1,075,000                                                                        5.100%          11/01/99            1,055,043
                      MCGRAW-HILL, INC

    1,000,000                                                                        5.040%          09/16/99              987,960
                      MOTIVA ENTERPRISES LLC

    1,000,000                                                                        5.020%          07/16/99              996,764
                      NATIONAL RURAL UTILITIES COOP FINANCE

    1,000,000                                                                        5.050%          09/20/99              987,507
                      PACCAR FINANCIAL CORP

    1,000,000                                                                        5.050%          09/16/99              987,936
                    ~ PARK AVENUE RECEIVABLES CORP

    1,000,000                                                                        5.050%          07/14/99              996,913
                      PORTLAND GENERAL ELECTRIC CO

    1,000,000                                                                        5.050%          07/20/99              996,072
                      SALOMON SMITH BARNEY HOLDINGS, INC

    1,000,000                                                                        5.030%          08/09/99              993,417
                                                                                                                   ---------------
                                                                                                                        16,974,558
                                                                                                                   ---------------
                        U.S. GOVERNMENT AGENCY - 44.10%

                      FEDERAL HOME LOAN BANK

   11,025,000                                                                        4.550%          06/22/99           11,025,000
                                                                                                                   ---------------

                       TOTAL SHORT TERM INVESTMENTS                                                                     27,999,558
                         (Cost $    27,999,558)                                                                   ----------------

                       TOTAL PORTFOLIO                                                                               $  27,999,558
                         (Cost $    27,999,558)                                                                   ================

 -----------------
  Commerical Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

PART C:                     OTHER INFORMATION

ITEM 23.          EXHIBITS

(a)      Declaration of Trust, dated as of April 15, 1999 1/

(b)      Registrant has adopted no bylaws.

(c) The relevant portions of Registrant's certificate of trust and declaration of trust are incorporated herein by reference to Exhibits
         (a)(1) and (2) above.

(d) Investment Management Agreement by and between Registrant and Teachers Advisors, Inc. ("Advisors"), dated as of June 1, 1999 2/

(e)      (1) Distribution Agreement by and between Registrant and Teachers
             Personal Investors Services, Inc. ("TPIS"), dated as of June 1, 1999 2/


         (2) Selling Agreement by and between TPIS and TIAA-CREF Individual & Institutional Services, Inc., dated as of June 1, 1999 3/



(f)      (1) TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF
             Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Long Term Compensation Plan, as of January 1, 1998, as amended as of May 19, 1999 *



         (2) TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF
             Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Deferred Compensation Plan, as of June 1, 1998, as amended as of May 19, 1999 *



(g) Custodian Agreement by and between Registrant and State Street Bank and Trust Company ("State Street"), dated as of June 11, 1999 3/



(h)      (1) Administration Agreement by and between Registrant and State
             Street, dated as of July 1, 1999 3/



         (2) Transfer Agency Agreement by and between Registrant and Boston Financial Data Services, Inc., dated as of July 1, 1999 3/



(i)      Opinion and Consent of Charles H. Stamm, Esq. *



(j)      (1) Consent of Sutherland Asbill & Brennan LLP *



         (2) Consent of Ernst & Young LLP *


(k) No required financial statements have been omitted from item 22 in Part B of this registration statement.


(l) Seed Money Agreement by and between Registrant and Teachers Insurance and Annuity Association of America, dated as of June 1, 1999 3/

(m)      No plan has been entered into by Registrant under Rule 12b-1.


(n)      Financial Data Schedules: No longer required.


(o)      No plan has been entered into by Registrant under Rule 18f-3.

---------------------------

1/ Incorporated herein by reference to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on April 20, 1999.

2/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 11, 1999.


3/ Incorporated herein by reference to Pre-Effective Amendment No. 2 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 24, 1999.


*    Filed herewith.




ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

         As the ultimate parent (holding indirectly 100% of the voting securities of Advisors, investment adviser of Registrant, TIAA may be deemed to control Registrant (although Registrant does not concede such control). As the beneficial owner of more than 25% of the voting securities of one or more series of Registrant's shares (pursuant to the Seed Money Agreement), TIAA controls Registrant. Therefore, persons directly or indirectly controlled by TIAA may be deemed to be under common control with Registrant.

AIC Properties, Inc.                  MN Properties, Inc.
BT Properties, Inc.                   M.O.A. Enterprises, Inc.
College Credit Trust                  ND Properties, Inc.
DAN Properties, Inc.                  OWP Hawaii, LLC
ETC Repackaging, Inc.                 Savannah Teachers Properties, Inc.
Illinois Teachers Properties, LLC     T114 Properties, Inc.
JV California Two, Inc.               T-Investment Properties Corp.
JV California Three, Inc.             T-Land Corp.
JV Florida One, Inc.                  T-Las Colinas Towers Corp.
JV Florida Four, Inc.                 TCT Holdings, Inc.
JV Georgia One, Inc.                  Teachers Advisors, Inc.
JV Maryland One, Inc.                 Teachers Boca Properties II, Inc.
JV Michigan One, Inc.                 Teachers Pennsylvania Realty, Inc.
JV Michigan Two, Inc.                 Teachers Personal Investors Services, Inc.
JV Michigan Three, Inc.               Teachers Properties, Inc.
JV Minnesota One, Inc.                Teachers REA, LLC
JV North Carolina One, Inc.           Teachers REA II, Inc.
JWL Properties, Inc.                  Teachers REA II, LLC
Liberty Place Retail, Inc.            Teachers REA III, LLC
Macallister Holdings, Inc.            Teachers Realty Corporation
Minnesota Teachers Realty Corp.       TEO-NP, LLC

Tethys Slu, Inc.                                       TIAA-Fund Equities, Inc.
TIAA Realty, Inc.                                      TPI Housing, Inc.
TIAA Timberlands I, LLC                                Washington Teachers Properties II, Inc.
TIAA-CREF Enterprises, Inc.                            WRC Properties, Inc.
TIAA-CREF Individual & Institutional                   730 Properties, Inc.
Services, Inc.                                         730 Cal Hotel Properties I, Inc.
TIAA-CREF Investment Management, LLC                   730 Cal Hotel Properties II, Inc.
TIAA-CREF Life Insurance Company                       730 Penn. Hotel Properties I, Inc.
TIAA-CREF Tuition Financing, Inc.                      485 Properties, LLC
TIAA-CREF Trust Company, FSB


Subsidiaries of Teachers Properties, Inc.:
Rouse-Teachers Holding Company
Rouse-Teachers Land Holdings, Inc.

1)       All subsidiaries are Delaware corporations except as follows:
         A)       Pennsylvania non-stock, non-profit corporations:
                  Liberty Place Retail, Inc.
                  Teachers Pennsylvania Realty, Inc.
                  Teachers Realty Corporation
         B) Minnesota Teachers Realty Corporation is a Minnesota corporation.
         C)       College Credit Trust, a New York Trust
2)       All subsidiaries are 100% owned directly by TIAA, except as follows:
         A) TIAA-CREF Enterprises, Inc. owns 100% of the stock of Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., TIAA-CREF Life Insurance Company, TIAA-CREF Tuition Financing, Inc. and TCT Holdings, Inc.
         B) TIAA-CREF Trust Company, FSB is 100% owned by TCT Holdings, Inc.
         C) T-Investment Properties Corp. and T-Land Corp. are 100% owned by Macallister Holdings, Inc.
         D)       TPI Housing, Inc. is 100% owned by Teachers Properties, Inc.
         E) 730 Properties, Inc. owns 100% of the stock of 730 Cal Hotel Properties I, Inc., 730 Cal Hotel Properties II, Inc. and 730 Penn. Hotel Properties I, Inc.
3) All subsidiaries have as their sole purpose the ownership of investments which could, pursuant to New York State Insurance Law, be owned by TIAA itself, except the following:
         A) TIAA-CREF Life Insurance Company is a New York State insurance subsidiary of TIAA, whose stock is owned by TIAA-CREF Enterprises, Inc.
         B) TIAA Realty, Inc. is an investment subsidiary with minority stockholders and owns commercial real estate.
         C) TIAA-CREF Trust Company, FSB is a federally chartered savings bank.
         D) Teachers Advisors, Inc. provides investment advice for the Registrant.
         E) Teachers Personal Investors Services, Inc. provides broker-dealer services for the Registrant and TIAA Separate Account VA-1.
         F) TIAA-CREF Investment Management, LLC, provides investment advice for College Retirement Equities Fund.
         G) TIAA-CREF Individual & Institutional Services, Inc., which provides broker-dealer and administrative services for College Retirement Equities Fund.
         H)       TCT Holdings, Inc., holds the stock of TIAA-CREF Trust
                  Company, FSB.

ITEM 25. INDEMNIFICATION

         As a Delaware business trust, Registrant's operations are governed by its Declaration of Trust dated as of April 15, 1999 (the "Declaration"). Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the "DBTA") provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant's Declaration expressly provides that it has been organized under the DBTA and that the Declaration is to be governed by Delaware law. It is nevertheless possible that a Delaware business trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant's shareholders could be subject to personal liability.

         To protect Registrant's shareholders against the risk of personal liability, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (ii) provides for the indemnification out of Registrant's property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant's business and the nature of its assets, the risk of personal liability to a shareholder is remote.

         The Declaration further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Teachers Advisors, Inc. ("Advisors") also provides investment management services to TIAA-CREF Life Funds, TIAA-CREF Mutual Funds, and TIAA Separate Account VA-1. The trustees of Advisors are John H. Biggs, Martin L. Leibowitz, and Charles H. Stamm. Other officers of Advisors are Richard J. Adamski and Richard L. Gibbs. All officers of Advisors are also officers of TIAA-CREF Investment Management, LLC ("Investment Management"), and are employees of TIAA.

         Mr. Biggs is also a trustee of TIAA, College Retirement Equities Fund ("CREF"), TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a manager of Investment Management, and a director of Teachers Personal Investor Services, Inc. ("TPIS"). He is Chief Executive Officer of TIAA and CREF. Mr. Biggs is also a director of: Ralston Purina Company, Checkerboard Square, St. Louis, MO 63164; and The Boeing Company, 7755 East Marginal Way South, Seattle, WA 98108.

         Mr. Leibowitz is a trustee of TIAA and CREF and a manager of Investment Management. He is Vice Chairman and Chief Investment Officer of TIAA and CREF.

         Mr. Stamm is a trustee of Services, a manager of Investment Management, and a director of TPIS. He is General Counsel of TIAA and CREF.

         Mr. Adamski is Treasurer of Services and TPIS.

         Mr. Gibbs is Executive Vice President of Services and TPIS.

         The principal business address of TIAA, CREF, Services, Investment Management, and TPIS is 730 Third Avenue, New York, NY 10017-3206.

ITEM 27. PRINCIPAL UNDERWRITERS

         TPIS may be considered the principal underwriter for the Registrant. The officers of TPIS and their positions and offices with TPIS and the Registrant are listed in Schedule A of Form BD as currently on file with the Commission (File No. 8-47051), the text of which is hereby incorporated by reference.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder will be maintained at the Registrant's home office, 730 Third Avenue, New York, NY 10017-3206, at other offices of the Registrant located at 750 Third Avenue and 485 Lexington Avenue, both in New York, NY 10017-3206, and at the offices of the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110. In addition, certain duplicated records are maintained at Pierce Leahy Archives, 64 Leone Lane, Chester, NY 10918.

ITEM 29. MANAGEMENT SERVICES

         State Street will provide certain management-related services to the Registrant pursuant to a Custodian Agreement between the Registrant, State Street and Teachers Advisors, Inc. ("Advisors"), the investment adviser of the Registrant. Under the Custodian Agreement, State Street will, among other things, act as custodian of the assets of the portfolios of the Registrant, keep the Registrant's books of account and compute the net asset value per share of the outstanding shares of each of the Registrant's portfolios. These services will be rendered pursuant to instructions received by State Street from Advisors or the Registrant in the ordinary course of business.

ITEM 30. UNDERTAKINGS

         Because registrant does not intend to raise its initial capital under
Section 14(a)(3) of the 1940 Act, no undertaking is required.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, TIAA-CREF Institutional Mutual Funds, has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 29th day of June, 1999.


                              TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

                                       /s/ Peter C. Clapman
                              By:
                                       -----------------------------------
                              Name:    Peter C. Clapman
                              Title:   Senior Vice President

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                             Title                                Date
---------                             -----                                ----

/s/ John J. McCormack

-----------------------------------   President                            June 29, 1999
John J. McCormack                     (Principal Executive Officer)

/s/ Scott C. Evans

-----------------------------------   Executive Vice President             June 29, 1999
Scott C. Evans                        (Principal Financial Officer)

/s/ Richard L. Gibbs

-----------------------------------   Executive Vice President             June 29, 1999
Richard L. Gibbs                      (Principal Accounting Officer)

Signature of Trustee                          Date          Signature of Trustee                         Date
--------------------                          ----          --------------------                         ----

/s/ Robert H. Atwell                                        /s/ Bevis Longstreth
                                             6/29/99                                                     6/29/99
-----------------------------------                         -----------------------------------
Robert H. Atwell                                            Bevis Longstreth

/s/ Elizabeth E. Bailey                                     /s/ Robert M Lovell, Jr.
                                             6/29/99                                                     6/29/99
-----------------------------------                         -----------------------------------
Elizabeth E. Bailey                                         Robert M. Lovell, Jr.

/s/ Joyce A. Fescke                                         /s/ Stephen A. Ross
                                             6/29/99                                                     6/29/99
-----------------------------------                         -----------------------------------
Joyce A. Fescke                                             Stephen A. Ross

/s/ Edes P. Gilbert                                         /s/ Eugene C. Sit
                                             6/29/99                                                     6/29/99
-----------------------------------                         -----------------------------------
Edes P. Gilbert                                             Eugene C. Sit

/s/ Stuart Tse Kong Ho                                      /s/ Maceo K. Sloan
                                             6/29/99                                                     6/29/99
-----------------------------------                         -----------------------------------
Stuart Tse Kong Ho                                          Maceo K. Sloan

                                                            /s/ David K. Storrs
                                                                                                         6/29/99
-----------------------------------                         -----------------------------------
Nancy L. Jacob                                              David K. Storrs

/s/ Marjorie Fine Knowles                                   /s/ Robert W. Vishny
                                             6/29/99                                                     6/29/99
-----------------------------------                         -----------------------------------
Marjorie Fine Knowles                                       Robert W. Vishny

/s/ Jay O. Light
                                             6/29/99
-----------------------------------
Jay O. Light

                                  EXHIBIT INDEX

Exhibit No.      Exhibit Name
-----------      ------------


(f)(1)               TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF
                     Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee
                     Trustee, Long Term Compensation Plan, as of January 1, 1998, as
                     amended as of May 19, 1999


(f)(2)               TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF
                     Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee
                     Trustee, Deferred Compensation Plan, as of June 1, 1998, as amended as of May 19, 1999

(i)                  Opinion and Consent of Charles H. Stamm, Esq.

(j)(1)               Consent of Sutherland Asbill & Brennan LLP

(j)(2)               Consent of Ernst & Young LLP

